UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

Marshall Funds, Inc., d/b/a BMO Funds

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

M&I Investment Management Corp.

111 East Kilbourn Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Item 1. Schedule of Investments

Marshall Funds, Inc., d/b/a BMO Funds

Schedule of Investments

November 30, 2011 (Unaudited)

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Contracts	Value
Common Stocks - 95.2%

Consumer Discretionary - 8.5%

Apparel Retail - 2.1%
Foot Locker, Inc.	61,620	$1,453,616
Limited Brands, Inc.	38,020	1,609,386

		3,063,002
Broadcasting - 1.3%
CBS Corp., Class B	69,400	1,807,176
Cable & Satellite - 3.0%
Comcast Corp., Class A (1)	53,940	1,222,820
DISH Network Corp., Class A	53,570	1,316,215
Time Warner Cable, Inc.	30,900	1,868,832

		4,407,867
Department Stores - 1.5%
Macy’s, Inc.	66,340	2,144,772
Specialty Stores - 0.6%
Staples, Inc. (1)	64,250	925,843

Total Consumer Discretionary		12,348,660

Consumer Staples - 9.4%

Agricultural Products - 0.9%
Archer-Daniels-Midland Co.	45,140	1,359,617
Drug Retail - 0.7%
Walgreen Co. (1)	29,390	991,031
Hypermarkets & Super Centers - 1.1%
Wal-Mart Stores, Inc.	27,380	1,612,682
Packaged Foods & Meats - 0.8%
ConAgra Foods, Inc.	43,800	1,106,388
Soft Drinks - 1.3%
Coca-Cola Co.	29,155	1,960,090
Tobacco - 4.6%
Altria Group, Inc. (1)	56,790	1,629,305
Lorillard, Inc.	14,765	1,648,069
Philip Morris International, Inc.	45,315	3,454,816

		6,732,190

Total Consumer Staples		13,761,998

Energy - 13.4%

Integrated Oil & Gas - 5.1%
Chevron Corp. (1)	29,080	2,990,006
ConocoPhillips (1)	61,820	4,409,002

		7,399,008
Oil & Gas-Equipment & Services - 2.8%
Halliburton Co.	65,090	2,395,312
National Oilwell Varco, Inc.	22,920	1,643,364

		4,038,676
Oil & Gas-Exploration & Production - 4.5%
Anadarko Petroleum Corp.	34,910	2,837,136
Apache Corp.	21,800	2,167,792
Marathon Oil Corp.	57,760	1,614,969

		6,619,897

Oil & Gas-Refining & Marketing - 1.0%
Marathon Petroleum Corp.	46,442	1,550,699

Total Energy		19,608,280

Financials - 18.9%

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	31,925	1,465,677
Consumer Finance - 5.0%
Capital One Financial Corp. (1)	60,465	2,700,367
Discover Financial Services	132,585	3,158,175
SLM Corp.	114,790	1,478,495

		7,337,037
Diversified Banks - 2.4%
U.S. Bancorp	64,640	1,675,469
Wells Fargo & Co.	69,280	1,791,581

		3,467,050
Insurance Brokers - 1.2%
Marsh & McLennan Cos., Inc. (1)	55,435	1,673,583
Life & Health Insurance - 0.9%
Prudential Financial, Inc.	26,390	1,336,390
Other Diversified Financial Services - 1.7%
Citigroup, Inc.	41,660	1,144,817
JPMorgan Chase & Co.	45,225	1,400,618

		2,545,435
Property & Casualty Insurance - 1.8%
ACE, Ltd.	38,480	2,675,514
Regional Banks - 2.2%
CIT Group, Inc. (1) (2)	34,190	1,157,673
PNC Financial Services Group, Inc. (1)	38,005	2,060,251

		3,217,924
Specialized Finance - 1.6%
CME Group, Inc.	3,105	774,014
NYSE Euronext	53,850	1,537,956

		2,311,970
Specialized REIT’s - 1.1%
Public Storage	12,215	1,611,158

Total Financials		27,641,738

Healthcare - 13.6%

Healthcare Distributors - 2.8%
AmerisourceBergen Corp.	53,600	1,991,240
Cardinal Health, Inc.	48,485	2,058,673

		4,049,913

Healthcare Facilities - 0.8%
Community Health Systems, Inc. (2)	59,755	1,187,332
Healthcare Services - 1.6%
Medco Health Solutions, Inc. (2)	41,260	2,338,204
Managed Healthcare - 3.6%
Humana, Inc.	28,900	2,562,852
UnitedHealth Group, Inc.	55,275	2,695,762

		5,258,614
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co. (1)	68,725	2,248,682
Eli Lilly & Co.	44,630	1,689,245
Forest Laboratories, Inc. (2)	56,520	1,693,339
Johnson & Johnson	22,690	1,468,497

		7,099,763

Total Healthcare		19,933,826

Industrials - 9.8%

Aerospace & Defense - 1.6%
General Dynamics Corp.	22,850	1,509,471
Honeywell International, Inc.	15,115	818,477

		2,327,948
Airlines - 1.2%
Alaska Air Group, Inc. (1) (2)	25,060	1,739,665
Construction & Engineering - 0.9%
KBR, Inc.	48,135	1,391,102
Construction & Farm Machinery & Heavy Trucks - 1.3%
Joy Global, Inc.	14,170	1,293,437
Navistar International Corp. (2)	15,195	565,710

		1,859,147
Environmental & Facilities Services - 0.7%
Republic Services, Inc.	39,170	1,075,217
Industrial Conglomerates - 1.7%
General Electric Co.	156,775	2,494,290
Industrial Machinery - 1.0%
Eaton Corp.	16,230	728,889
Parker-Hannifin Corp. (1)	8,850	732,603

		1,461,492
Railroads - 1.4%
CSX Corp.	93,845	2,037,375

Total Industrials		14,386,236

Information Technology - 9.2%

Computer Hardware - 1.8%
Apple, Inc. (2)	7,035	2,688,777
Computer Storage & Peripherals - 1.7%
SanDisk Corp. (2)	35,370	1,744,095
Seagate Technology	46,770	799,767

		2,543,862
Data Processing & Outsourced Services - 1.6%
Visa, Inc., Class A	23,275	2,256,977
Electronic Manufacturing Services - 1.0%
Jabil Circuit, Inc.	72,230	1,464,102
Semiconductors - 1.5%
Intel Corp. (1)	89,205	2,222,096
Systems Software - 1.6%
Oracle Corp.	72,745	2,280,556

Total Information Technology		13,456,370

Materials - 3.6%

Diversified Chemicals - 1.8%
E.I. du Pont de Nemours & Co. (1)	27,750	1,324,230
Eastman Chemical Co.	32,880	1,302,706

		2,626,936
Fertilizers & Agricultural Chemicals - 0.9%
Mosaic Co.	23,850	1,258,326
Paper Products - 0.9%
Domtar Corp.	17,530	1,376,631

Total Materials		5,261,893

Telecommunication Services - 3.1%

Integrated Telecommunication Services - 3.1%
AT&T, Inc. (1)	64,370	1,865,443
CenturyLink, Inc.	69,451	2,605,801

Total Telecommunication Services		4,471,244

Utilities - 5.7%

Electric Utilities - 3.4%
American Electric Power Co., Inc.	29,280	1,161,830
Edison International	57,495	2,260,129
PPL Corp.	49,360	1,481,787

		4,903,746

Gas Utilities - 1.5%
ONEOK, Inc.	26,670	2,217,877
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	57,235	1,138,977

Total Utilities		8,260,600

Total Common Stocks (identified cost $110,825,593)		139,130,845

Purchased Call Options - 0.0%
Marvell Technology Group, Ltd., Exercise Price: $14.00, 1/21/2012 (2)	430	41,925

Total Purchased Call Options (identified cost $58,910)		41,925

Short-Term Investments - 23.6%

Collateral Pool Investment for Securities on Loan - 18.9%
(See Note 2 of the Schedule of Investments)		27,661,610

Mutual Funds - 4.7%
BMO Prime Money Market Fund, Class I, 0.173% (11)	6,899,258	6,899,258

Total Short-Term Investments (identified cost $34,560,868)		34,560,868

Total Investments - 118.8% (identified cost $145,445,371)		173,733,638
Other Assets and Liabilities - (18.8)%		(27,545,341)

Total Net Assets - 100.0%		$146,188,297

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares	Value
Common Stocks - 98.6%

Consumer Discretionary - 11.4%

Auto Parts & Equipment - 1.9%
Johnson Controls, Inc.	110,000	$3,462,800
Cable & Satellite - 4.2%
Comcast Corp., Class A (1)	160,000	3,627,200
DIRECTV Group, Inc., Class A (1) (2)	90,000	4,249,800

		7,877,000
Homefurnishing Retail - 1.6%
Williams-Sonoma, Inc.	79,100	2,987,607
Internet Retail - 2.7%
Amazon.com, Inc. (1) (2)	12,000	2,307,480
Priceline.com, Inc. (2)	5,500	2,672,395

		4,979,875
Restaurants - 1.0%
Chipotle Mexican Grill, Inc., Class A (2)	6,000	1,929,360

Total Consumer Discretionary		21,236,642

Consumer Staples - 11.5%

Food Retail - 0.5%
Whole Foods Market, Inc. (1)	14,000	953,400
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp. (1)	22,000	1,876,600
Packaged Foods & Meats - 1.0%
Kraft Foods, Inc., Class A (1)	50,000	1,807,500
Soft Drinks - 4.4%
Coca-Cola Co.	65,500	4,403,565
Hansen Natural Corp. (2)	10,800	995,760
PepsiCo, Inc.	44,000	2,816,000

		8,215,325
Tobacco - 4.6%
Altria Group, Inc. (1)	95,000	2,725,550
Philip Morris International, Inc.	76,500	5,832,360

		8,557,910

Total Consumer Staples		21,410,735

Energy - 10.6%

Integrated Oil & Gas - 1.3%
Occidental Petroleum Corp.	25,000	2,472,500
Oil & Gas-Equipment & Services - 7.0%
CARBO Ceramics, Inc. (1)	11,000	1,565,520
Halliburton Co.	77,500	2,852,000
National Oilwell Varco, Inc.	48,000	3,441,600
Schlumberger, Ltd. (1)	40,000	3,013,200
Superior Energy Services, Inc. (1) (2)	70,000	2,079,700

		12,952,020
Oil & Gas-Exploration & Production - 2.3%
Anadarko Petroleum Corp.	30,000	2,438,100
Southwestern Energy Co. (2)	47,000	1,788,350

		4,226,450

Total Energy		19,650,970

Financials - 5.1%

Asset Management & Custody Banks - 2.4%
Ameriprise Financial, Inc.	53,500	2,456,185
Invesco Ltd.	99,800	2,020,950

		4,477,135
Diversified Banks - 1.0%
Wells Fargo & Co.	70,000	1,810,200
Specialized Finance - 1.7%
IntercontinentalExchange, Inc. (1) (2)	26,700	3,249,924

Total Financials		9,537,259

Healthcare - 11.2%

Biotechnology - 1.0%
Celgene Corp. (1) (2)	30,400	1,917,632
Healthcare Distributors - 1.5%
McKesson Corp.	34,600	2,813,326
Healthcare Equipment - 2.4%
Intuitive Surgical, Inc. (1) (2)	4,800	2,084,208
St. Jude Medical, Inc. (1)	60,500	2,325,620

		4,409,828
Healthcare Services - 3.5%
Express Scripts, Inc. (1) (2)	71,500	3,263,975
Medco Health Solutions, Inc. (2)	55,200	3,128,184

		6,392,159
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc. (1) (2)	53,000	1,987,500
Pharmaceuticals - 1.7%
Allergan, Inc. (1)	38,000	3,181,360

Total Healthcare		20,701,805

Industrials - 13.3%

Aerospace & Defense - 4.1%
Boeing Co. (1)	28,400	1,950,796
Goodrich Corp.	31,200	3,806,712
Precision Castparts Corp.	11,800	1,944,050

		7,701,558
Air Freight & Logistics - 1.6%
FedEx Corp.	34,800	2,891,184
Construction & Farm Machinery & Heavy Trucks - 2.5%
Caterpillar, Inc. (1)	20,500	2,006,540
Deere & Co.	34,200	2,710,350

		4,716,890
Electrical Components & Equipment - 1.7%
Emerson Electric Co. (1)	59,900	3,129,775
Industrial Machinery - 1.7%
Parker-Hannifin Corp. (1)	37,700	3,120,806
Railroads - 1.7%
Union Pacific Corp.	29,800	3,081,618

Total Industrials		24,641,831

Information Technology - 27.0%

Application Software - 0.9%
Salesforce.com, Inc. (1) (2)	14,000	1,657,880
Communications Equipment - 2.4%
QUALCOMM, Inc.	80,000	4,384,000
Computer Hardware - 6.4%
Apple, Inc. (2)	31,000	11,848,200

Computer Storage & Peripherals - 2.1%
EMC Corp. (1) (2)	170,000	3,911,700
Consulting & Other Services - 4.5%
Cognizant Technology Solutions Corp., Class A (2)	55,000	3,704,250
International Business Machines Corp. (1)	25,000	4,700,000

		8,404,250
Internet Software & Services - 5.3%
Baidu, Inc. ADR (2)	12,000	1,571,880
eBay, Inc. (2)	100,000	2,959,000
Google, Inc., Class A (2)	9,000	5,394,510

		9,925,390
Systems Software - 5.4%
Microsoft Corp.	210,000	5,371,800
Oracle Corp.	150,000	4,702,500

		10,074,300

Total Information Technology		50,205,720

Materials - 6.7%

Diversified Chemicals - 2.0%
E.I. du Pont de Nemours & Co. (1)	77,800	3,712,616
Industrial Gases - 1.5%
Praxair, Inc.	27,800	2,835,600
Specialty Chemicals - 3.2%
Albemarle Corp.	54,600	2,977,338
Ecolab, Inc. (1)	52,000	2,965,040

		5,942,378

Total Materials		12,490,594

Telecommunication Services - 1.8%

Integrated Telecommunication Services - 1.8%
Verizon Communications, Inc. (1)	90,000	3,395,700

Total Common Stocks (identified cost $161,404,711)		183,271,256

Short-Term Investments - 28.5%

Collateral Pool Investment for Securities on Loan - 25.7%
(See Note 2 of the Schedule of Investments)		47,873,584

Mutual Funds - 2.8%
BMO Prime Money Market Fund, Class I, 0.173% (11)	5,116,777	5,116,777

Total Short-Term Investments (identified cost $52,990,361)		52,990,361

Total Investments - 127.1% (identified cost $214,395,072)		236,261,617
Other Assets and Liabilities - (27.1)%		(50,437,714)

Total Net Assets - 100.0%		$185,823,903

Large-Cap Focus Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares	Value

Common Stocks - 90.3%

Consumer Discretionary - 11.4%

Apparel Retail - 2.0%
TJX Cos., Inc. (1)	17,600	$1,085,920
Apparel, Accessories & Luxury Goods - 1.1%
Coach, Inc.	9,600	600,864
Auto Parts & Equipment - 3.2%
Lear Corp.	19,500	817,635
Visteon Corp. (2)	17,500	979,125

		1,796,760
Automobile Manufacturers - 1.3%
Ford Motor Co. (1) (2)	69,400	735,640
Home Improvement Retail - 2.0%
Home Depot, Inc.	27,900	1,094,238
Homefurnishing Retail - 1.8%
Bed Bath & Beyond, Inc. (2)	16,200	980,262

Total Consumer Discretionary		6,293,684

Consumer Staples - 4.5%

Drug Retail - 2.2%
CVS Caremark Corp. (1)	30,800	1,196,272
Soft Drinks - 2.3%
Coca-Cola Co. (1)	19,300	1,297,539

Total Consumer Staples		2,493,811

Energy - 12.0%

Integrated Oil & Gas - 5.4%
Chevron Corp.	15,200	1,562,864
Hess Corp.	9,200	554,024
Occidental Petroleum Corp.	8,800	870,320

		2,987,208
Oil & Gas-Equipment & Services - 4.4%
National Oilwell Varco, Inc.	14,700	1,053,990
Schlumberger, Ltd. (1)	18,100	1,363,473

		2,417,463
Oil & Gas-Exploration & Production - 2.2%
Anadarko Petroleum Corp.	8,100	658,287
Marathon Oil Corp.	20,100	561,996

		1,220,283

Total Energy		6,624,954

Financials - 6.6%

Asset Management & Custody Banks - 1.5%
Blackstone Group L.P.	60,000	823,800
Life & Health Insurance - 1.7%
MetLife, Inc.	30,600	963,288
Other Diversified Financial Services - 3.4%
Citigroup, Inc.	36,300	997,524
JPMorgan Chase & Co.	28,600	885,742

		1,883,266

Total Financials		3,670,354

Healthcare - 5.2%

Biotechnology - 2.0%
Celgene Corp. (2)	8,300	523,564
Gilead Sciences, Inc. (2)	15,000	597,750

		1,121,314
Healthcare Distributors - 1.5%
McKesson Corp.	10,400	845,624
Healthcare Services - 1.7%
Express Scripts, Inc. (1) (2)	20,200	922,130

Total Healthcare		2,889,068

Industrials - 13.3%

Aerospace & Defense - 1.7%
Boeing Co. (1)	13,600	934,184
Airlines - 0.5%
U.S. Airways Group, Inc. (1) (2)	59,500	280,840
Construction & Farm Machinery & Heavy Trucks - 4.2%
Caterpillar, Inc.	10,300	1,008,164
Deere & Co. (1)	16,400	1,299,700

		2,307,864
Industrial Conglomerates - 2.1%
Tyco International, Ltd.	23,800	1,141,448
Industrial Machinery - 3.0%
Eaton Corp.	19,300	866,763
Kennametal, Inc.	21,000	800,310

		1,667,073
Railroads - 1.8%
CSX Corp.	47,100	1,022,541

Total Industrials		7,353,950

Information Technology - 30.8%

Communications Equipment - 2.8%
QUALCOMM, Inc.	27,900	1,528,920
Computer Hardware - 5.3%
Apple, Inc. (2)	7,700	2,942,940
Computer Storage & Peripherals - 2.3%
EMC Corp. (1) (2)	55,900	1,286,259
Consulting & Other Services - 2.7%
International Business Machines Corp.	7,800	1,466,400
Internet Software & Services - 4.3%
eBay, Inc. (2)	25,800	763,422
Google, Inc., Class A (2)	2,700	1,618,353

		2,381,775
Semiconductor Equipment - 2.2%
Novellus Systems, Inc. (2)	19,500	675,090
Teradyne, Inc. (1) (2)	42,200	568,012

		1,243,102
Semiconductors - 3.8%
Broadcom Corp., Class A (2)	17,600	534,072
Intel Corp. (1)	52,100	1,297,811
Micron Technology, Inc. (1) (2)	48,800	292,312

		2,124,195
Systems Software - 5.7%
Microsoft Corp.	58,400	1,493,872
Oracle Corp.	52,500	1,645,875

		3,139,747

Technology Distributors - 1.7%
Arrow Electronics, Inc. (2)	26,400	965,184

Total Information Technology		17,078,522

Materials - 6.5%

Diversified Chemicals - 1.6%
Eastman Chemical Co.	22,800	903,336
Diversified Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	17,500	693,000
Fertilizers & Agricultural Chemicals - 0.9%
Potash Corp. of Saskatchewan, Inc.	12,100	524,414
Specialty Chemicals - 1.7%
Celanese Corp.	20,000	929,800
Steel - 1.0%
Cliffs Natural Resources, Inc.	8,000	542,480

Total Materials		3,593,030

Total Common Stocks (identified cost $47,979,876)		49,997,373

Short-Term Investments - 26.9%

Collateral Pool Investment for Securities on Loan - 17.6%
(See Note 2 of the Schedule of Investments)		9,756,216

Mutual Funds - 9.3%
BMO Prime Money Market Fund, Class I, 0.173% (11)	5,160,074	5,160,074

Total Short-Term Investments (identified cost $14,916,290)		14,916,290

Total Investments - 117.2% (identified cost $62,896,166)		64,913,663
Other Assets and Liabilities - (17.2)%		(9,517,755)

Total Net Assets - 100.0%		$55,395,908

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Contracts	Value

Common Stocks - 96.7%

Consumer Discretionary - 15.5%

Advertising - 1.6%
Interpublic Group of Cos., Inc.	398,500	$3,737,930
Auto Parts & Equipment - 1.6%
Visteon Corp. (2)	68,600	3,838,170
Cable & Satellite - 1.5%
Liberty Global, Inc. (1) (2)	87,956	3,464,587
Catalog Retail - 2.1%
Liberty Media Corp. - Interactive (2)	307,100	4,993,446
Department Stores - 1.8%
Kohl’s Corp.	78,100	4,201,780
Household Appliances - 1.3%
Whirlpool Corp.	60,200	2,953,412
Internet Retail - 2.1%
Expedia, Inc.	174,900	4,864,843
Leisure Products - 1.5%
Mattel, Inc.	120,900	3,483,129
Specialty Stores - 2.0%
Staples, Inc. (1)	334,300	4,817,263

Total Consumer Discretionary		36,354,560

Consumer Staples - 6.0%

Agricultural Products - 1.3%
Darling International, Inc. (1) (2)	210,500	3,024,885
Food Retail - 3.3%
Kroger Co. (1)	189,800	4,399,564
Safeway, Inc.	167,300	3,346,000

		7,745,564

Packaged Foods & Meats - 1.4%
ConAgra Foods, Inc. (1)	132,800	3,354,528

Total Consumer Staples		14,124,977

Energy - 9.1%

Oil & Gas-Drilling - 1.7%
Noble Corp. (2)	117,200	4,046,916
Oil & Gas-Equipment & Services - 1.5%
Tidewater, Inc.	71,200	3,588,480
Oil & Gas-Exploration & Production - 5.9%
EQT Corp.	56,300	3,491,163
Noble Energy, Inc.	36,800	3,620,752
QEP Resources, Inc.	132,100	4,313,065
SandRidge Energy, Inc. (1) (2)	315,600	2,319,660

		13,744,640

Total Energy		21,380,036

Financials - 19.3%

Asset Management & Custody Banks - 4.5%
Affiliated Managers Group, Inc. (2)	40,400	3,820,628
Ameriprise Financial, Inc.	70,200	3,222,882
Invesco Ltd.	176,500	3,574,125

		10,617,635

Consumer Finance - 1.4%
Discover Financial Services	137,000	3,263,340
Diversified Banks - 0.9%
Comerica, Inc.	84,700	2,136,134
Investment Banking & Brokerage - 1.4%
TD Ameritrade Holding Corp. (1)	208,200	3,391,578
Life & Health Insurance - 1.4%
Lincoln National Corp. (1)	162,000	3,269,160
Office REIT’s - 1.1%
Mack-Cali Realty Corp. (1)	104,600	2,665,208
Property & Casualty Insurance - 2.6%
Axis Capital Holdings, Ltd.	107,700	3,438,861
Hanover Insurance Group, Inc.	73,400	2,648,272

		6,087,133
Regional Banks - 1.8%
Fifth Third Bancorp (1)	344,110	4,160,290
Reinsurance - 3.0%
PartnerRe Ltd.	46,600	3,062,552
Reinsurance Group of America, Inc.	74,700	3,847,050

		6,909,602
Specialized REIT’s - 1.2%
Sovran Self Storage, Inc. (1)	67,800	2,823,192

Total Financials		45,323,272

Healthcare - 10.1%

Healthcare Distributors - 2.0%
AmerisourceBergen Corp.	124,900	4,640,035
Healthcare Facilities - 1.7%
Community Health Systems, Inc. (1) (2)	199,650	3,967,045
Healthcare Services - 1.6%
DaVita, Inc. (1) (2)	49,200	3,748,056
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc. (1) (2)	74,100	3,501,225
Managed Healthcare - 3.3%
CIGNA Corp.	102,900	4,551,267
Coventry Health Care, Inc. (1) (2)	100,700	3,216,358

		7,767,625

Total Healthcare		23,623,986

Industrials - 11.1%

Aerospace & Defense - 1.7%
L-3 Communications Holdings, Inc.	59,300	3,931,590
Construction & Engineering - 2.1%
Fluor Corp.	20,700	1,134,774
Jacobs Engineering Group, Inc. (1) (2)	92,500	3,842,450

		4,977,224
Electrical Components & Equipment - 1.7%
Thomas & Betts Corp. (2)	74,800	3,890,348
Environmental & Facilities Services - 1.6%
Republic Services, Inc.	136,500	3,746,925
Human Resource & Employment Services - 1.2%
Manpower, Inc.	79,500	2,912,085
Industrial Conglomerates - 1.6%
Carlisle Companies, Inc. (1)	83,100	3,706,260

Industrial Machinery - 1.2%
Eaton Corp.	61,200	2,748,492

Total Industrials		25,912,924

Information Technology - 12.1%

Communications Equipment - 2.4%
ARRIS Group, Inc. (1) (2)	309,100	3,322,825
InterDigital, Inc. (1)	53,600	2,356,256

		5,679,081
Computer Storage & Peripherals - 2.9%
Lexmark International, Inc., Class A (1)	85,300	2,854,138
Seagate Technology	225,500	3,856,050

		6,710,188
Consulting & Other Services - 1.8%
Amdocs, Ltd. (1) (2)	151,100	4,267,064
Data Processing & Outsourced Services - 1.4%
Western Union Co. (1)	187,800	3,275,232
Office Electronics - 1.4%
Xerox Corp.	400,200	3,261,630
Technology Distributors - 2.2%
Ingram Micro, Inc. (2)	283,900	5,113,039

Total Information Technology		28,306,234

Materials - 5.5%

Commodity Chemicals - 1.5%
Kronos Worldwide, Inc.	177,500	3,463,025
Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc.	18,000	2,516,400
Paper Products - 1.4%
International Paper Co.	113,700	3,229,080
Steel - 1.6%
Reliance Steel & Aluminum Co.	76,800	3,771,648

Total Materials		12,980,153

Telecommunication Services - 1.5%

Integrated Telecommunication Services - 1.5%
CenturyLink, Inc.	90,446	3,393,534

Utilities - 6.5%

Electric Utilities - 3.1%
Edison International	96,400	3,789,484
Great Plains Energy, Inc.	159,800	3,362,192

		7,151,676
Multi-Utilities - 3.4%
CMS Energy Corp. (1)	208,100	4,353,452
Sempra Energy	68,600	3,648,834

		8,002,286

Total Utilities		15,153,962

Total Common Stocks (identified cost $197,641,150)		226,553,638

Purchased Call Option - 0.1%
INTERDIGITAL, Inc., Exercise Price: $65.00, 1/21/2012 (2)	1,200	153,000

Total Purchased Call Options (identified cost $289,395)		153,000

Short-Term Investments - 22.8%

Collateral Pool Investment for Securities on Loan - 19.6%
(See Note 2 of the Schedule of Investments)		46,000,454

Mutual Funds - 3.2%
BMO Prime Money Market Fund, Class I, 0.173% (11)	7,471,493	7,471,493

Total Short-Term Investments (identified cost $53,471,947)		53,471,947

Total Investments - 119.6% (identified cost $251,402,492)		280,178,585
Other Assets and Liabilities - (19.6)%		(45,873,465)

Total Net Assets - 100.0%		$234,305,120

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Warrants	Value
Common Stocks - 98.3%

Consumer Discretionary - 16.1%

Apparel Retail - 1.9%
Ann, Inc. (2)	111,500	$2,615,790
Limited Brands, Inc.	49,700	2,103,801

		4,719,591
Apparel, Accessories & Luxury Goods - 3.2%
Coach, Inc.	55,700	3,486,263
Phillips-Van Heusen Corp.	31,970	2,170,443
VF Corp.	17,400	2,413,206

		8,069,912
Auto Parts & Equipment - 1.5%
Lear Corp.	43,200	1,811,376
Visteon Corp. (2)	33,800	1,891,110

		3,702,486
Automotive Retail - 1.0%
O’Reilly Automotive, Inc. (1) (2)	32,900	2,541,196
Broadcasting - 1.2%
Discovery Communications, Inc., Class A (1) (2)	74,700	3,135,906
Department Stores - 1.0%
Macy’s, Inc.	74,900	2,421,517
Distributors - 0.8%
LKQ Corp. (2)	70,100	2,140,153
General Merchandise Stores - 1.4%
Dollar Tree, Inc. (2)	44,600	3,634,454
Hotels, Resorts & Cruise Lines - 2.2%
Marriott International, Inc., Class A	61,200	1,873,944
Wyndham Worldwide Corp.	102,300	3,626,535

		5,500,479
Housewares & Specialties - 1.0%
Jarden Corp.	85,800	2,671,812
Specialty Stores - 0.9%
Dick’s Sporting Goods, Inc. (2)	59,300	2,331,083

Total Consumer Discretionary		40,868,589

Consumer Staples - 1.5%

Soft Drinks - 1.5%
Fomento Economico Mexicano, SAB de C.V., ADR	30,200	2,059,942
Heckmann Corp. (1) (2)	290,900	1,701,765

Total Consumer Staples		3,761,707

Energy - 14.0%

Oil & Gas-Exploration & Production - 14.0%
Advantage Oil & Gas, Ltd. (2)	734,700	3,394,314
Chesapeake Energy Corp. (1)	459,900	11,653,866
Energy XXI (Bermuda), Ltd. (1) (2)	375,605	11,809,021
Gulfport Energy Corp. (1) (2)	230,505	7,318,534
Magnum Hunter Resources Corp. (1) (2)	310,800	1,494,948

Total Energy		35,670,683

Financials - 2.6%

Asset Management & Custody Banks - 1.3%
Affiliated Managers Group, Inc. (2)	15,200	1,437,464
Ameriprise Financial, Inc.	42,400	1,946,584

		3,384,048
Real Estate Services - 0.6%
Jones Lang LaSalle, Inc.	22,500	1,449,450
Specialized REIT’s - 0.7%
Host Hotels & Resorts, Inc. (1)	115,600	1,635,740

Total Financials		6,469,238

Healthcare - 14.9%

Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (2)	52,900	3,632,114
Healthcare Equipment - 0.7%
Edwards Lifesciences Corp. (1) (2)	28,775	1,900,013
Healthcare Facilities - 2.2%
HealthSouth Corp. (1) (2)	139,600	2,412,288
Universal Health Services, Inc., Class B	77,700	3,125,094

		5,537,382
Healthcare Services - 0.7%
Express Scripts, Inc. (1) (2)	41,800	1,908,170
Healthcare Technology - 1.3%
Cerner Corp. (1) (2)	55,300	3,372,194
Life Sciences Tools & Services - 1.4%
Covance, Inc. (2)	34,900	1,602,259
Mettler-Toledo International, Inc. (2)	11,600	1,853,680

		3,455,939
Managed Healthcare - 0.8%
AMERIGROUP Corp. (2)	34,500	1,972,365
Pharmaceuticals - 6.4%
Medicis Pharmaceutical Corp., Class A	59,900	1,955,735
Mylan, Inc. (1) (2)	130,600	2,550,618
Shire PLC, ADR (1)	33,600	3,404,352
Valeant Pharmaceuticals International (1) (2)	89,633	4,141,941
Watson Pharmaceuticals, Inc. (1) (2)	64,300	4,155,066

		16,207,712

Total Healthcare		37,985,889

Industrials - 19.5%

Aerospace & Defense - 1.5%
Triumph Group, Inc.	65,900	3,920,391
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (2)	58,700	2,480,075
Construction & Farm Machinery & Heavy Trucks - 1.2%
Joy Global, Inc.	32,800	2,993,984
Electrical Components & Equipment - 3.5%
AMETEK, Inc.	76,550	3,279,402
Rockwell Automation, Inc. (1)	32,400	2,430,972
Roper Industries, Inc. (1)	36,600	3,117,954

		8,828,328
Industrial Conglomerates - 1.3%
Tyco International, Ltd.	67,600	3,242,096
Industrial Machinery - 4.1%
IDEX Corp.	70,900	2,585,014
Parker-Hannifin Corp. (1)	35,800	2,963,524
Snap-On, Inc.	62,400	3,201,120
Timken Co.	44,100	1,852,641

		10,602,299

Railroads - 1.2%
Kansas City Southern (2)	43,850	2,983,116
Research & Consulting Services - 3.0%
Acacia Research Corp. (2)	79,500	2,768,190
Nielsen Holdings NV (2)	90,700	2,634,835
Verisk Analytics, Inc., Class A (2)	57,700	2,266,456

		7,669,481
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc., Class A	25,100	1,745,203
Trucking - 2.0%
Hertz Global Holdings, Inc. (1) (2)	232,300	2,627,313
J.B. Hunt Transport Services, Inc.	55,400	2,532,888

		5,160,201

Total Industrials		49,625,174

Information Technology - 22.4%

Application Software - 6.2%
Ebix, Inc.	487,700	10,485,550
Informatica Corp. (2)	40,100	1,802,696
Intuit, Inc.	67,000	3,567,080

		15,855,326
Consulting & Other Services - 1.3%
Cognizant Technology Solutions Corp., Class A (2)	47,900	3,226,065
Data Processing & Outsourced Services - 6.2%
Alliance Data Systems Corp. (1) (2)	28,300	2,898,203
FleetCor Technologies, Inc. (2)	75,000	2,130,000
NeuStar, Inc., Class A (2)	51,500	1,737,610
Total System Services, Inc.	130,400	2,613,216
VeriFone Systems, Inc. (2)	78,200	3,429,070
Western Union Co. (1)	162,700	2,837,488

		15,645,587
Electronic Components - 0.7%
Amphenol Corp., Class A	41,900	1,899,327
Electronic Manufacturing Services - 0.6%
Trimble Navigation, Ltd. (1) (2)	36,700	1,581,036
Internet Software & Services - 2.9%
Ancestry.com, Inc. (1) (2)	201,500	4,777,565
Rackspace Hosting, Inc. (1) (2)	59,900	2,598,462

		7,376,027
Semiconductor Equipment - 0.5%
ASML Holding N.V. (1)	30,800	1,217,524
Semiconductors - 1.8%
Atmel Corp. (2)	152,000	1,348,240
Cavium Networks, Inc. (1) (2)	36,000	1,175,040
Cypress Semiconductor Corp. (2)	101,600	1,937,512

		4,460,792
Systems Software - 2.2%
Check Point Software Technologies, Ltd. (1) (2)	69,000	3,818,460
Red Hat, Inc. (1) (2)	38,000	1,903,040

		5,721,500

Total Information Technology		56,983,184

Materials - 4.5%

Commodity Chemicals - 1.4%
Methanex Corp.	146,100	3,572,145
Diversified Chemicals - 0.9%
FMC Corp. (1)	27,100	2,274,232

Diversified Metals & Mining - 0.7%
Thompson Creek Metals Co., Inc. (2)	260,700	1,822,293
Industrial Gases - 0.7%
Praxair, Inc.	18,600	1,897,200
Specialty Chemicals - 0.8%
Celanese Corp.	41,000	1,906,090

Total Materials		11,471,960

Telecommunication Services - 2.8%

Wireless Telecommunication Services - 2.8%
American Tower Corp., Class A (2)	61,700	3,640,300
Crown Castle International Corp. (2)	80,700	3,415,224

Total Telecommunication Services		7,055,524

Total Common Stocks (identified cost $198,403,887)		249,891,948

Warrants - 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (2)	38,880	—

Total Warrants (identified cost $0)		—

Short-Term Investments - 26.9%

Collateral Pool Investment for Securities on Loan - 25.5%
(See Note 2 of the Schedule of Investments)		65,018,671

Mutual Funds - 1.4%
BMO Prime Money Market Fund, Class I, 0.173% (11)	3,453,870	3,453,870

Total Short-Term Investments (identified cost $68,472,541)		68,472,541

Total Investments - 125.2% (identified cost $266,876,428)		318,364,489
Other Assets and Liabilities - (25.2)%		(64,063,490)

Total Net Assets - 100.0%		$254,300,999

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares	Value
Common Stocks - 96.4%

Consumer Discretionary - 13.8%

Apparel Retail - 2.3%
Ann, Inc. (2)	10,100	$236,946
The Finish Line, Inc., Class A	17,100	360,468

		597,414
Apparel, Accessories & Luxury Goods - 1.9%
The Warnaco Group, Inc. (2)	9,350	473,952
Broadcasting - 1.5%
Sinclair Broadcast Group, Inc., Class A	38,000	392,920
Department Stores - 1.0%
Dillard’s, Inc., Class A (1)	5,300	249,100
Household Appliances - 1.1%
Helen of Troy, Ltd. (1) (2)	9,700	289,739
Housewares & Specialties - 1.4%
American Greetings Corp., Class A (1)	20,400	346,596
Leisure Products - 1.1%
JAKKS Pacific, Inc. (1)	14,300	272,987
Publishing - 1.5%
Valassis Communications, Inc. (1) (2)	20,100	386,121
Restaurants - 1.1%
Bob Evans Farms, Inc.	8,100	271,188
Specialty Stores - 0.9%
OfficeMax, Inc. (1) (2)	52,000	241,800

Total Consumer Discretionary		3,521,817

Consumer Staples - 3.8%

Agricultural Products - 1.6%
Darling International, Inc. (1) (2)	28,400	408,108
Packaged Foods & Meats - 1.2%
Chiquita Brands International, Inc. (2)	37,500	311,625
Personal Products - 1.0%
Nu Skin Enterprises, Inc., Class A	5,300	253,022

Total Consumer Staples		972,755

Energy - 6.0%

Coal & Consumable Fuels - 1.3%
Cloud Peak Energy, Inc. (2)	15,900	339,783
Oil & Gas-Equipment & Services - 2.0%
Helix Energy Solutions Group, Inc. (1) (2)	19,700	349,478
Matrix Service Co. (1) (2)	18,500	173,160

		522,638
Oil & Gas-Exploration & Production - 2.7%
Bill Barrett Corp. (2)	9,000	351,000
VAALCO Energy, Inc. (2)	52,700	332,010

		683,010

Total Energy		1,545,431

Financials - 23.4%

Asset Management & Custody Banks - 4.4%
Calamos Asset Management, Inc., Class A	25,800	305,214
Fifth Street Finance Corp. (1)	27,900	272,862
Walter Investment Management Corp.	24,038	537,490

		1,115,566
Consumer Finance - 1.5%
Nelnet, Inc., Class A	16,600	380,306
Life & Health Insurance - 1.4%
American Equity Investment Life Holding Co. (1)	33,300	368,298
Office REIT’s - 1.2%
CoreSite Realty Corp. (1)	18,900	316,575
Property & Casualty Insurance - 2.2%
Argo Group International Holdings, Ltd.	7,600	222,680
Tower Group, Inc. (1)	15,900	333,741

		556,421
Regional Banks - 3.0%
IBERIABANK Corp.	7,500	373,650
Nara Bancorp, Inc. (2)	42,100	394,477

		768,127
Reinsurance - 2.4%
Enstar Group, Ltd. (2)	3,100	313,441
Montpelier Re Holdings, Ltd. (1)	17,700	301,254

		614,695
Specialized Finance - 0.9%
Encore Capital Group, Inc. (2)	10,500	228,900
Specialized REIT’s - 2.3%
LaSalle Hotel Properties (1)	13,000	304,330
Sovran Self Storage, Inc. (1)	7,000	291,480

		595,810
Thrifts & Mortgage Finance - 4.1%
Northwest Bancshares, Inc. (1)	30,900	383,778
Ocwen Financial Corp. (2)	51,000	671,670

		1,055,448

Total Financials		6,000,146

Healthcare - 7.1%

Healthcare Equipment - 0.9%
Greatbatch, Inc. (1) (2)	10,700	236,684
Healthcare Facilities - 1.4%
Health Management Associates, Inc., Class A (2)	44,800	368,256
Life Sciences Tools & Services - 1.3%
PAREXEL International Corp. (1) (2)	16,100	322,805
Pharmaceuticals - 3.5%
Medicis Pharmaceutical Corp., Class A	12,600	411,390
Par Pharmaceutical Cos., Inc. (2)	14,520	470,593

		881,983

Total Healthcare		1,809,728

Industrials - 17.2%

Aerospace & Defense - 2.5%
Alliant Techsystems, Inc. (1)	4,900	288,316
Moog, Inc., Class A (2)	8,400	351,288

		639,604
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (2)	4,600	194,350

Commercial Printing - 1.4%
Deluxe Corp.	16,300	372,618
Construction & Engineering - 2.2%
Aegion Corp. (1) (2)	15,800	239,528
EMCOR Group, Inc.	12,700	325,501

		565,029
Electrical Components & Equipment - 2.2%
Brady Corp., Class A	8,300	248,502
Thomas & Betts Corp. (2)	5,850	304,258

		552,760
Industrial Conglomerates - 2.0%
Carlisle Companies, Inc.	6,900	307,740
Standex International Corp. (1)	6,740	215,208

		522,948
Industrial Machinery - 3.2%
Kaydon Corp. (1)	10,100	318,958
LB Foster Co., Class A	10,600	304,432
Mueller Industries, Inc.	5,434	207,253

		830,643
Railroads - 1.3%
RailAmerica, Inc. (1) (2)	23,000	323,150
Research & Consulting Services - 1.6%
FTI Consulting, Inc. (1) (2)	9,400	403,166

Total Industrials		4,404,268

Information Technology - 16.9%

Application Software - 1.5%
Quest Software, Inc. (2)	21,000	379,470
Communications Equipment - 2.7%
ARRIS Group, Inc. (1) (2)	35,600	382,700
InterDigital, Inc. (1)	7,190	316,072

		698,772
Computer Storage & Peripherals - 1.4%
Lexmark International, Inc., Class A (1)	11,000	368,060
Consulting & Other Services - 1.0%
ManTech International Corp.	7,700	260,260
Data Processing & Outsourced Services - 2.8%
CSG Systems International, Inc. (2)	20,600	312,502
NeuStar, Inc., Class A (2)	11,600	391,384

		703,886
Internet Software & Services - 0.8%
EarthLink, Inc.	34,100	214,830
Semiconductor Equipment - 2.2%
Tessera Technologies, Inc. (2)	24,000	416,400
Veeco Instruments, Inc. (1) (2)	5,800	144,362

		560,762
Semiconductors - 1.4%
Lattice Semiconductor Corp. (2)	53,500	368,615
Technology Distributors - 3.1%
Brightpoint, Inc. (1) (2)	38,400	383,616
SYNNEX Corp. (2)	13,490	395,932

		779,548

Total Information Technology		4,334,203

Materials - 5.4%

Commodity Chemicals - 0.8%
TPC Group, Inc. (1) (2)	8,150	195,600

Paper Packaging - 1.2%
Graphic Packaging Corp. (2)	68,800	304,784
Paper Products - 1.3%
KapStone Paper and Packaging Corp. (2)	20,000	331,600
Specialty Chemicals - 2.1%
Chemtura Corp. (2)	15,700	182,905
W.R. Grace & Co. (2)	8,600	358,362

		541,267

Total Materials		1,373,251

Utilities - 2.8%

Electric Utilities - 2.8%
Great Plains Energy, Inc.	16,610	349,474
Portland General Electric Co. (1)	15,000	375,750

Total Utilities		725,224

Total Common Stocks (identified cost $26,496,246)		24,686,823

Short-Term Investments - 28.8%

Collateral Pool Investment for Securities on Loan - 25.5%
(See Note 2 of the Schedule of Investments)		6,513,958

Mutual Funds - 3.3%
BMO Prime Money Market Fund, Class I, 0.173% (11)	848,638	848,638

Total Short-Term Investments (identified cost $7,362,596)		7,362,596

Total Investments - 125.2% (identified cost $33,858,842)		32,049,419
Other Assets and Liabilities - (25.2)%		(6,458,215)

Total Net Assets - 100.0%		$25,591,204

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Warrants	Value
Common Stocks - 97.7%

Consumer Discretionary - 10.4%

Apparel Retail - 1.0%
Ann, Inc. (1) (2)	231,300	$5,426,298
Apparel, Accessories & Luxury Goods - 0.6%
Perry Ellis International, Inc. (1) (2)	227,700	3,256,110
Auto Parts & Equipment - 1.1%
Dana Holding Corp. (1) (2)	479,050	5,968,963
Automotive Retail - 2.2%
Lithia Motors, Inc., Class A	232,200	5,157,162
Sonic Automotive, Inc., Class A	457,100	6,751,367

		11,908,529

Casinos & Gaming - 1.9%
Ameristar Casinos, Inc.	246,100	4,306,750
Pinnacle Entertainment, Inc. (1) (2)	524,700	5,546,079

		9,852,829

Footwear - 0.6%
Steven Madden, Ltd. (1) (2)	91,500	3,262,890
Household Appliances - 0.7%
Helen of Troy, Ltd. (2)	124,300	3,712,841
Housewares & Specialties - 1.0%
Jarden Corp. (1)	176,000	5,480,640
Restaurants - 1.3%
Biglari Holdings, Inc. (1) (2)	19,885	6,836,861

Total Consumer Discretionary		55,705,961

Consumer Staples - 1.3%

Soft Drinks - 1.3%
Heckmann Corp. (1) (2)	1,194,000	6,984,900

Energy - 14.4%

Oil & Gas-Exploration & Production - 14.4%
Energy XXI (Bermuda), Ltd. (1) (2)	781,405	24,567,373
Goodrich Petroleum Corp. (1) (2)	298,100	4,346,298
Gulfport Energy Corp. (1) (2)	581,591	18,465,514
Lone Pine Resources, Inc. (2)	546,400	4,092,536
Magnum Hunter Resources Corp. (1) (2)	808,200	3,887,442
Petroleum Development Corp. (1) (2)	638,610	21,425,366

Total Energy		76,784,529

Financials - 8.2%

Asset Management & Custody Banks - 5.1%
Internet Capital Group, Inc. (1) (2)	777,100	6,690,831
Safeguard Scientifics, Inc. (1) (2) (11)	1,230,900	20,740,665

		27,431,496

Specialized REIT’s - 3.1%
LaSalle Hotel Properties (1)	237,400	5,557,534
Sabra Health Care REIT, Inc.	1,023,900	10,853,340

		16,410,874

Total Financials		43,842,370

Healthcare - 16.5%

Healthcare Equipment - 4.9%
Cardiovascular Systems, Inc. (1) (2)	121,000	1,245,090
DexCom, Inc. (2)	364,400	2,922,488
Insulet Corp. (1) (2)	240,000	4,459,200
NxStage Medical, Inc. (1) (2)	271,780	5,321,452
Thoratec Corp. (1) (2)	138,000	4,197,960
Volcano Corp. (1) (2)	207,000	5,106,690
Zoll Medical Corp. (1) (2)	63,300	2,913,699

		26,166,579

Healthcare Facilities - 2.6%
Emeritus Corp. (1) (2)	216,100	3,435,990
Health Management Associates, Inc., Class A (2)	648,900	5,333,958
HealthSouth Corp. (1) (2)	284,800	4,921,344

		13,691,292

Healthcare Services - 2.2%
HMS Holdings Corp. (1) (2)	174,300	5,286,519
MEDNAX, Inc. (1) (2)	96,800	6,524,320

		11,810,839

Healthcare Technology - 1.8%
Quality Systems, Inc.	109,300	3,863,755
SXC Health Solutions Corp. (1) (2)	95,200	5,599,664

		9,463,419

Life Sciences Tools & Services - 0.8%
PAREXEL International Corp. (1) (2)	209,000	4,190,450
Managed Healthcare - 1.5%
Centene Corp. (1) (2)	103,800	4,018,098
Molina Healthcare, Inc. (1) (2)	196,350	4,290,248

		8,308,346

Pharmaceuticals - 2.7%
Akorn, Inc. (1) (2)	500,900	5,389,684
Jazz Pharmaceuticals, Inc. (1) (2)	117,900	4,671,198
Salix Pharmaceuticals, Ltd. (1) (2)	102,500	4,524,350

		14,585,232

Total Healthcare		88,216,157

Industrials - 18.9%

Aerospace & Defense - 3.8%
BE Aerospace, Inc. (1) (2)	176,000	6,855,200
Hexcel Corp. (1) (2)	218,600	5,447,512
Triumph Group, Inc.	137,900	8,203,671

		20,506,383

Air Freight & Logistics - 2.4%
Air Transport Services Group, Inc. (2)	626,700	3,033,228
Atlas Air Worldwide Holdings, Inc. (2)	123,800	5,230,550
Hub Group, Inc., Class A (1) (2)	149,800	4,461,044

		12,724,822

Construction & Engineering - 1.7%
Aecom Technology Corp. (1) (2)	188,900	4,051,905
Chicago Bridge & Iron Co.	121,800	5,036,430

		9,088,335

Construction & Farm Machinery & Heavy Trucks - 0.8%
Greenbrier Cos., Inc. (1) (2)	199,000	4,417,800
Human Resource & Employment Services - 0.7%
Korn/Ferry International (1) (2)	216,000	3,635,280
Industrial Conglomerates - 0.4%
Standex International Corp.	68,869	2,198,987

Industrial Machinery - 3.9%
Actuant Corp., Class A (1)	182,000	4,171,440
Altra Holdings, Inc. (1) (2)	236,011	4,186,835
Gardner Denver, Inc.	80,200	6,874,744
Trimas Corp. (1) (2)	259,800	5,302,518

		20,535,537
Research & Consulting Services - 1.1%
Acacia Research Corp. (2)	166,000	5,780,120
Trading Companies & Distributors - 4.1%
GATX Corp.	157,100	6,706,599
MSC Industrial Direct Co., Inc., Class A	50,800	3,532,124
Titan Machinery, Inc. (1) (2)	148,400	3,220,280
United Rentals, Inc. (1) (2)	157,400	4,429,236
Watsco, Inc. (1)	64,900	4,121,150

		22,009,389

Total Industrials		100,896,653

Information Technology - 22.7%

Application Software - 8.2%
ACI Worldwide, Inc. (1) (2)	127,900	3,847,232
Bottomline Technologies, Inc. (1) (2)	149,000	3,352,500
Ebix, Inc.	1,119,450	24,068,175
NICE Systems, Ltd., ADR (2)	208,100	6,987,998
Taleo Corp., Class A (1) (2)	176,900	5,729,791

		43,985,696
Communications Equipment - 1.4%
Aruba Networks, Inc. (1) (2)	169,500	3,576,450
NETGEAR, Inc. (1) (2)	94,000	3,571,060

		7,147,510
Computer Storage & Peripherals - 0.7%
Electronics for Imaging, Inc. (2)	244,000	3,608,760
Data Processing & Outsourced Services - 4.3%
Cardtronics, Inc. (1) (2)	262,500	7,134,750
ExlService Holdings, Inc. (1) (2)	172,600	4,591,160
NeuStar, Inc., Class A (2)	120,600	4,069,044
VeriFone Systems, Inc. (1) (2)	161,200	7,068,620

		22,863,574
Internet Software & Services - 3.2%
Ancestry.com, Inc. (1) (2)	420,300	9,965,313
Rackspace Hosting, Inc. (1) (2)	90,800	3,938,904
Zix Corp. (1) (2)	1,128,000	3,113,280

		17,017,497
Semiconductor Equipment - 0.2%
GT Advanced Technologies, Inc. (1) (2)	109,500	845,340
Semiconductors - 3.5%
Cavium Networks, Inc. (1) (2)	77,600	2,532,864
CEVA, Inc. (2)	103,900	2,993,359
Cypress Semiconductor Corp. (1) (2)	212,400	4,050,468
EZchip Semiconductor, Ltd. (1) (2)	84,300	2,725,419
Microsemi Corp. (1) (2)	367,300	6,523,248

		18,825,358
Systems Software - 1.2%
Ariba, Inc. (1) (2)	216,600	6,573,810

Total Information Technology		120,867,545

Materials - 4.1%

Commodity Chemicals - 1.4%
Methanex Corp.	304,600	7,447,470
Diversified Metals & Mining - 0.8%
Thompson Creek Metals Co., Inc. (2)	592,500	4,141,575

Gold - 1.9%
AuRico Gold, Inc. (1) (2)	1,013,250	10,122,367

Total Materials		21,711,412

Telecommunication Services - 1.2%

Wireless Telecommunication Services - 1.2%
SBA Communications Corp. (1) (2)	160,800	6,575,112

Total Common Stocks (identified cost $460,728,594)		521,584,639

Warrants - 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (2)	80,820	—

Total Warrants (identified cost $0)		—

Short-Term Investments - 39.3%

Collateral Pool Investment for Securities on Loan - 37.8%
(See Note 2 of the Schedule of Investments)		202,249,535

Mutual Funds - 1.5%
BMO Prime Money Market Fund, Class I, 0.173% (11)	7,938,102	7,938,102

Total Short-Term Investments (identified cost $210,187,637)		210,187,637

Total Investments - 137.0% (identified cost $670,916,231)		731,772,276
Other Assets and Liabilities - (37.0)%		(197,745,560)

Total Net Assets - 100.0%		$534,026,716

International Stock Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 93.9%

Australia - 5.5%
BHP Billiton, Ltd.	10,834	$404,553
Caltex Australia, Ltd.	4,882	65,934
Commonwealth Bank of Australia	19,111	958,529
CSL, Ltd.	202	6,627
McPherson’s, Ltd.	6,231	12,410
National Australia Bank, Ltd.	25,824	644,473
NIB Holdings, Ltd.	18,168	28,561
Rio Tinto, Ltd.	9,736	652,461
Ruralco Holdings, Ltd.	2,913	10,065
Santos, Ltd.	26,634	371,099
Wesfarmers, Ltd.	2,563	82,380
Westpac Banking Corp.	19,597	428,075

		3,665,167
Austria - 0.7%
OMV AG	10,517	349,319
Strabag SE	3,782	113,291

		462,610
Belgium - 0.6%
Anheuser - Busch InBev NV	6,587	394,047
KBC Groep NV	2,096	23,787
Recticel SA	1,940	10,471

		428,305
Bermuda - 1.2%
Allan International Holdings, Ltd.	9,171	2,320
Champion Technology Holdings, Ltd.	356,000	4,867
Dickson Concepts International, Ltd.	18,500	9,600
Emperor Entertainment Hotel, Ltd.	65,000	10,272
Emperor International Holdings, Ltd.	22,750	4,080
Fairwood, Ltd.	94,000	126,363
First Pacific Co., Ltd.	62,000	68,615
Kingmaker Footwear Holdings, Ltd.	188,000	26,147
Lancashire Holdings, Ltd.	4,651	53,691
Li & Fung, Ltd.	202,836	414,814
Sing Tao News Corp., Ltd.	102,000	14,722
Tai Cheung Holdings, Ltd.	22,000	13,764
Victory City International Holdings, Ltd.	234,000	28,278
Wuling Motors Holdings, Ltd.	110,000	9,529

		787,062
Brazil - 1.0%
Banco Santander Brasil SA, ADR	23,908	184,570
Petroleo Brasileiro SA, ADR	8,295	223,882
Vale SA, ADR	11,363	264,190

		672,642
British Virgin Islands - 0.1%
Gem Diamonds, Ltd. (2)	15,200	47,853
Nam Tai Electronics, Inc.	5,700	33,915

		81,768
Canada - 0.6%
Brookfield Asset Management, Inc., Class A	227	6,297
Canadian Natural Resources, Ltd.	5,441	204,368

Cogeco, Inc.	600	29,407
Primero Mining Corp. (2)	25,000	86,524
Suncor Energy, Inc.	2,200	66,262

		392,858
Cayman Islands - 0.4%
China Sky Chemical Fibre Co., Ltd. (2)	95,000	7,560
Ctrip.com International, Ltd., ADR (2)	8,600	233,920
Digitalhongkong.com (2)	675	77
Luen Thai Holdings, Ltd.	96,000	7,204
Vedan International (Holdings), Ltd.	184,000	11,162

		259,923
China - 0.3%
Industrial & Commercial Bank of China, Ltd., Class H	373,799	221,683
Cyprus - 0.1%
Bank of Cyprus Public Co., Ltd.	62,472	45,807
Denmark - 1.6%
A P Moller-Maersk A/S, Class B	57	390,644
Carlsberg A/S, Class B	3,600	264,426
Novo Nordisk A/S, Class B	3,560	404,891

		1,059,961
Finland - 0.4%
Digia PLC	6,702	25,297
Stora Enso OYJ, R Shares	33,143	207,882

		233,179
France - 6.1%
Alstom SA	4,178	145,175
AXA SA	21,789	316,954
BNP Paribas SA	16,780	673,360
Bouygues SA	2,216	72,579
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	1,989	41,728
Cegid Group	627	12,492
CNP Assurances	6,358	85,572
Groupe Steria SCA	486	8,744
LDC SA	137	14,545
Les Nouveaux Constructeurs SA	3,111	21,231
Linedata Services	2,266	28,624
LVMH Moet Hennessy Louis Vuitton SA	1,847	290,367
Parrot SA (2)	539	11,589
Peugeot SA	10,370	194,390
Publicis Groupe	6,990	333,810
Sanofi	9,365	655,529
Tessi SA	468	42,225
Total SA	4,668	241,138
Vallourec SA	2,824	193,266
Vivendi SA	28,135	649,240

		4,032,558
Germany - 7.3%
Aleo Solar AG (2)	17	455
Allianz SE	4,361	451,882
Amadeus Fire AG	2,706	98,942
BASF SE	7,245	526,598
Bavaria Industriekapital AG	668	10,969
Bayer AG	8,612	565,780
Cewe Color Holding AG	400	14,984
Daimler AG	6,622	300,479
Deutsche Bank AG	11,723	453,681
Elmos Semiconductor AG	1,614	16,309
Fresenius SE & Co. KGaA	4,561	438,650
Gesco AG	322	27,135
Hannover Rueckversicherung AG	5,099	265,851
Muenchener Rueckversicherungs-Gesellschaft AG	7,001	885,323
Nemetschek AG	10	344

SAP AG	6,027	359,589
Software AG	9,445	404,597

		4,821,568
Greece - 0.0%
Public Power Corp. SA	2,438	13,756
Hong Kong - 1.7%
China Mobile, Ltd.	29,000	286,270
CLP Holdings, Ltd.	4,500	40,054
CNOOC, Ltd.	161,543	311,133
Hong Kong Ferry (Holdings) Co., Ltd.	19,000	15,133
Hutchison Whampoa, Ltd.	54,587	480,943
Lippo, Ltd.	53,255	17,989

		1,151,522
India - 0.6%
Canara Bank	630	5,249
Gujarat Narmada Valley Fertilizers Co., Ltd.	24,554	39,152
Housing Development Finance Corp., Ltd.	19,624	245,569
Sterlite Industries India, Ltd.	44,997	88,513
Vijaya Bank	5,359	5,258

		383,741
Indonesia - 0.2%
Gajah Tunggal Tbk PT	489,500	156,029
Ireland - 0.5%
Ryanair Holdings PLC, ADR (2)	11,737	353,166
Italy - 2.7%
Enel SpA	135,469	575,464
Exor SpA	6,198	132,090
Fiat Industrial SpA (2)	45,702	409,441
Intesa Sanpaolo SpA	236,886	394,511
Servizi Italia SpA	1,699	11,029
Telecom Italia SpA	251,378	283,897

		1,806,432
Japan - 21.5%
Aeon Fantasy Co., Ltd.	1,600	24,651
Ahresty Corp.	2,500	15,591
Alpen Co., Ltd.	1,600	27,412
Alps Logistics Co., Ltd.	700	6,466
Amuse, Inc.	1,500	19,027
Arc Land Sakamoto Co., Ltd.	3,400	58,419
Asahi Kogyosha Co., Ltd.	2,000	8,264
ASKA Pharmaceutical Co., Ltd.	2,000	13,007
Asunaro Aoki Construction Co., Ltd.	1,500	7,777
AT-Group Co., Ltd.	1,000	12,493
Bando Chemical Industries, Ltd.	9,000	36,016
Best Bridal, Inc.	31	29,393
Best Denki Co., Ltd. (2)	9,500	25,742
BML, Inc.	400	9,924
Canon, Inc.	50	2,263
Central Automotive Products, Ltd.	3,000	14,687
Century Tokyo Leasing Corp.	6,200	123,807
Chuo Spring Co., Ltd.	2,000	6,915
Daihatsu Diesel Manufacturing Co., Ltd.	17,000	81,670
Daiichi Kensetsu Corp.	700	6,143
Dainichi Co., Ltd.	4,100	42,931
Dainippon Screen Manufacturing Co., Ltd.	7,000	53,673
Dainippon Sumitomo Pharma Co., Ltd.	8,600	88,721
Daito Trust Construction Co., Ltd.	4,600	410,394
Daiwa House Industry Co., Ltd.	42,000	506,267
East Japan Railway Co.	4,569	279,637
EDION Corp.	8,300	64,986
F-Tech, Inc.	1,200	13,467
Faith, Inc.	774	85,101

Fanuc Corp.	2,161	354,766
First Juken Co., Ltd.	1,900	13,542
Fuji Kiko Co., Ltd. (2)	8,000	22,986
FUJI SOFT, Inc.	1,300	22,025
Fujitsu Broad Solution & Consulting, Inc.	700	6,539
Fujitsu Frontech, Ltd.	1,900	11,519
FuKoKu Co., Ltd.	3,400	29,379
Fukuda Denshi Co., Ltd.	1,400	39,893
Fukushima Industries Corp.	700	8,347
Fuso Chemical Co., Ltd.	500	13,072
Future Architect, Inc.	104	41,592
Gamecard-Joyco Holdings, Inc.	2,600	36,233
Gulliver International Co., Ltd.	400	16,974
H-One Co., Ltd.	2,000	11,064
Happinet Corp.	4,200	38,598
Hazama Corp. (2)	5,500	13,528
Heiwa Corp.	6,700	120,553
Hitachi, Ltd.	87,000	487,502
Hokkaido Coca-Cola Bottling Co., Ltd.	4,000	19,554
Hokkan Holdings, Ltd.	10,000	29,220
Honda Motor Co., Ltd.	12,028	380,242
ID Home Co., Ltd.	400	9,128
Iida Home Max	3,700	29,964
Inabata & Co., Ltd.	4,100	24,058
Information Services International-Dentsu, Ltd.	4,400	43,629
Innotech Corp.	3,800	27,366
IT Holdings Corp.	4,800	54,249
Itoki Corp.	3,700	8,155
J Trust Co., Ltd.	11,900	64,847
Japan Tobacco, Inc.	108	514,889
Justsystems Corp. (2)	6,000	12,178
Kamei Corp.	16,000	142,423
KAWADA TECHNOLOGIES, Inc.	1,300	18,380
Kawasaki Kinkai Kisen Kaisha, Ltd.	6,000	14,340
Kawasumi Laboratories, Inc.	7,000	39,802
Kinki Sharyo Co., Ltd.	9,000	28,144
Konishi Co., Ltd.	1,600	20,920
KRS Corp.	3,500	38,511
KYB Co., Ltd.	18,000	86,033
Kyodo Printing Co., Ltd.	10,000	24,803
LAC Holdings, Inc.	4,800	32,308
Maezawa Kasei Industries Co., Ltd.	3,600	38,043
Melco Holdings, Inc.	9,700	262,103
Mimasu Semiconductor Industry Co., Ltd.	2,900	24,112
Mitani Corp.	800	9,265
Mitsubishi Corp.	13,472	278,305
Mitsubishi Electric Corp.	39,216	374,534
Mitsubishi UFJ Financial Group, Inc.	174,400	757,673
Mitsui & Co., Ltd.	16,008	252,539
Miyazaki Bank, Ltd.	9,000	22,120
Nagawa Co., Ltd.	900	9,400
NEC Networks & System Integration Corp.	2,300	35,509
Nichiha Corp.	3,900	42,313
Nichireki Co., Ltd.	8,000	39,334
NIFTY Corp.	36	42,581
Nihon Plast Co., Ltd.	1,100	7,913
Nippo Corp.	15,000	129,748
Nippon Antenna Co., Ltd.	1,200	8,986
Nippon Densetsu Kogyo Co., Ltd.	1,000	9,157
Nippon Telegraph & Telephone Corp.	15,200	748,862
NIS Group Co., Ltd. (2)	45,200	2,374
Nishikawa Rubber Co., Ltd.	1,000	8,852
Nishimatsu Construction Co., Ltd.	39,000	63,436
Nisshin Fudosan Co.	1,500	8,487
Nissin Sugar Holdings Co., Ltd. (2)	1,700	34,083
Nitori Holdings Co., Ltd.	3,817	356,991
Nittan Valve Co., Ltd.	5,100	15,335

Nojima Corp.	4,043	32,927
Nomura Real Estate Holdings, Inc.	10,400	162,541
Obayashi Road Corp.	28,000	66,372
Oita Bank, Ltd.	16,000	47,229
Pacific Industrial Co., Ltd.	4,000	17,821
Piolax, Inc.	5,200	102,937
Ricoh Leasing Co., Ltd.	1,100	25,757
Riken Corp.	4,000	15,320
Rokko Butter Co., Ltd.	3,000	17,738
Saison Information Systems Co., Ltd.	2,700	35,628
Sankyo Frontier Co., Ltd.	1,000	4,823
Sanoyas Holdings Corp.	2,400	9,624
Sanyo Housing Nagoya Co., Ltd.	34	31,827
Sasebo Heavy Industries Co., Ltd.	12,000	17,819
Seiko PMC Corp.	600	2,017
Seino Holdings Corp.	1,000	7,258
Sekisui Jushi Corp.	3,000	27,556
Seria Co., Ltd.	5	29,306
Shidax Corp.	10,700	43,678
Shindengen Electric Manufacturing Co., Ltd.	4,000	17,042
Shinsei Bank, Ltd.	7,000	7,083
Shizuoka Gas Co., Ltd.	3,000	20,148
Shobunsha Publications, Inc.	1,100	8,279
Showa Corp. (2)	3,400	18,819
SNT Corp.	2,000	8,008
Sojitz Corp.	20,900	33,026
Sony Financial Holdings, Inc.	28,407	467,721
SRA Holdings	1,500	14,905
Stanley Electric Co., Ltd.	20,367	299,797
Sumitomo Mitsui Financial Group, Inc.	53,775	1,484,938
Suncall Corp.	11,000	52,464
Suzuki Motor Corp.	3,500	74,277
Systena Corp.	159	111,395
T&K Toka Co., Ltd.	300	3,098
Tachibana Eletech Co., Ltd.	2,300	17,733
Takagi Securities Co., Ltd. (2)	7,000	5,821
Takano Co., Ltd.	1,200	6,470
Takeda Pharmaceutical Co., Ltd.	13,100	536,467
Tayca Corp.	3,000	11,411
Tera Probe, Inc. (2)	3,300	36,017
Teraoka Seisakusho Co., Ltd.	2,200	9,799
Toa Road Corp.	29,000	55,021
Tokai Corp. (Gifu)	1,500	34,044
Tokyo Tatemono Co., Ltd.	18,000	52,707
Tokyu Construction Co., Ltd.	24,980	61,767
Toshiba Corp.	69,000	319,248
Toshiba TEC Corp.	30,000	113,461
Totetsu Kogyo Co., Ltd.	1,000	8,555
Toyota Motor Corp.	17,963	590,611
Unipres Corp.	700	19,430
Wakita & Co., Ltd.	4,000	23,695
Watabe Wedding Corp.	2,253	18,502
Yahoo Japan Corp.	1,028	325,322
Yondenko Corp.	10,000	41,553
Yonekyu Corp.	3,000	26,494
Yurtec Corp.	2,000	9,747

		14,251,207
Jersey - 0.8%
Experian PLC	4,573	60,834
Wolseley PLC	15,500	464,835

		525,669
Malaysia - 0.1%
Affin Holdings Berhard	44,800	42,666
Mexico - 0.7%
America Movil SAB de C.V., ADR	8,046	191,656
Gruma SAB de C.V., Class B (2)	128,200	263,249

		454,905

Netherlands - 1.5%
European Aeronautic Defence and Space Co. NV	14,824	444,577
ING Groep NV (2)	23,495	183,223
Koninklijke KPN NV	31,608	387,199

		1,014,999
New Zealand - 0.7%
Chorus, Ltd. (2)	44,372	113,992
Telecom Corp. of New Zealand, Ltd.	221,863	354,595

		468,587
Norway - 3.0%
Norske Skogindustrier ASA (2)	18,108	14,436
Statoil ASA	52,078	1,348,086
Yara International ASA	14,763	602,958

		1,965,480
Poland - 0.8%
KGHM Polska Miedz SA	6,755	269,584
Polski Koncern Naftowy Orlen SA (2)	22,305	268,574

		538,158
Portugal - 0.5%
Jeronimo Martins, SGPS, SA	19,392	354,004
Novabase SGPS SA	2,800	6,409

		360,413
Russia - 0.7%
Gazprom OAO, ADR	15,452	179,024
Sberbank of Russia (2)	25,700	313,932

		492,956
Singapore - 2.8%
Cerebos Pacific, Ltd.	4,000	14,578
DBS Group Holdings, Ltd.	94,682	942,678
GP Batteries International, Ltd.	16,000	12,604
Ho Bee Investment, Ltd.	11,000	10,478
Hock Lian Seng Holdings, Ltd.	204,000	40,180
Hong Leong Finance, Ltd.	12,000	20,941
Jardine Cycle & Carriage, Ltd.	13,000	475,231
Keppel Corp., Ltd.	26,869	199,987
Lian Beng Group, Ltd.	67,000	18,627
QAF, Ltd.	24,000	11,110
United Overseas Bank, Ltd.	8,000	97,314

		1,843,728
South Africa - 0.5%
Naspers, Ltd., N Shares	6,929	312,978
South Korea - 2.8%
Asia Cement Co., Ltd.	390	11,443
Hyundai Motor Co.	2,111	409,209
Kia Motors Corp.	5,665	359,407
Nexen Corp.	811	57,885
NHN Corp. (2)	1,228	271,968
Nong Shim Holdings Co., Ltd.	1,770	77,909
Samsung Electronics Co., Ltd.	574	521,116
Shinsegae Co., Ltd.	239	51,757
Taekwang Industrial Co., Ltd.	41	46,402
YESCO Co., Ltd.	980	21,423

		1,828,519
Spain - 1.6%
CaixaBank	20,479	104,819
Endesa SA	18,905	411,534
Gas Natural SDG SA	3,892	67,840

Industria de Diseno Textil SA (Inditex)	2,162	183,604
Red Electrica Corp. SA	6,238	274,341

		1,042,138
Sweden - 2.5%
Assa Abloy AB, Class B	17,000	419,023
Bilia AB, A Shares	8,290	118,200
Boliden AB	6,842	99,160
Hennes & Mauritz AB, B Shares	13,777	437,401
Saab AB, Class B	2,839	50,636
Volvo AB, B Shares	44,858	516,399

		1,640,819
Switzerland - 3.9%
Bossard Holding AG	362	41,365
Coltene Holding AG (2)	62	2,270
Credit Suisse Group AG (2)	17,287	419,104
Emmi AG	502	92,993
Intershop Holding AG	35	12,301
Kuehne + Nagel International AG	3,909	476,884
Nestle SA	2,550	142,984
Roche Holding AG	2,891	459,832
Sonova Holding AG (2)	5,057	528,296
Swiss Life Holding AG (2)	932	97,643
Syngenta AG (2)	1,133	334,178
Uster Technologies AG (2)	231	10,384

		2,618,234
Taiwan - 1.0%
Asustek Computer, Inc.	183	1,276
Fubon Financial Holding Co., Ltd.	54,649	57,050
Gigabyte Technology Co., Ltd.	7,000	4,927
HON HAI Precision Industry Co., Ltd.	55,785	151,429
Pegatron Corp.	403	428
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,754	436,102

		651,212
Thailand - 0.0%
Total Access Communication PCL	6,100	15,779
Turkey - 0.3%
Turkiye Garanti Bankasi AS	52,707	180,870
United Kingdom - 16.6%
Antofagasta PLC	27,586	516,653
AstraZeneca PLC	22,043	1,020,920
Barclays PLC	100,190	288,286
Berendsen PLC	1,266	8,799
BG Group PLC	12,600	270,399
BHP Billiton PLC	7,294	224,739
BP PLC	167,051	1,214,666
British American Tobacco PLC	4,775	221,618
Carnival PLC	12,719	441,979
Centrica PLC	49,288	234,520
Computacenter PLC	23,676	132,351
Dart Group PLC	19,644	20,783
Ensco PLC, ADR	6,126	318,368
G4S PLC	77,445	311,669
H&T Group PLC	504	2,550
HSBC Holdings PLC	77,842	607,045
Michael Page International PLC	40,400	244,626
Photo-Me International PLC	55,874	45,362
Prudential PLC	14,608	143,801
Rio Tinto PLC	567	30,014
Royal Bank of Scotland Group PLC (2)	398,293	133,111
Royal Dutch Shell PLC, Class A	59,136	2,056,451
Standard Chartered PLC	31,311	683,646
Tesco PLC	39,241	250,273
Tullow Oil PLC	21,222	463,704

Vodafone Group PLC	224,192	608,213
WH Smith PLC	3,672	30,363
Xstrata PLC	28,749	463,050

		10,987,959

Total Common Stocks (identified cost $61,023,910)		62,267,013

Preferred Stocks - 0.0%

Germany - 0.0%
Jungheinrich AG	965	26,550

Total Preferred Stocks (identified cost $12,327)		26,550

Short-Term Investments - 2.6%

Repurchase Agreements - 2.6%
Agreement with Fixed Income Clearing Corp., 0.010%, dated 11/30/2011, to be repurchased at $526,826 on 12/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 1/23/2018, with a market value of $537,625 (at amortized cost)	$526,826	526,826
Agreement with State Street Bank & Trust Co., 0.010%, dated 11/30/2011, to be repurchased at $1,205,211 on 12/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 4/30/2014, with a market value of $1,231,538 (at amortized cost)	1,205,211	1,205,211

Total Short-Term Investments (identified cost $1,732,037)		1,732,037

Total Investments - 96.5% (identified cost $62,768,274)		64,025,600
Other Assets and Liabilities - 3.5%		2,304,321

Total Net Assets - 100.0%		$66,329,921

International Stock Fund

Industry Division

As of November 30, 2011

(Unaudited)

Industry	Value	% of Total Net Assets
Advertising	$333,810	0.5%
Aerospace/Defense	495,213	0.8
Agriculture	746,572	1.1
Airlines	373,950	0.6
Apparel	33,350	0.1
Auto Manufacturers	3,243,984	4.9
Auto Parts & Equipment	859,758	1.3
Banks	10,213,225	15.4
Beverages	678,026	1.0
Biotechnology	6,627	0.0
Building Materials	102,355	0.2
Chemicals	2,211,174	3.3
Commercial Services	847,904	1.3
Computers	529,735	0.8
Distribution/Wholesale	2,207,311	3.3
Diversified Financial Services	546,243	0.8
Electric	1,315,149	2.0
Electrical Components & Equipment	1,040,564	1.6
Electronics	558,693	0.8
Engineering & Construction	793,858	1.2
Entertainment	145,204	0.2
Food	1,233,213	1.9
Food Service	43,678	0.1
Forest Products & Paper	222,318	0.3
Gas	343,931	0.5
Healthcare-Products	1,059,941	1.6
Healthcare-Services	9,924	0.0
Holding Companies-Diversified	1,271,981	1.9
Home Builders	506,267	0.8
Home Furnishings	45,251	0.1
Household Products/Wares	9,799	0.0
Insurance	2,980,220	4.5
Internet	991,200	1.5
Iron/Steel	294,204	0.4
Leisure Time	478,213	0.7
Lodging	10,272	0.0
Machinery-Diversified	620,140	0.9
Media	384,413	0.6
Metal Fabricate/Hardware	707,288	1.1
Mining	2,853,089	4.3
Miscellaneous Manufacturing	167,501	0.3
Office Furnishings	14,625	0.0
Office/Business Equipment	2,263	0.0
Oil & Gas	7,952,407	12.0
Packaging & Containers	29,220	0.1
Pharmaceuticals	3,179,367	4.8
Real Estate	797,793	1.2
Retail	1,682,453	2.5
Semiconductors	1,051,153	1.6
Shipbuilding	27,443	0.0
Software	1,062,565	1.6
Telecommunications	3,665,146	5.5
Textiles	62,322	0.1
Transportation	1,213,739	1.8
Venture Capital	10,969	0.0

Total Common Stocks	62,267,013	93.9
Preferred Stocks	26,550	0.0
Repurchase Agreements	1,732,037	2.6

Total Investments	64,025,600	96.5
Other Assets and Liabilities	2,304,321	3.5

Total Net Assets	$66,329,921	100.0%

Lloyd George Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 98.2%

Bermuda - 0.8%
5 Huabao International Holdings, Ltd.	600,081	$355,849

Brazil - 14.8%
Amil Participacoes SA	14,796	137,458
Banco Bradesco SA, ADR	63,739	1,051,693
Banco Santander Brasil SA, ADR	57,751	445,838
BR Malls Participacoes SA	41,149	416,644
CCR SA	61,816	394,821
CETIP SA - Balcao Organizado de Ativos e Derivativos	5,187	75,438
Gafisa SA, ADR	39,488	237,718
Itau Unibanco Holding SA, ADR	29,709	528,820
Localiza Rent a Car SA	35,858	543,318
MRV Engenharia e Participacoes SA	73,751	475,129
Natura Cosmeticos SA	11,135	223,519
Petroleo Brasileiro SA, ADR	30,319	818,310
Tractebel Energia SA	18,403	287,186
Vale SA, ADR	37,526	872,480

		6,508,372
Canada - 0.8%
Pacific Rubiales Energy Corp.	15,651	334,672
Cayman Islands - 2.6%
Anta Sports Products, Ltd.	330,066	378,743
Mindray Medical International, Ltd., ADR	9,194	248,054
Parkson Retail Group, Ltd.	433,362	535,671

		1,162,468
Chile - 0.4%
Banco Santander - Chile, ADR	2,659	177,382
China - 10.2%
Anhui Conch Cement Co., Ltd., Class H	131,431	429,346
China Construction Bank Corp., Class H	720,842	515,958
China Life Insurance Co., Ltd., Class H	115,938	309,626
China Shenhua Energy Co., Ltd., Class H	196,105	868,058
Dongfeng Motor Group Co., Ltd., Class H	514,334	772,382
Industrial & Commercial Bank of China, Ltd., Class H	1,248,220	740,262
PetroChina Co., Ltd., ADR	4,476	585,237
Yanzhou Coal Mining Co., Ltd., Class H	107,515	261,729

		4,482,598
Colombia - 1.5%
BanColombia SA, ADR	4,054	234,159
Ecopetrol SA, ADR	10,297	434,739

		668,898
Czech Republic - 1.4%
Komercni Banka AS	3,625	599,086
Hong Kong - 3.2%
CNOOC, Ltd., ADR	4,629	894,878
Lenovo Group, Ltd.	309,519	220,993
Shougang Fushan Resources Group, Ltd.	685,705	281,514

		1,397,385

India - 7.7%
Gail India, Ltd.	66,167	508,143
Housing Development Finance Corp., Ltd.	36,002	450,520
Infosys, Ltd., ADR	12,196	629,557
IRB Infrastructure Developers, Ltd.	45,104	129,638
Power Finance Corp., Ltd.	51,467	161,268
State Bank of India, GDR	6,196	461,627
Sterlite Industries India, Ltd.	181,876	357,764
Tata Consultancy Services, Ltd.	20,841	453,027
Tata Motors, Ltd., ADR	12,615	216,978

		3,368,522
Indonesia - 2.2%
Adaro Energy Tbk PT	2,170,178	473,293
Bank Mandiri Tbk PT	330,021	241,684
Tambang Batubara Bukit Asam Tbk PT	131,519	253,068

		968,045
Israel - 0.9%
Israel Chemicals, Ltd.	38,525	418,796
Mexico - 4.0%
America Movil SAB de C.V., ADR	16,066	382,692
Corp. GEO SAB de C.V. (2)	194,210	223,611
Desarrolladora Homex SAB de C.V., ADR (2)	16,184	190,162
Grupo Financiero Banorte SAB de C.V., Class O	100,533	340,252
Grupo Mexico SAB de C.V.	232,736	623,497

		1,760,214
Poland - 1.2%
Bank Pekao SA	11,930	523,171
Portugal - 0.5%
Jeronimo Martins, SGPS, SA	12,447	227,222
Russia - 8.7%
Federal Grid Co. Unified Energy System JSC	20,204,562	227,705
Gazprom OAO, ADR	95,198	1,102,945
Magnit OJSC, GDR	5,100	113,335
Magnitogorsk Iron & Steel Works, GDR	32,760	206,423
Mobile Telesystems OJSC, ADR	26,347	455,276
OJSC Novolipetsk Steel (NLMK), GDR	19,819	483,355
OJSC Oil Co. Rosneft, GDR	26,571	194,900
Sberbank of Russia	282,759	817,020
TMK OAO, GDR	17,724	209,477

		3,810,436
South Africa - 7.4%
ABSA Group, Ltd.	28,510	504,877
African Bank Investments, Ltd.	60,590	261,183
Aspen Pharmacare Holdings, Ltd. (2)	36,793	442,845
Bidvest Group, Ltd.	20,552	400,735
MTN Group, Ltd.	28,273	508,686
Naspers, Ltd., N Shares	25,007	1,129,548

		3,247,874
South Korea - 15.8%
Dongbu Insurance Co., Ltd.	6,186	287,834
E-Mart Co., Ltd. (2)	2,913	747,034
Hyundai Motor Co.	5,433	1,053,165
KB Financial Group, Inc., ADR	6,320	220,568
LG Chem, Ltd.	1,101	326,916
NHN Corp. (2)	5,417	1,199,714
Samsung Electronics Co., Ltd., GDR	4,364	1,995,768
Shinhan Financial Group Co., Ltd., ADR	3,868	287,006
Shinsegae Co., Ltd.	1,027	222,404
Woongjin Coway Co., Ltd.	17,722	603,909

		6,944,318
Taiwan - 6.0%
Delta Electronics, Inc.	65,189	143,634
HON HAI Precision Industry Co., Ltd.	172,208	467,462

Synnex Technology International Corp.	250,935	601,862
Taiwan Semiconductor Manufacturing Co., Ltd.	109,839	276,604
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	43,795	565,831
Unimicron Technology Corp.	352,806	388,250
Wistron Corp.	144,017	181,622

		2,625,265
Thailand - 3.1%
Bangkok Bank PCL	89,226	463,586
Banpu PCL	21,706	391,900
Kasikornbank PCL	132,769	515,887

		1,371,373
Turkey - 2.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,980	206,400
Haci Omer Sabanci Holding AS	128,331	405,149
Turkiye Garanti Bankasi AS	136,316	467,784

		1,079,333
United Kingdom - 2.5%
BHP Billiton PLC	17,630	545,120
SABMiller PLC	15,109	540,632

		1,085,752

Total Common Stocks (identified cost $34,868,576)		43,117,031

Short-Term Investments - 1.5%

Repurchase Agreement - 1.5%
Agreement with State Street Bank & Trust Co., 0.010%, dated 11/30/2011, to be repurchased at $686,040 on 12/1/2011, collateralized by a U.S. Government Agency Obligation with a maturity of 5/25/2041, with a market value of $701,178 (at amortized cost)	$686,040	686,040

Total Short-Term Investments (identified cost $686,040)		686,040

Total Investments - 99.7% (identified cost $35,554,616)		43,803,071
Other Assets and Liabilities - 0.3%		114,979

Total Net Assets - 100.0%		$43,918,050

Lloyd George Emerging Markets Equity Fund

Industry Division

As of November 30, 2011

(Unaudited)

Industry	Value	% of Total Net Assets
Auto Manufacturers	$2,042,525	4.6%
Banks	8,629,086	19.6
Beverages	747,033	1.7
Building Materials	843,119	1.9
Chemicals	1,101,561	2.5
Coal	2,529,561	5.8
Commercial Services	938,139	2.1
Computers	1,485,200	3.4
Cosmetics/Personal Care	223,519	0.5
Diversified Financial Services	1,455,982	3.3
Electric	514,891	1.2
Electrical Components & Equipment	143,634	0.3
Electronics	1,457,574	3.3
Engineering & Construction	129,638	0.3
Environmental Control	603,909	1.4
Food	340,557	0.8
Gas	508,143	1.1
Healthcare-Products	690,899	1.6
Healthcare-Services	137,458	0.3
Holding Companies-Diversified	805,885	1.8
Home Builders	475,129	1.1
Insurance	597,460	1.4
Internet	1,199,714	2.7
Iron/Steel	1,562,257	3.6
Media	1,129,547	2.6
Metal Fabricate/Hardware	209,477	0.5
Mining	1,526,381	3.5
Oil & Gas	4,365,681	9.9
Real Estate	654,362	1.5
Retail	1,883,852	4.3
Semiconductors	2,838,203	6.5
Telecommunications	1,346,655	3.1

Total Common Stocks	43,117,031	98.2
Repurchase Agreement	686,040	1.5

Total Investments	43,803,071	99.7
Other Assets and Liabilities	114,979	0.3

Total Net Assets	$43,918,050	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 90.4%

Alabama - 1.1%
Alabama Agricultural & Mechanical University, AMBAC, 5.000%, 11/1/2012	$300,000	$305,421
Alabama Agricultural & Mechanical University, AMBAC, 5.000%, 11/1/2013	475,000	485,279
Alabama Board of Education, AMBAC, 5.375%, 10/1/2014, Call 1/3/2012	50,000	50,063
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, 5.000%, 11/15/2012	1,600,000	1,641,328
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, 5.000%, 11/15/2013	1,045,000	1,094,878
Chatom Industrial Development Board, 0.700%, 8/15/2014, Call 12/7/2011 (3)	1,300,000	1,300,000
County of Jefferson, 5.400%, 9/1/2012, Call 1/3/2012	10,000	10,002
County of Pike, 2.000%, 10/1/2012	470,000	471,335

		5,358,306
Alaska - 0.1%
Alaska Housing Finance Corp., 3.875%, 6/1/2014, Call 10/1/2012	50,000	50,327
Alaska Industrial Development & Export Authority, 3.500%, 4/1/2012	270,000	271,995
State of Alaska, AMBAC, 4.550%, 7/15/2012	100,000	101,878
State of Alaska, AMBAC, 4.600%, 7/15/2013, Call 7/15/2012	160,000	164,197

		588,397
Arizona - 1.6%
Arizona Health Facilities Authority, 1.120%, 2/2/2015, Call 2/1/2013 (3)	45,000	41,776
Arizona Health Facilities Authority, 5.000%, 1/1/2012	100,000	100,334
Arizona School Facilities Board, 4.000%, 9/1/2014	100,000	105,604
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	50,000	51,034
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	25,000	25,726
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	500,000	518,390
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2014	505,000	546,713
Arizona School Facilities Board, NATL-RE FGIC, 5.250%, 9/1/2014, Call 9/1/2013	175,000	185,007
County of Mohave, AGC, 3.250%, 4/1/2012	65,000	65,558
County of Pima, AMBAC, 5.000%, 1/1/2012	25,000	25,084
Glendale Industrial Development Authority, 3.875%, 12/1/2012	40,000	40,311
Maricopa County Elementary School District No. 2 Riverside, 3.000%, 7/1/2012	425,000	428,056
Maricopa County School District No. 17 Tolleson Elementary, 3.000%, 7/1/2012	300,000	303,018
Maricopa County Stadium District, AMBAC, 5.250%, 6/1/2012	250,000	248,667
Maricopa County Unified School District No. 95 Queen Creek, NATL-RE FGIC, 3.500%, 7/1/2012	225,000	226,894
Pima County Industrial Development Authority, 6.250%, 7/1/2013, Call 7/1/2012	240,000	241,202
Pima County Unified School District No. 30 Sahuarita, 0.000%, 1/1/2012	93,000	92,831
Pima County Unified School District No. 30 Sahuarita, 0.000%, 7/1/2012	221,000	217,855
Pima County Unified School District No. 30 Sahuarita, 3.000%, 7/1/2012	900,000	908,433
Pima County Unified School District No. 6 Marana, NATL-RE, 4.500%, 7/1/2012	175,000	178,262
Pima County Unified School District No. 6 Marana, NATL-RE, 4.500%, 7/1/2013	50,000	52,234
Pinal County Electric District No. 3, 2.000%, 7/1/2013	745,000	753,202
Pinal County Electric District No. 3, 4.000%, 7/1/2014	1,000,000	1,055,300
Surprise Municipal Property Corp., AMBAC, 3.500%, 7/1/2012	100,000	101,799
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	100,000	107,850
Town of Gilbert, Transportation, 5.000%, 7/1/2012	50,000	51,287
University Medical Center Corp., 4.000%, 7/1/2013	500,000	516,815
University Medical Center Corp., 5.000%, 7/1/2013	540,000	566,487

		7,755,729
Arkansas - 0.1%
Conway Health Facilities Board, 2.750%, 8/1/2012	270,000	272,190
Siloam Springs Public Education Facilities Board, 2.000%, 12/1/2011	100,000	100,000
Siloam Springs Public Education Facilities Board, 2.000%, 12/1/2012	100,000	100,942

		473,132

California - 7.7%
Alvord Unified School District, NATL-RE, 5.050%, 2/1/2013	370,000	384,985
Anaheim Public Financing Authority, AMBAC, 4.000%, 10/1/2012	25,000	25,377
Antioch Area Public Facilities Financing Agency, NATL-RE, 4.250%, 8/1/2012	100,000	102,004
Bay Area Governments Association, XLCA, 4.000%, 3/1/2012	225,000	226,075
California Community College Financing Authority, 3.000%, 6/1/2013	200,000	204,788
California Health Facilities Financing Authority, 3.500%, 8/15/2014	250,000	261,527
California Housing Finance Agency, 2.375%, 8/1/2014, Call 2/1/2013	650,000	652,879
California Infrastructure & Economic Development Bank, NATL-RE FGIC, 4.250%, 5/1/2013	950,000	977,189
Carlsbad Unified School District, 0.000%, 8/1/2012	45,000	44,841
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2012	300,000	303,330
City of Duarte, 2.000%, 7/1/2022, Call 12/7/2011 (3)	75,000	75,000
City of Fresno CA Water System Revenue, NATL-RE FGIC, 5.250%, 6/1/2015, Call 6/1/2013	405,000	425,866
City of Lodi, NATL-RE, 4.500%, 10/1/2016, Call 10/1/2014	175,000	187,890
City of Lodi, NATL-RE, 5.500%, 10/1/2017, Call 10/1/2014	175,000	191,670
City of Santa Ana, AMBAC, 5.000%, 6/1/2012	225,000	227,167
City of Santa Rosa, 0.550%, 9/1/2033, Call 12/1/2011 (3)	150,000	150,000
City of Turlock, 5.000%, 10/15/2012	895,000	913,920
City of Vernon, 3.750%, 8/1/2013	300,000	307,512
City of Yucaipa, 3.000%, 9/1/2014	425,000	430,716
City of Yucaipa, 3.000%, 9/1/2015	345,000	345,000
County of San Bernardino, NATL-RE, 4.000%, 7/1/2012	240,000	242,398
Delhi Unified School District, AMBAC, 0.000%, 8/1/2012	405,000	397,301
Fairfield-Suisun Unified School District, AMBAC, 5.000%, 8/15/2013	1,980,000	2,080,129
Foothill-Eastern Transportation Corridor Agency, NATL-RE, 5.250%, 1/15/2012, Call 1/3/2012	4,550,000	4,569,019
Fresno Joint Powers Financing Authority, XLCA, 4.000%, 10/1/2014, Call 1/3/2012	90,000	90,131
Gilroy Unified School District, 0.000%, 4/1/2013	500,000	487,015
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2012	250,000	252,590
Golden State Tobacco Securitization Corp., AMBAC, 5.000%, 6/1/2014	150,000	158,177
Hemet Unified School District, 1.640%, 10/1/2012 (3)	5,000,000	5,000,250
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	93,077
Long Beach Bond Finance Authority, AMBAC, 5.000%, 8/1/2012	100,000	101,076
Long Beach Bond Finance Authority, AMBAC, 5.500%, 11/1/2014, Call 1/3/2012	100,000	100,201
Midpeninsula Regional Open Space District, AMBAC, 3.250%, 9/1/2012	100,000	101,198
Pittsburg Infrastructure Financing Authority, AGM, 2.000%, 9/2/2012	175,000	175,641
Pittsburg Infrastructure Financing Authority, AGM, 2.000%, 9/2/2013	200,000	199,794
Pittsburg Infrastructure Financing Authority, AGM, 3.000%, 9/2/2014	390,000	395,023
Placer County Community Facilities District, 3.000%, 9/1/2013	735,000	744,959
Plumas Unified School District, 3.900%, 8/1/2012	25,000	25,172
Poway Unified School District, 0.000%, 12/1/2011	200,000	200,000
Puttable Floating Option Tax-Exempt Receipts, 2.540%, 2/1/2025 (3)	2,000,000	2,000,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.590%, 8/1/2037, Call 8/1/2017 (3) (5) (6)	5,000,000	5,000,000
Rancho Santa Fe Community Services District, 3.000%, 9/1/2012	195,000	197,412
Rancho Santa Fe Community Services District, 3.000%, 9/1/2013	235,000	238,708
Roseville Natural Gas Finance Authority, 5.000%, 2/15/2012	340,000	342,635
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2012	100,000	101,997
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2013	100,000	105,049
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2013	450,000	461,772
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2014	460,000	472,563
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	727,927
Santa Barbara Redevelopment Agency, AMBAC, 5.000%, 3/1/2013	500,000	519,500
Santa Rosa Elementary School District, AGM, 2.000%, 8/1/2012	265,000	266,760
Savanna Elementary School District, 4.000%, 5/1/2012	1,000,000	1,010,870
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	105,762
Southern California Public Power Authority, 5.000%, 11/1/2014	900,000	937,215
State of California, 4.500%, 4/1/2012, Call 1/3/2012	20,000	20,061
State of California, 4.500%, 7/1/2017, Call 12/2/2011	50,000	50,000
State of California, 5.200%, 3/1/2014, Call 1/3/2012	75,000	75,245
State of California, NATL-RE FGIC, 4.500%, 2/1/2014, Call 1/3/2012	35,000	35,103
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013	500,000	510,340
Vallejo City Unified School District, NATL-RE, 5.200%, 2/1/2014	725,000	751,564
West Kern Water District, 3.000%, 6/1/2013	205,000	209,754
Westlands Water District, 4.000%, 9/1/2012	125,000	128,100

		36,119,224

Colorado - 8.0%
City & County of Denver CO, AGC, 0.900%, 11/15/2025, Call 12/7/2011 (3)	4,950,000	4,950,000
City & County of Denver, Airport, Revenue Bonds, AGC, 0.900%, 11/15/2025, Call 12/1/2011 (3)	4,125,000	4,125,000
City of Colorado Springs, AMBAC, 3.970%, 12/15/2024 (3)	7,000,000	7,000,000
Colorado Educational & Cultural Facilities Authority, 2.375%, 3/1/2013	150,000	150,609
Colorado Educational & Cultural Facilities Authority, 2.400%, 12/1/2012	240,000	240,583
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2012	200,000	201,778
Colorado Educational & Cultural Facilities Authority, CIFG, 4.000%, 6/1/2014	300,000	305,121
Colorado Educational & Cultural Facilities Authority, XLCA, 5.000%, 6/15/2014	465,000	485,167
Colorado Water Resources & Power Development Authority, 4.250%, 1/1/2012	135,000	135,292
Cornerstar Metropolitan District, 0.540%, 12/1/2037, Call 12/1/2011 (3)	2,000,000	2,000,000
Cottonwood Water & Sanitation District, AMBAC, 5.000%, 12/1/2011	140,000	140,000
E-470 Public Highway Authority, 2.840%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,004,480
Goldsmith Metropolitan District, 1.250%, 12/1/2034, Call 12/1/2011 (3)	3,000,000	3,000,000
Grand Junction Downtown Development Authority, 3.000%, 12/15/2012	160,000	159,678
Metropolitan Football Stadium District, NATL-RE, 0.000%, 1/1/2012	4,700,000	4,694,689
Rangely Hospital District, 3.000%, 11/1/2013	1,000,000	1,016,710
Rangely Hospital District, 3.000%, 11/1/2014	665,000	671,085
Regional Transportation District, AMBAC, 5.000%, 12/1/2012	445,000	460,900
State of Colorado, 0.000%, 3/1/2012	300,000	299,136
Town of Castle Rock Co., NATL-RE FGIC, 3.800%, 12/1/2012	240,000	246,043
University of Colorado, NATL-RE, 2.380%, 6/1/2025 (3)	5,480,000	5,480,000
Washington County School District R-3, 5.100%, 12/1/2012, Call 1/3/2012	55,000	55,169
Widefield Water & Sanitation District, NATL-RE, 3.250%, 12/1/2011	100,000	100,000

		37,921,440
Connecticut - 0.4%
City of Ansonia, NATL-RE FGIC, 4.500%, 10/15/2012, Call 1/3/2012	20,000	20,054
City of Bridgeport, AMBAC, 6.250%, 3/1/2012	275,000	278,316
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	670,000	685,028
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2013	875,000	922,959
State of Connecticut, 4.000%, 12/15/2011	30,000	30,032

		1,936,389
Florida - 7.2%
Austin Trust, NATL-RE, 0.520%, 10/1/2027, Call 10/1/2013 (3)	3,000,000	3,000,000
Bay Laurel Center Community Development District, AGM, 2.000%, 9/1/2013	400,000	404,380
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	75,000	79,535
Citizens Property Insurance Corp., 1.890%, 6/1/2013 (3)	2,000,000	2,007,500
Citizens Property Insurance Corp., 5.000%, 6/1/2013	200,000	210,602
Citizens Property Insurance Corp., AGC, 4.500%, 6/1/2014	100,000	105,815
Citizens Property Insurance Corp., BHAC-CR NATL-RE, 5.000%, 3/1/2012	185,000	187,061
City of Gulf Breeze, 3.000%, 12/1/2012, Call 12/1/2011 (3)	10,000,000	10,060,200
City of Lakeland, 3.000%, 11/15/2013	250,000	257,110
City of Leesburg, 5.000%, 7/1/2012	110,000	112,140
City of Leesburg, 5.000%, 7/1/2016, Call 7/1/2013	100,000	102,860
City of Melbourne FL Water & Sewer Revenue, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	106,849
City of Ocala, AMBAC, 3.400%, 10/1/2012	150,000	152,232
City of Palm Bay, NATL-RE FGIC, 3.250%, 10/1/2012	30,000	30,739
City of Palm Bay, NATL-RE FGIC, 3.250%, 10/1/2012	70,000	71,292
City of Port St. Lucie, AGM, 1.500%, 9/1/2013	535,000	534,267
City of Port St. Lucie, AGM, 1.750%, 9/1/2014	640,000	633,901
City of Sunrise, NATL-RE, 0.000%, 10/1/2015	95,000	82,734
City of Tallahassee, NATL-RE, 6.625%, 12/1/2013, Call 1/3/2012	440,000	441,861
County of Clay, AMBAC, 3.000%, 6/1/2012	345,000	347,881
County of Lee, AMBAC, 5.500%, 10/1/2014, Call 12/14/2011	200,000	200,268
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	163,702
County of St. Lucie, NATL-RE, 5.250%, 10/1/2017, Call 10/1/2013	1,260,000	1,350,027
County of Volusia, AGM, 3.500%, 12/1/2013, Call 1/3/2012	50,000	50,084
Emerald Coast Utilities Authority, NATL-RE FGIC, 6.250%, 1/1/2013	400,000	415,548
Florida Department of Corrections, AMBAC, 3.300%, 3/1/2012	200,000	200,692
Florida Higher Educational Facilities Financial Authority, 3.000%, 7/1/2012	250,000	252,212
Florida Hurricane Catastrophe Fund Finance Corp., 4.125%, 7/1/2013	100,000	104,126
Florida State Board of Education, 5.250%, 10/1/2013, Call 1/3/2012	180,000	180,504
Florida State Board of Education, NATL-RE FGIC, 5.000%, 7/1/2017, Call 7/1/2012	150,000	155,569
Halifax Hospital Medical Center, 5.000%, 6/1/2013	100,000	104,590

Hillsborough County Industrial Development Authority, 5.000%, 10/1/2012	500,000	515,070
Hillsborough County School Board, AMBAC, 4.000%, 10/1/2013	50,000	51,480
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014	150,000	163,542
Orange County Health Facilities Authority, 4.000%, 10/1/2013	220,000	230,294
Orange County Health Facilities Authority, 5.000%, 10/1/2012	500,000	516,035
Palm Beach County Health Facilities Authority, 5.350%, 10/1/2014, Call 10/1/2013	1,000,000	1,052,070
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	105,974
Polk County School Board, AGM, 4.500%, 1/1/2012	250,000	250,667
Polk County School District, AGM, 4.500%, 10/1/2012	25,000	25,754
Polk County School District, NATL-RE, 5.000%, 10/1/2013	145,000	152,528
St. Johns County School Board, NATL-RE, 4.100%, 7/1/2014	400,000	419,004
St. Lucie County School Board, NATL-RE FGIC, 5.000%, 10/1/2012	855,000	881,206
State of Florida, NATL-RE, 0.800%, 6/1/2032, Call 6/1/2012 (3) (5) (6)	7,000,000	7,000,000
Volusia County Educational Facility Authority, AGM, 3.000%, 10/15/2012	250,000	253,885

		33,723,790
Georgia - 0.7%
Bartow County Development Authority, 5.100%, 6/6/2013 (3)	100,000	102,544
Burke County Development Authority, 6.750%, 4/1/2012 (3)	325,000	330,948
City of Atlanta, NATL-RE, 5.000%, 1/1/2012	150,000	150,474
County of DeKalb, 5.000%, 12/1/2011	650,000	650,000
East Point Building Authority, XLCA, 4.000%, 2/1/2013	35,000	35,453
Gainesville & Hall County Development Authority, 5.000%, 11/15/2012	230,000	236,486
Gainesville & Hall County Development Authority, 7.250%, 11/15/2029, Call 1/3/2012	2,000,000	2,008,920

		3,514,825
Hawaii - 0.0%
Hawaii State Department of Budget & Finance, 5.250%, 7/1/2013, Call 1/17/2012	110,000	110,272
Illinois - 9.3%
Boone Mchenry & Dekalb Counties Community Unit School District 100, AGM, 0.000%, 12/1/2012	40,000	39,576
Bridgeview Park District, 4.000%, 12/1/2012	535,000	535,005
Central Lake County Joint Action Water Agency, AMBAC, 5.250%, 5/1/2016, Call 5/1/2013	125,000	131,691
Chicago Public Building Commission, AMBAC, 4.000%, 3/1/2012	100,000	100,647
Chicago Transit Authority, AMBAC, 4.000%, 6/1/2012	150,000	152,100
Chicago Transit Authority, AMBAC, 5.250%, 6/1/2013	205,000	216,277
City of Berwyn, AMBAC, 4.000%, 12/1/2011	750,000	750,000
City of Berwyn, AMBAC, 5.000%, 12/1/2013	1,755,000	1,843,803
City of Carbondale, AMBAC, 4.500%, 12/1/2011	515,000	515,000
City of Chicago, 0.800%, 1/1/2042, Call 12/1/2011 (3)	6,000,000	6,000,000
City of Chicago, NATL-RE, 5.000%, 1/1/2013	200,000	208,114
City of Chicago, NATL-RE, 5.250%, 1/1/2017, Call 1/1/2013	840,000	874,012
City of Ottawa, RADIAN, 4.200%, 8/15/2012	490,000	496,125
Cook & Du Page Counties Combined School District No. 113A-Lemont, NATL-RE FGIC, 0.000%, 12/1/2011	35,000	35,000
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 12/1/2013	500,000	521,930
Cook County School District No. 149 Dolton, AMBAC, 0.000%, 12/1/2012	300,000	294,990
Cook County School District No. 30 Northbrook-Glenview, NATL-RE, 0.000%, 11/1/2012	955,000	936,015
County of Cook, NATL-RE, 5.250%, 11/15/2016, Call 11/15/2013	315,000	339,507
Illinois Finance Authority, 1.125%, 10/1/2012 (3)	500,000	498,510
Illinois Finance Authority, 1.500%, 11/1/2040, Call 12/1/2011 (3)	5,700,000	5,700,000
Illinois Finance Authority, 1.500%, 11/1/2040, Call 12/1/2011 (3)	1,300,000	1,300,000
Illinois Finance Authority, 4.000%, 4/1/2014	30,000	31,670
Illinois Finance Authority, 4.150%, 11/1/2012 (3)	110,000	112,250
Illinois Finance Authority, 4.380%, 8/15/2031, Call 12/1/2011 (3)	3,220,000	3,220,000
Illinois Finance Authority, 5.250%, 5/15/2012	385,000	388,681
Illinois Finance Authority, 5.250%, 6/1/2013, Call 1/3/2012	175,000	175,537
Illinois Finance Authority, NATL-RE, 0.000%, 1/1/2013	75,000	73,253
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015	25,000	27,504
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	53,922
Illinois Housing Development Authority, 4.000%, 1/1/2012	670,000	670,764
Illinois Housing Development Authority, 4.000%, 7/1/2012	180,000	181,645
Illinois Housing Development Authority, 4.100%, 1/1/2013	220,000	223,652
Illinois Housing Development Authority, NATL-RE, 4.100%, 1/1/2014, Call 7/1/2013	145,000	148,281
Illinois State University, 4.000%, 4/1/2013	605,000	619,338
Kane & DeKalb Counties Community Unit School District No. 301 Burlington, AMBAC, 0.000%, 12/1/2012	100,000	96,975

Lake County Community Unit School District No. 116 Round Lake, NATL-RE, 9.000%, 1/1/2012	425,000	426,925
Lake County Community Unit School District No. 116 Round Lake, NATL-RE, 9.000%, 1/1/2013	465,000	495,481
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2012	160,000	159,181
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013	450,000	431,676
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2015	200,000	175,904
Macon County School District No. 61, 4.800%, 12/1/2011	65,000	65,000
Macon-Christian-De Witt Etc Counties Community College District No. 537 Richland, 5.000%, 11/1/2013	275,000	293,224
Marion & Jefferson Counties Community High School District No. 600 Salem, NATL-RE FGIC, 0.000%, 11/1/2016	475,000	391,314
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	167,702
McLean & Dewitt Counties Community Unit School District No. 4, FSA, 5.250%, 12/1/2011	195,000	195,000
Railsplitter Tobacco Settlement Authority, 3.000%, 6/1/2012	400,000	403,696
Railsplitter Tobacco Settlement Authority, 3.125%, 6/1/2014	250,000	258,275
Railsplitter Tobacco Settlement Authority, 4.000%, 6/1/2012	250,000	253,525
St. Clair County School District No. 118 Belleville, RADIAN, 0.000%, 12/1/2011	185,000	185,000
State of Illinois, 3.250%, 10/1/2033, Call 12/7/2011 (3)	7,000,000	7,000,000
State of Illinois, 3.500%, 9/1/2012	500,000	509,025
State of Illinois, 5.000%, 1/1/2012	100,000	100,306
State of Illinois, 5.250%, 10/1/2015, Call 10/1/2012	100,000	103,403
State of Illinois, AGM, 5.500%, 4/1/2013	130,000	137,469
State of Illinois, FSA, 5.500%, 12/15/2014, Call 1/3/2012	200,000	200,672
State of Illinois, NATL-RE, 5.500%, 8/1/2017, Call 8/1/2012	1,925,000	1,972,047
Town of Cicero, XLCA, 5.000%, 1/1/2012	100,000	100,115
Town of Cicero, XLCA, 5.000%, 1/1/2013	235,000	238,349
Town of Cicero, XLCA, 5.000%, 1/1/2014	210,000	214,630
University of Illinois, AMBAC, 5.000%, 10/1/2012	250,000	257,285
Village of Cary, RADIAN, 4.400%, 3/1/2016	440,000	437,910
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 3/1/2014	100,000	102,773
Village of Glenwood, AGM, 2.500%, 12/1/2012	170,000	171,127
Village of Glenwood, AGM, 3.000%, 12/1/2013	140,000	142,359
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	168,077
Village of Melrose Park, NATL-RE, 9.000%, 12/15/2011	110,000	110,218
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	88,463
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014, Call 12/1/2012	75,000	75,250
Village of Willow Springs, 2.500%, 12/15/2012	50,000	50,626
Whiteside County Community Unit School District No. 6 Morrison, NATL-RE, 0.000%, 12/1/2011	145,000	145,000
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2012	100,000	98,612

		43,837,393
Indiana - 2.2%
Boone County Hospital Association, NATL-RE FGIC, 5.500%, 7/10/2012	50,000	51,397
City of Carmel, AMBAC, 3.850%, 5/1/2013, Call 1/3/2012	150,000	150,193
City of Greenwood, 4.000%, 10/1/2014	100,000	102,057
City of Lawrence, 4.000%, 1/1/2012	135,000	135,281
City of Mishawaka, 2.500%, 3/1/2012	235,000	235,768
Clarksville High School Building Corp., NATL-RE FGIC, 4.500%, 7/15/2012	100,000	102,593
Columbus Multi School Building Corp., AMBAC, 0.000%, 1/1/2013	100,000	96,929
County of Jasper, NATL-RE, 5.200%, 6/1/2013	100,000	104,927
County of St. Joseph, 3.000%, 4/1/2012	295,000	296,487
Gary Sanitation District, RADIAN, 5.000%, 2/1/2012	1,060,000	1,061,844
Indiana Finance Authority, 3.000%, 12/1/2011	645,000	645,000
Indiana Finance Authority, 3.000%, 7/1/2012	100,000	100,885
Indiana Finance Authority, 3.000%, 10/1/2012	110,000	111,370
Indiana Finance Authority, 3.000%, 3/1/2013	380,000	386,213
Indiana Finance Authority, 3.000%, 10/1/2014	3,000,000	3,096,900
Indiana Finance Authority, CIFG, 5.000%, 7/1/2012	100,000	102,107
Indiana Health & Educational Facilities Financing Authority, 5.250%, 3/1/2016	710,000	772,814
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	225,000	246,544
Indiana Municipal Power Agency, NATL-RE, 6.000%, 1/1/2013	200,000	211,324
Monroe County Hospital Authority, NATL-RE, 5.200%, 5/1/2012, Call 12/22/2011	200,000	200,472
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 2.580%, 7/1/2022, Call 12/1/2011 (3)	1,500,000	1,500,000
St. Joseph County Hospital Authority, 4.750%, 8/15/2012, Call 1/3/2012	350,000	350,994
St. Joseph County Redevelopment District, 2.000%, 1/15/2012	100,000	100,063

		10,162,162

Iowa - 2.1%
City of Ames, 3.000%, 6/15/2013	100,000	102,257
City of Ames, 4.000%, 6/15/2014	250,000	263,278
City of Coralville, 5.000%, 6/1/2014	2,115,000	2,288,155
City of Coralville, 5.000%, 6/1/2014	250,000	265,550
City of Hills, 4.000%, 8/15/2015	1,690,000	1,780,719
Iowa Finance Authority, FGIC, 5.000%, 7/1/2014	500,000	540,035
Iowa Higher Education Loan Authority, 3.000%, 10/1/2012	115,000	115,762
Iowa Higher Education Loan Authority, 3.000%, 10/1/2013	160,000	161,186
Iowa Higher Education Loan Authority, 6.450%, 5/18/2012	3,000,000	3,019,920
Kirkwood Community College, 3.000%, 6/1/2012	190,000	192,242
Marshalltown Community School District, NATL-RE, 5.000%, 5/1/2012	1,000,000	1,013,920

		9,743,024
Kansas - 0.5%
City of Olathe, 4.125%, 3/1/2013, Call 3/1/2012 (3)	700,000	704,158
Geary County Unified School District No. 475, NATL-RE, 5.250%, 9/1/2014	1,025,000	1,105,063
Kansas Development Finance Authority, 3.000%, 11/15/2013	300,000	309,351
Kansas Development Finance Authority, 3.000%, 11/15/2014	395,000	408,418

		2,526,990
Kentucky - 1.5%
City of Pikeville, USDA, 4.000%, 5/1/2013	2,500,000	2,536,875
County of Mason, 0.700%, 10/15/2014, Call 12/7/2011 (3)	4,100,000	4,100,000
Kentucky Economic Development Finance Authority, 4.000%, 5/1/2012	350,000	354,378

		6,991,253
Louisiana - 1.3%
City of New Orleans, FGIC, 5.125%, 12/1/2012	150,000	155,076
City of New Orleans, FGIC, 6.500%, 12/1/2011	425,000	425,000
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 2.000%, 10/1/2012	100,000	100,726
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 2.000%, 10/1/2013	100,000	100,841
Louisiana Offshore Terminal Authority, 1.875%, 10/1/2013 (3)	335,000	336,645
Louisiana Public Facilities Authority, 7.000%, 12/1/2011 (3)	100,000	100,000
New Orleans Aviation Board, AGC, 4.250%, 1/1/2015	250,000	263,007
Plaquemines Parish School Board, AMBAC, 4.650%, 3/1/2012, Call 1/3/2012	785,000	791,249
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2012	150,000	142,836
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	275,000	233,769
St. Tammany Parish Hospital Service District No. 1, 2.000%, 7/1/2013	1,000,000	1,006,490
St. Tammany Parish Hospital Service District No. 1, 3.000%, 7/1/2014	1,400,000	1,439,186
State of Louisiana, 0.890%, 6/1/2013, Call 12/1/2012 (3)	1,000,000	1,001,820
Terrebonne Parish Hospital Service District No. 1, 4.000%, 4/1/2013	105,000	108,240

		6,204,885
Maryland - 1.4%
City of Baltimore, NATL-RE, 0.800%, 7/1/2020 (3)	6,000,000	6,000,000
City of Baltimore, NATL-RE, 5.375%, 9/1/2012, Call 1/3/2012	40,000	40,054
County of Anne Arundel, FHLMC, 2.125%, 1/1/2013, Call 1/3/2012	700,000	700,231

		6,740,285
Massachusetts - 2.7%
Commonwealth of Massachusetts, AMBAC, 1.050%, 8/1/2037, Call 8/1/2017 (3)	6,250,000	6,250,000
Massachusetts Development Finance Agency, 1.000%, 11/1/2037, Call 12/1/2011 (3)	4,000,000	4,000,000
Massachusetts Development Finance Agency, 4.000%, 7/1/2014	250,000	259,410
Massachusetts Development Finance Agency, 5.000%, 1/1/2012	125,000	125,365
Massachusetts Health & Educational Facilities Authority, AGM, 0.750%, 7/1/2040, Call 12/7/2011 (3)	1,000,000	1,000,000
Massachusetts Housing Finance Agency, 3.200%, 12/1/2011	50,000	50,000
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.250%, 7/1/2014, Call 1/3/2012	340,000	344,406
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.250%, 7/1/2015, Call 1/3/2012	650,000	658,314

		12,687,495

Michigan - 3.9%
Allen Park Brownfield Redevelopment Authority, AMBAC, 4.250%, 5/1/2012	250,000	249,225
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2012	200,000	203,740
Almont Community Schools, NATL-RE Q-SBLF, 4.000%, 5/1/2015, Call 11/1/2013	200,000	208,778
Anchor Bay School District, Q-SBLF, 5.500%, 5/1/2014, Call 5/1/2012	500,000	510,735
Brighton Area School District, NATL-RE, 4.000%, 5/1/2012	240,000	242,393
Charter Township of Bath, NATL-RE, 4.000%, 11/1/2012	130,000	133,423
Charter Township of Redford, AMBAC, 4.800%, 4/1/2015, Call 4/1/2012	275,000	275,176
City of Detroit, AGM, 5.000%, 7/1/2012	50,000	51,193
City of Detroit, NATL-RE, 5.000%, 7/1/2012	1,000,000	1,017,660
City of Detroit, NATL-RE, 5.000%, 7/1/2012	850,000	865,011
City of Detroit, NATL-RE, 5.000%, 9/30/2013	3,090,000	3,254,172
City of Detroit, NATL-RE, 5.500%, 7/1/2013 (3)	650,000	685,548
City of Garden City, NATL-RE, 4.750%, 11/1/2012	100,000	102,627
City of Grand Haven, NATL-RE, 5.500%, 7/1/2014	200,000	210,760
City of Marquette, AMBAC, 4.000%, 5/1/2013	200,000	203,004
City of Pontiac, AGC-, 3.750%, 5/1/2014	80,000	81,736
City of Saginaw, AGM, 2.000%, 7/1/2013	175,000	177,063
County of Cass, AMBAC, 3.750%, 5/1/2013, Call 5/1/2012	400,000	405,752
County of Iron, AMBAC, 4.100%, 6/1/2014, Call 6/1/2012	200,000	202,386
Detroit City School District, AGM, 5.000%, 5/1/2013	495,000	515,122
Eastern Michigan University, AMBAC, 6.000%, 6/1/2012, Call 1/3/2012	200,000	200,798
Eaton Rapids Building Authority, 3.000%, 3/1/2012	195,000	195,747
Grand Blanc Community Schools, AGM, 2.000%, 5/1/2013	610,000	617,119
Hazel Park School District, AGM Q-SBLF, 2.000%, 5/1/2013	485,000	489,981
Michigan Finance Authority, 3.000%, 4/1/2013	125,000	127,097
Michigan Finance Authority, 3.500%, 4/1/2014	130,000	133,982
Michigan Finance Authority, 4.000%, 4/1/2015	135,000	141,149
Michigan Municipal Bond Authority, AGM, 0.000%, 6/15/2012	25,000	24,854
Michigan Municipal Bond Authority, AGM, 0.000%, 6/15/2013	50,000	48,983
Michigan Municipal Bond Authority, AGM, 5.000%, 6/1/2013	65,000	67,486
Michigan Municipal Bond Authority, AMBAC, 4.500%, 5/1/2015, Call 5/1/2012	150,000	150,603
Michigan Municipal Bond Authority, AMBAC, 4.700%, 11/1/2013, Call 1/3/2012	150,000	150,363
Michigan Municipal Bond Authority, AMBAC, 5.500%, 11/1/2012, Call 1/3/2012	100,000	100,236
Michigan State Hospital Finance Authority, 5.000%, 5/1/2012 (3)	150,000	152,706
Mona Shores Public Schools, Q-SBLF, 3.900%, 5/1/2014, Call 5/1/2012	185,000	186,937
Oakland County Economic Development Corp., 4.000%, 9/1/2023, Call 12/1/2011 (3)	4,760,000	4,760,000
Redford Township Building Authority, AGM, 2.000%, 4/1/2014	355,000	355,316
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014	400,000	429,028
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2014, Call 3/1/2013	215,000	222,936
Saginaw-Midland Municipal Water Supply Corp., NATL-RE, 5.250%, 9/1/2015, Call 3/1/2013	100,000	103,268
Taylor Tax Increment Finance Authority, FSA, 5.500%, 5/1/2012	100,000	102,060

		18,356,153
Minnesota - 0.5%
City of Glencoe, 5.000%, 4/1/2013	260,000	266,510
City of Hutchinson, 2.500%, 4/1/2012, Call 1/3/2012	2,000,000	2,000,500
Clearbrook-Gonvick Independent School District No. 2311, 4.850%, 2/1/2018, Call 2/1/2012	170,000	171,175
County of Anoka, 3.850%, 2/1/2012	25,000	25,143
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014, Call 12/1/2013	15,000	15,792
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2013	60,000	64,093

		2,543,213
Missouri - 2.7%
City of Branson, 3.000%, 1/1/2013	130,000	132,219
City of Kansas City, 0.000%, 2/1/2013	100,000	96,860
City of Liberty, NATL-RE, 4.600%, 10/1/2014, Call 10/1/2012	135,000	138,382
City of Springfield, 5.000%, 6/1/2013	230,000	241,633
City of Springfield, 5.000%, 6/1/2014	255,000	274,579
City of St. Louis, 4.000%, 7/1/2013	890,000	917,545
City of St. Louis, AGM, 5.000%, 7/1/2014	150,000	161,069
City of St. Louis, AMBAC, 5.000%, 2/15/2012	25,000	25,231
Clarence Cannon Wholesale Water Commission, NATL-RE, 4.000%, 5/15/2013	250,000	257,732
Hannibal Industrial Development Authority, 4.300%, 3/1/2013	1,345,000	1,380,468
Joplin Industrial Development Authority, 5.500%, 2/15/2013	700,000	717,360
Kansas City Industrial Development Authority, 4.000%, 9/1/2013	1,150,000	1,163,064
Kansas City School District Building Corp., FGIC, 5.000%, 2/1/2013	600,000	614,472
Missouri Development Finance Board, 4.500%, 12/1/2012	50,000	51,592
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2013	355,000	365,355

Missouri State Health & Educational Facilities Authority, 1.680%, 12/1/2036, Call 12/2/2011 (3)	2,400,000	2,400,000
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2012	320,000	320,515
Missouri State Health & Educational Facilities Authority, 3.000%, 5/15/2012	500,000	504,200
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2013	700,000	704,326
Missouri State Health & Educational Facilities Authority, 5.000%, 2/15/2012	515,000	518,878
Missouri State Health & Educational Facilities Authority, AMBAC, 1.000%, 12/1/2036, Call 12/5/2011 (3)	350,000	350,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.500%, 12/1/2030, Call 12/6/2011 (3)	625,000	625,000
Missouri State Health & Educational Facilities Authority, CIFG, 1.720%, 12/1/2030, Call 12/7/2011 (3)	425,000	425,000
Riverside Industrial Development Authority, 2.000%, 5/1/2013	245,000	245,439

		12,630,919
Montana - 0.1%
Gallatin County Rural Improvement District, 3.500%, 7/1/2013	130,000	130,076
Montana Board of Housing, 4.250%, 12/1/2012, Call 12/16/2011	60,000	60,008
Montana Facility Finance Authority, 2.300%, 7/1/2012	400,000	400,584

		590,668
Nebraska - 0.1%
Douglas County Hospital Authority No. 2, 3.000%, 1/1/2012	100,000	100,127
Lancaster County Hospital Authority No. 1, 3.000%, 1/1/2012	250,000	250,317

		350,444
Nevada - 0.9%
City of Carson City, RADIAN, 3.950%, 9/1/2012	500,000	498,320
City of Henderson, 4.000%, 7/1/2012	225,000	228,452
City of Reno, 5.000%, 6/1/2013	100,000	103,840
Clark County School District, NATL-RE FGIC, 5.250%, 6/15/2012, Call 1/3/2012	100,000	102,533
County of Clark, 4.500%, 8/1/2013	1,050,000	1,097,418
County of Clark, AMBAC, 4.000%, 12/1/2012	25,000	25,867
Henderson Redevelopment Agency, AMBAC, 4.600%, 10/1/2014, Call 10/1/2012	175,000	178,829
Las Vegas Valley Water District, 2.350%, 6/1/2036, Call 12/1/2011 (3)	1,200,000	1,200,000
North Las Vegas Special Assessment District No. 63, AMBAC, 4.000%, 11/1/2012, Call 5/1/2012	45,000	46,090
Reno Redevelopment Agency, NATL-RE, 5.000%, 9/1/2012, Call 1/3/2012	25,000	24,996
Sparks Redevelopment Agency, 4.000%, 1/15/2012	500,000	500,815

		4,007,160
New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2014	315,000	323,099
New Hampshire Health & Education Facilities Authority, NATL-RE FGIC, 5.000%, 10/1/2013	100,000	106,024
New Hampshire University System, 2.000%, 7/15/2012 (5) (6)	685,000	686,404
New Hampshire University System, 2.250%, 7/15/2013 (5) (6)	285,000	284,906

		1,400,433
New Jersey - 1.8%
City of Perth Amboy, 3.000%, 2/1/2013	250,000	254,335
New Jersey Economic Development Authority, 1.820%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,017,790
New Jersey Economic Development Authority, 5.000%, 5/1/2012	100,000	101,783
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014 (3)	125,000	135,186
New Jersey Economic Development Authority, NATL-RE, 0.000%, 7/1/2013	225,000	219,535
New Jersey Health Care Facilities Financing Authority, 4.000%, 1/1/2012	150,000	150,233
New Jersey Health Care Facilities Financing Authority, 5.000%, 1/1/2013	1,000,000	1,028,520
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	2,000,000	2,087,000
New Jersey Transit Corp., AMBAC, 5.500%, 9/15/2012	225,000	232,749
North Hudson Sewerage Authority Sewer Revenue, NATL-RE FGIC, 5.250%, 8/1/2016, Call 8/1/2012	250,000	254,697
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2013	500,000	510,520
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2014	470,000	483,348
State of New Jersey, NATL-RE, 4.750%, 6/15/2013, Call 1/3/2012	100,000	100,300
Township of Egg Harbor, AMBAC, 3.900%, 2/15/2013, Call 2/15/2012	70,000	70,503
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014, Call 1/3/2012	25,000	25,059

		8,671,558
New Mexico - 0.1%
County of Dona Ana, AMBAC, 5.250%, 6/1/2012	5,000	5,063
New Mexico Institute of Mining & Technology, 3.000%, 7/1/2012	120,000	121,351
New Mexico Institute of Mining & Technology, 3.000%, 7/1/2013	125,000	128,414

		254,828

New York - 5.1%
Albany Capital Resource Corp., 2.000%, 7/1/2013	365,000	367,143
City of New York, 5.000%, 12/1/2011	40,000	40,000
City of New York NY, AGM, 0.680%, 8/1/2026, Call 12/7/2011 (3)	2,025,000	2,025,000
City of New York, AGM, 0.450%, 8/1/2026, Call 12/5/2011 (3)	3,325,000	3,325,000
City of New York, AGM, 0.600%, 8/1/2026, Call 12/1/2011 (3)	325,000	325,000
County of Monroe, NATL-RE, 4.000%, 6/1/2012, Call 1/3/2012	200,000	200,434
County of Monroe, NATL-RE, 4.000%, 6/1/2014, Call 1/3/2012	280,000	280,605
New York City Industrial Development Agency, 0.820%, 5/1/2036, Call 12/1/2011 (3)	4,000,000	4,000,000
New York City Transitional Finance Authority, FSA, 0.750%, 11/1/2027, Call 12/1/2011 (3)	125,000	125,000
New York State Dormitory Authority, NATL-RE, 5.500%, 11/1/2012	250,000	258,267
New York State Energy Research & Development Authority, AMBAC, 0.350%, 10/1/2028, Call 12/2/2011 (3)	5,950,000	5,950,000
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.500%, 12/1/2025, Call 12/6/2011 (3) (5) (6)	7,000,000	7,000,000
Village of Palmyra, NATL-RE, 5.400%, 12/15/2011	100,000	100,103

		23,996,552
North Carolina - 0.3%
Board of Governors of the University of North Carolina, AMBAC, 4.000%, 4/1/2012	250,000	251,760
City of Laurinburg, NATL-RE, 5.300%, 6/1/2012, Call 1/3/2012	180,000	181,478
County of New Hanover, 3.000%, 10/1/2012	480,000	487,997
North Carolina Capital Facilities Finance Agency, XLCA, 5.000%, 4/1/2012	195,000	197,084
North Carolina Eastern Municipal Power Agency, 5.500%, 1/1/2012	10,000	10,035
North Carolina Municipal Power Agency No. 1, AMBAC, 5.250%, 1/1/2015, Call 1/1/2013	130,000	136,408

		1,264,762
North Dakota - 0.5%
City of Carrington, 1.350%, 2/1/2012, Call 1/3/2012	2,500,000	2,500,500
Ohio - 1.4%
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	1,325,000	1,371,375
City of Akron OH Waterworks System Revenue, NATL-RE, 5.000%, 3/1/2013	300,000	312,759
City of Bowling Green, 3.000%, 6/1/2012	100,000	100,552
City of Cleveland OH Airport System Revenue, 3.000%, 1/1/2013	560,000	570,646
City of Cleveland, AGC, 2.250%, 12/1/2011	15,000	15,000
City of Parma, 0.450%, 10/1/2029, Call 12/2/2011 (3)	1,000,000	1,000,000
City of Parma, AMBAC, 5.450%, 12/1/2014	355,000	380,212
City of Toledo, 4.125%, 6/1/2012	1,250,000	1,263,587
County of Knox, RADIAN, 5.000%, 6/1/2012	10,000	10,101
Ironton City School District, NATL-RE, 4.000%, 12/1/2011	150,000	150,000
Marysville Exempted Village School District, AMBAC, 0.000%, 12/1/2012	200,000	197,434
Parma City School District, NATL-RE, 3.500%, 12/1/2012	50,000	51,207
Parma City School District, NATL-RE, 4.000%, 12/1/2012	100,000	103,156
Warrensville Height City School District, NATL-RE FGIC, 7.000%, 12/1/2013	1,050,000	1,143,902

		6,669,931
Oklahoma - 0.1%
City of Moore, NATL-RE, 5.750%, 4/1/2012	350,000	355,064
Oregon - 1.2%
County of Gilliam, 2.000%, 9/2/2014 (3)	2,500,000	2,511,950
Port of Morrow, 0.750%, 2/1/2027, Call 12/7/2011 (3)	3,360,000	3,360,000

		5,871,950
Pennsylvania - 4.5%
Allegheny County Hospital Development Authority, 1.170%, 8/1/2013, Call 2/1/2013 (3)	2,000,000	2,001,180
Allegheny County Sanitation Authority, NATL-RE, 5.375%, 12/1/2015, Call 12/1/2011	500,000	505,000
Austin Trust, AGM State Aid Withholding, 0.470%, 9/1/2025, Call 9/1/2017 (3)	3,500,000	3,500,000
City of Philadelphia PA Gas Works Revenue, AMBAC, 5.000%, 10/1/2014	200,000	219,036
County of Allegheny, NATL-RE, 5.375%, 11/1/2014, Call 11/1/2012	385,000	398,895
County of Blair, AMBAC, 5.375%, 8/1/2013	270,000	284,758
Delaware County Authority, 3.000%, 6/1/2012	1,320,000	1,328,831
Erie County Hospital Authority, RADIAN, 5.000%, 7/1/2012	110,000	110,372
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012, Call 1/3/2012	2,000,000	2,005,980
Erie Sewer Authority, 3.000%, 12/1/2011	205,000	205,000

Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	2,535,000	2,531,654
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,001,080
Hermitage Municipal Authority, NATL-RE, 3.650%, 2/1/2014, Call 1/3/2012	200,000	200,338
Intermediate Unit I, AMBAC, 4.700%, 10/15/2016, Call 1/3/2012	300,000	300,840
North Penn Water Authority, AGM, 1.500%, 11/1/2024, Call 12/1/2011 (3)	2,050,000	2,050,000
Pennsylvania Economic Development Financing Authority, 3.000%, 12/3/2012 (3)	105,000	106,330
Pennsylvania Higher Education Assistance Agency, NATL-RE, 4.000%, 12/15/2011	50,000	50,046
Pennsylvania Higher Educational Facilties Authority, 2.250%, 7/1/2013	225,000	224,928
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014	615,000	613,930
Philadelphia Parking Authority, 5.000%, 9/1/2013	125,000	132,635
Pittsburgh Public Parking Authority, AMBAC, 5.000%, 12/1/2012	400,000	413,048
South Fork Municipal Authority, 4.000%, 7/1/2013	550,000	554,493
West Shore Area Authority, 4.000%, 1/1/2013	1,290,000	1,318,599

		21,056,973
Puerto Rico - 0.2%
Commonwealth of Puerto Rico, 5.500%, 7/1/2013	100,000	105,917
Commonwealth of Puerto Rico, FGIC, 4.150%, 7/1/2012	150,000	152,195
Government Development Bank for Puerto Rico, 4.250%, 8/1/2014, Call 12/21/2011	150,000	150,020
Government Development Bank for Puerto Rico, 5.000%, 12/1/2012	550,000	568,826
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013	135,000	141,496

		1,118,454
Rhode Island - 0.1%
City of Woonsocket, NATL-RE FGIC, 5.250%, 10/1/2012, Call 1/3/2012	200,000	201,126
Rhode Island Health & Educational Building Corp., 2.500%, 3/1/2012	455,000	456,597

		657,723
South Carolina - 0.9%
Kershaw County School District, AGC-, 5.000%, 12/1/2014	100,000	109,946
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2012	2,000,000	2,019,620
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	125,000	129,500
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	695,000	724,982
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2014	795,000	834,027
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	130,000	104,582
Piedmont Municipal Power Agency, NATL-RE, 5.250%, 1/1/2012	500,000	501,550
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2012	25,000	25,464

		4,449,671
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority, AMBAC, 5.250%, 7/1/2012	100,000	102,122
South Dakota Housing Development Authority, AGM, 4.300%, 11/1/2013, Call 5/1/2012	105,000	105,780
South Dakota Housing Development Authority, FSA, 4.100%, 11/1/2012, Call 5/1/2012	175,000	176,288

		384,190
Tennessee - 4.6%
Blount County Public Building Authority, 0.750%, 6/1/2032, Call 12/1/2011 (3)	5,050,000	5,050,000
Blount County Public Building Authority, 0.950%, 6/1/2034, Call 12/1/2011 (3)	3,855,000	3,855,000
Franklin Public Building Authority, 0.800%, 6/1/2037, Call 12/1/2011 (3)	7,000,000	7,000,000
Memphis Center City Revenue Finance Corp., 0.530%, 4/1/2013, Call 12/7/2011 (3)	1,770,000	1,770,000
Sevier County Public Building Authority, 0.950%, 6/1/2034, Call 12/1/2011 (3)	4,000,000	4,000,000

		21,675,000
Texas - 11.1%
Amarillo Health Facilities Corp., AGM, 5.500%, 1/1/2012	1,935,000	1,939,683
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2013	380,000	396,728
Cinco Municipal Utility District No. 1, NATL-RE FGIC, 3.750%, 12/1/2012, Call 1/3/2012	225,000	225,369
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	4,000,000	4,113,720
City of Austin, NATL-RE, 5.250%, 11/15/2012	100,000	104,450
City of Galveston TX Wharves & Terminal Revenue, 4.000%, 2/1/2014	360,000	372,330
City of Galveston TX Wharves & Terminal Revenue, 4.000%, 2/1/2015	250,000	259,530
City of Houston, AMBAC, 7.500%, 12/15/2011	600,000	600,990
City of Weslaco, NATL-RE FGIC, 4.375%, 2/15/2015, Call 2/15/2013	150,000	154,649
Coastal Bend Health Facilities Development Corp., AGM, 0.800%, 7/1/2031, Call 12/1/2011 (3)	4,000,000	4,000,000
Denton Independent School District, PSF, 2.410%, 8/15/2022, Call 8/15/2016 (3)	3,965,000	3,965,000
Fort Bend County Municipal Utility District No. 23, AMBAC, 4.000%, 9/1/2012	100,000	101,272
Grand Prairie Independent School District, 0.000%, 8/15/2012	100,000	99,029
Harris County Health Facilities Development Corp., 2.380%, 7/1/2027 (3)	7,000,000	7,000,000

Harris County Health Facilities Development Corp., AGM, 0.695%, 7/1/2031, Call 12/1/2011 (3)	1,000,000	1,000,000
Harris County Health Facilities Development Corp., AGM, 0.800%, 7/1/2031, Call 12/1/2011 (3)	850,000	850,000
Harris County Health Facilities Development Corp., NATL-RE, 5.375%, 10/1/2013, Call 1/3/2012	200,000	200,724
Harris County Municipal Utility District No. 1, AGM, 3.000%, 9/1/2013	175,000	180,218
Harrison County Health Facilities Development Corp., 3.000%, 7/1/2012	500,000	500,615
Harrison County Health Facilities Development Corp., 4.000%, 7/1/2013	180,000	182,408
Hidalgo County Health Services Corp., 5.000%, 8/15/2013	505,000	520,493
Horsepen Bayou Municipal Utility District, AGM, 3.000%, 3/1/2013	300,000	306,804
Lubbock Health Facilities Development Corp., 5.000%, 7/1/2013	500,000	530,225
Lufkin Health Facilities Development Corp., 3.600%, 2/15/2012	405,000	405,531
Midtown Redevelopment Authority, 3.000%, 1/1/2013	560,000	568,719
Midtown Redevelopment Authority, 4.000%, 1/1/2014	170,000	177,254
North Texas Tollway Authority, 5.000%, 1/1/2013 (3)	600,000	626,058
Paseo De La Resaca Municipal Utility District No. 3, 0.000%, 9/1/2013	300,000	288,504
Princeton Independent School District, PSF, 0.600%, 2/15/2032, Call 2/15/2012 (3)	4,750,000	4,750,000
Puttable Floating Option Tax-Exempt Receipts, FSA, 2.410%, 12/1/2028 (3)	1,000,000	1,000,000
Puttable Floating Option Tax-Exempt Receipts, PSF, 2.380%, 2/1/2033 (3)	5,700,000	5,700,000
State of Texas, 1.100%, 4/1/2037, Call 4/1/2017 (3)	7,000,000	7,000,000
State of Texas, 1.770%, 4/1/2030, Call 12/1/2011 (3)	100,000	100,000
Texas Public Finance Authority, NATL-RE, 0.000%, 2/1/2013	305,000	299,778
Texas Transportation Commission, 0.500%, 4/1/2026, Call 12/7/2011 (3)	3,000,000	3,000,000
Texas Transportation Commission, 2.750%, 2/15/2013 (3)	465,000	467,553
Texoma Area Solid Waste Authority, 3.000%, 2/15/2012	250,000	251,035

		52,238,669
Utah - 0.1%
City of Brigham City, 5.000%, 8/1/2012	125,000	127,666
City of Herriman, 3.000%, 11/1/2012	125,000	126,464
City of Santa Clara UT Electric Revenue, NATL-RE, 5.000%, 8/1/2012	205,000	208,817
Farmington City Municipal Building Authority, AMBAC, 4.375%, 6/15/2012	80,000	80,655

		543,602
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency, AMBAC, 4.550%, 10/1/2012, Call 1/3/2012	820,000	821,747
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, 4.000%, 10/1/2012	300,000	305,406
Virgin Islands Public Finance Authority, 5.000%, 10/1/2012	370,000	379,672

		685,078
Virginia - 0.1%
City of Covington, 3.375%, 12/1/2012, Call 1/3/2012	235,000	235,000
City of Norfolk, NATL-RE, 4.500%, 2/1/2012, Call 1/3/2012	100,000	100,250
Riverside Regional Jail Authority, NATL-RE, 5.000%, 7/1/2012	50,000	51,114

		386,364
Washington - 0.5%
County of Skagit, CIFG, 3.875%, 12/1/2011	25,000	25,000
Greater Wenatchee Regional Events Center Public Facilities Dist, 5.250%, 12/1/2011	875,000	622,300
King County Housing Authority, CNTY GTD, 2.400%, 1/1/2013, Call 1/3/2012	550,000	550,138
Kittitas County Public Utility District No. 1, 3.000%, 6/1/2012	185,000	187,009
Washington Health Care Facilities Authority, 3.000%, 12/1/2011	125,000	125,000
Washington Health Care Facilities Authority, 5.000%, 1/1/2012	780,000	782,519

		2,291,966
West Virginia - 0.0%
City of Wheeling, AGC, 2.625%, 6/1/2012	200,000	201,552
Wisconsin - 0.8%
City of Fond Du Lac, NATL-RE FGIC, 3.250%, 3/1/2012	25,000	25,182
Green Bay Housing Authority, 3.000%, 4/1/2012	225,000	226,033
Park Falls Redevelopment Authority, 4.125%, 10/1/2013, Call 10/1/2012	175,000	176,566
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.000%, 12/15/2021, Call 1/3/2012	125,000	126,588
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.100%, 12/15/2029, Call 1/3/2012	125,000	126,596
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.500%, 12/15/2011	225,000	225,241

Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.500%, 12/15/2011	200,000	200,214
Southeast Wisconsin Professional Baseball Park District, NATL-RE, 5.500%, 12/15/2012	220,000	228,320
Village of Hustisford, 4.750%, 9/1/2012	135,000	136,976
Village of Mukwonago, 4.000%, 12/1/2012, Call 12/1/2011	85,000	85,000
Viroqua Area School District, NATL-RE, 4.000%, 4/1/2012	105,000	105,416
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2013	500,000	508,860
Wisconsin Health & Educational Facilities Authority, 4.000%, 6/1/2012	500,000	505,695
Wisconsin Health & Educational Facilities Authority, 4.000%, 7/1/2012	370,000	374,229
Wisconsin Health & Educational Facilities Authority, 5.000%, 2/15/2012	155,000	156,156
Wisconsin Health & Educational Facilities Authority, 5.000%, 9/1/2012	125,000	126,753
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2011	250,000	250,298
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2013	235,000	249,133
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	151,078

		3,984,334
Wyoming - 0.1%
Teton County Hospital District, 2.200%, 12/1/2012	200,000	201,368
Teton County Hospital District, 3.000%, 12/1/2013	250,000	253,382

		454,750

Total Municipals (identified cost $426,814,337)		426,809,199

Short-Term Investments - 10.0%

Mutual Funds - 6.5%
BMO Tax-Free Money Market Fund, Class I, 0.260% (11)	30,503,424	30,503,424

Short-Term Municipals - 3.5%

California - 0.1%
Palo Verde Unified School District, 4.000%, 9/1/2012	$100,000	102,269
West Kern Water District, 2.000%, 6/1/2012	245,000	246,348

		348,617
Florida - 0.1%
Bay Laurel Center Community Development District, AGM, 2.000%, 9/1/2012	200,000	201,364
City of Port St. Lucie, AGM, 1.250%, 9/1/2012	325,000	324,886

		526,250
Illinois - 0.2%
Bridgeview Park District, 3.500%, 12/1/2011	520,000	520,000
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2011	120,000	120,000
Macon-Christian-De Witt Etc Counties Community College District No. 537 Richland, 5.000%, 11/1/2012	125,000	129,217

		769,217
Indiana - 0.5%
Indiana Finance Authority, 0.800%, 12/1/2011 (3)	2,500,000	2,500,000
Louisiana - 0.2%
St. Tammany Parish Hospital Service District No. 1, 2.000%, 7/1/2012	800,000	803,456
Missouri - 0.1%
Missouri State Health & Educational Facilities Authority, 3.000%, 11/1/2012	425,000	432,097
Riverside Industrial Development Authority, 2.000%, 5/1/2012	120,000	120,154

		552,251
Montana - 0.0%
City & County of Butte-Silver Bow, 3.000%, 7/1/2012	100,000	100,440
Nevada - 1.6%
Las Vegas Valley Water District, 2.350%, 6/1/2036, Call 12/1/2011 (3)	7,615,000	7,615,000
New Jersey - 0.5%
New Jersey Health Care Facilities Financing Authority, 3.000%, 7/1/2012	2,150,000	2,165,587
Rhode Island - 0.0%
Rhode Island Economic Development Corp., NATL-RE FGIC, 4.000%, 6/15/2012	50,000	50,978
Texas - 0.1%
Midtown Redevelopment Authority, 2.000%, 1/1/2012	250,000	250,138

Utah - 0.1%
City of Eagle Mountain City, AGM, 3.000%, 6/1/2012	670,000	676,452

Total Short-Term Municipals		16,358,386

Total Short-Term Investments (identified cost $46,862,479)		46,861,810

Total Investments - 100.4% (identified cost $473,676,816)		473,671,009
Other Assets and Liabilities - (0.4)%		(1,674,131)

Total Net Assets - 100.0%		$471,996,878

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 5.4%

Automobiles - 4.5%
AmeriCredit Automobile Receivables Trust, Class A2, (Series 2010-3), 0.770%, 12/9/2013	$764,215	$764,236
AmeriCredit Automobile Receivables Trust, Class A3, (Series 2010-1), 1.660%, 3/17/2014	712,739	714,057
CarMax Auto Owner Trust, Class A3, (Series 2010-2), 1.410%, 2/16/2015	1,249,090	1,256,118
Fifth Third Auto Trust, Class A4A, (Series 2008-1), 4.810%, 1/15/2013	99,136	99,394
Ford Credit Auto Owner Trust, Class A3, (Series 2009-D), 2.170%, 10/15/2013	516,834	519,891
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	411,658	413,673
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	137,611	138,080
Santander Drive Auto Receivables Trust, Class A2, (Series 2011-3), 1.110%, 8/15/2014	1,420,000	1,419,231
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 0.998%, 4/14/2013 (3) (5) (6)	882,361	882,419
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	51,449	51,504
World Omni Auto Receivables Trust, Class A3, (Series 2009-A), 3.330%, 5/15/2013	122,182	122,487
World Omni Auto Receivables Trust, Class A3, (Series 2010-A), 1.340%, 12/16/2013	641,593	642,915

		7,024,005

Credit Cards - 0.6%
GE Capital Credit Card Master Note Trust, Class A, (Series 2010-3), 2.210%, 6/15/2016	1,000,000	1,019,824
Other Financial - 0.3%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.497%, 4/25/2037 (3) (5) (6)	767,698	391,609

Total Asset-Backed Securities (identified cost $8,785,845)		8,435,438

Collateralized Mortgage Obligations - 4.5%

Federal Home Loan Mortgage Corporation - 0.1%
5.250%, 1/15/2034, (Series 3014)	199,614	203,388

Government National Mortgage Association - 0.1%
4.419%, 5/16/2034, (Series 2007-46)	152,636	153,767

Private Sponsor - 4.3%
Banc of America Funding Corp., Class 1A12, (Series 2006-6), 5.750%, 8/25/2036	168,550	167,257
Banc of America Funding Corp., Class 1A3, (Series 2007-C), 5.548%, 5/20/2036 (3)	651,599	563,646
Chase Mortgage Finance Corp., Class A3, (Series 2006-S4), 6.000%, 12/25/2036	540,338	518,146
First Horizon Asset Securities, Inc., Class 1A1, (Series 2005-1), 5.000%, 3/25/2035	314,644	312,491
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.735%, 10/25/2035 (3)	467,048	410,293
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.803%, 10/15/2054 (3) (5) (6)	1,560,000	1,557,569
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	1,093,460	1,060,799
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.618%, 4/25/2037 (3)	129,343	109,441
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	411,143	397,015
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.477%, 11/25/2034 (3)	1,269,572	1,075,741
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 2.738%, 5/25/2036 (3)	508,323	350,958
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.698%, 4/25/2036 (3)	208,191	172,047

		6,695,403

Total Collateralized Mortgage Obligations (identified cost $7,353,727)		7,052,558

Commercial Mortgage Securities - 12.1%

Private Sponsor - 12.1%
Banc of America Commercial Mortgage, Inc., Class A3, (Series 2007-1), 5.449%, 1/15/2049	1,050,000	1,103,643
Bear Stearns Commercial Mortgage Securities, Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	1,250,000	1,313,480

Bear Stearns Commercial Mortgage Securities, Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	550,000	588,296
Citigroup Commercial Mortgage Trust, Class A4, (Series 2006-C5), 5.431%, 10/15/2049	1,185,000	1,291,383
Citigroup/Deutsche Bank Commercial Mortgage Trust, Class A4, (Series 2007-CD5), 5.886%, 11/15/2044 (3)	1,163,889	1,267,363
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.319%, 2/15/2022 (3) (5) (6)	611,241	586,814
DBUBS Mortgage Trust, Class A2, (Series 2011-LC3A), 3.642%, 8/10/2044	800,000	844,479
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	1,600,000	1,615,581
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 1.535%, 3/6/2020 (3) (5) (6)	1,400,000	1,384,505
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	892,809	910,275
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,580,547
JP Morgan Chase Commercial Mortgage Securities Corp., Class A4, (Series 2006-LDP8), 5.399%, 5/15/2045	1,470,000	1,619,655
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	715,102	745,785
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	964,403	1,013,136
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.549%, 6/15/2022 (3) (5) (6)	1,025,042	1,007,236
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A2, (Series 2006-2), 5.878%, 6/12/2046	407,578	407,262
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 6.065%, 6/12/2046 (3)	691,250	736,202
Wachovia Bank Commercial Mortgage Trust, Class AMFX, (Series 2005-C20), 5.179%, 7/15/2042	963,000	1,018,713

Total Commercial Mortgage Securities (identified cost $18,788,973)		19,034,355

Corporate Bonds & Notes - 48.1%

Aerospace/Defense - 0.5%
Raytheon Co., 1.400%, 12/15/2014 (4)	775,000	777,451
Apparel - 0.6%
VF Corp., 1.245%, 8/23/2013 (3)	1,000,000	1,000,523
Auto Manufacturers - 0.6%
Volkswagen International Finance, 1.875%, 4/1/2014 (1) (5) (6)	870,000	871,888
Banks - 12.7%
Abbey National Treasury Services PLC/London, 2.002%, 4/25/2014 (3)	1,070,000	975,361
Banco Santander Chile, 2.875%, 11/13/2012 (5) (6)	500,000	502,725
Bank of America Corp., 7.375%, 5/15/2014	1,300,000	1,310,325
Bank of New York Mellon Corp., 1.700%, 11/24/2014	1,625,000	1,629,436
BB&T Corp., 3.850%, 7/27/2012	1,280,000	1,305,158
BBVA U.S. Senior SA Uniper, 3.250%, 5/16/2014	650,000	603,403
BNP Paribas, 1.291%, 1/10/2014 (3)	855,000	788,572
Citigroup, Inc., 6.000%, 12/13/2013 (1)	1,500,000	1,553,308
GMAC, LLC., 7.500%, 12/31/2013 (1)	528,000	535,260
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	1,300,000	1,318,418
Intesa Sanpaolo SpA/New York, 2.375%, 12/21/2012	875,000	781,492
JPMorgan Chase & Co., 3.700%, 1/20/2015 (1)	1,250,000	1,276,296
Morgan Stanley, 2.875%, 1/24/2014	1,455,000	1,370,219
Regions Bank, Birmingham, AL, 3.250%, 12/9/2011	1,000,000	1,000,442
Royal Bank of Canada, 1.450%, 10/30/2014	775,000	774,712
Societe Generale, 1.441%, 4/11/2014 (3) (5) (6)	1,000,000	909,469
U.S. Bancorp, 1.375%, 9/13/2013 (1)	1,385,000	1,394,606
Wachovia Bank NA, 0.677%, 3/15/2016 (3)	2,150,000	2,005,099

		20,034,301
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 7/14/2014	925,000	932,506
Biotechnology - 1.7%
Amgen, Inc., 1.875%, 11/15/2014	1,600,000	1,609,699
Life Technologies Corp., 3.375%, 3/1/2013	1,000,000	1,021,342

		2,631,041

Computers - 0.9%
Hewlett-Packard Co., 3.000%, 9/15/2016 (1)	1,430,000	1,467,246
Cosmetics/Personal Care - 0.6%
Procter & Gamble Co., 0.700%, 8/15/2014 (1)	900,000	904,497
Diversified Financial Services - 8.9%
American Express Credit Corp., 7.300%, 8/20/2013	1,385,000	1,495,452
BlackRock, Inc., 3.500%, 12/10/2014 (1)	1,240,000	1,325,199
Countrywide Financial Corp., 5.800%, 6/7/2012 (1)	1,000,000	994,236
FUEL Trust, 3.984%, 6/15/2016 (5) (6)	1,000,000	972,896
General Electric Capital Corp., 1.234%, 1/7/2014 (1) (3)	1,000,000	986,132
General Electric Capital Corp., 3.350%, 10/17/2016 (1)	1,475,000	1,494,236
Invesco, Ltd., 5.625%, 4/17/2012	1,325,000	1,344,550
Lehman Brothers Holdings, Inc., 5.000%, 1/14/2015 (2) (10)	1,100,000	288,750
Merrill Lynch & Co., Inc., 6.050%, 8/15/2012 (1)	850,000	857,834
SSIF Nevada LP, 1.101%, 4/14/2014 (3) (5) (6)	1,100,000	1,082,487
TD Ameritrade Holding Corp., 4.150%, 12/1/2014 (1)	940,000	994,897
Toyota Motor Credit Corp., 1.250%, 11/17/2014	600,000	599,081
Woodside Finance, Ltd., 4.500%, 11/10/2014 (5) (6)	1,500,000	1,588,037

		14,023,787
Electric - 2.7%
Alliant Energy Corp., 4.000%, 10/15/2014 (1)	2,350,000	2,475,791
Appalachian Power Co., 3.400%, 5/24/2015	970,000	1,024,350
Duke Energy Corp., 2.150%, 11/15/2016	715,000	713,031

		4,213,172
Food - 0.6%
Kraft Foods, Inc., 2.625%, 5/8/2013	932,000	951,650
Healthcare-Products - 0.8%
Boston Scientific Corp., 4.500%, 1/15/2015	1,200,000	1,255,636
Home Furnishings - 0.8%
Whirlpool Corp., 5.500%, 3/1/2013	1,150,000	1,198,553
Insurance - 5.2%
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	477,000	484,875
HSB Group, Inc., 1.313%, 7/15/2027 (3)	2,430,000	1,778,760
MetLife Institutional Funding II, 1.274%, 4/4/2014 (3) (5) (6)	870,000	868,438
MetLife, Inc., 5.000%, 11/24/2013	1,355,000	1,445,624
Protective Life Secured Trusts, 5.450%, 9/28/2012	830,000	858,311
Prudential Financial, Inc., 2.750%, 1/14/2013	1,300,000	1,313,780
Prudential Financial, Inc., 3.625%, 9/17/2012 (1)	1,400,000	1,420,801

		8,170,589
Iron/Steel - 0.8%
ArcelorMittal, 5.375%, 6/1/2013	1,200,000	1,225,374
Media - 0.7%
Comcast Cable Holdings LLC, 9.800%, 2/1/2012 (1)	1,040,000	1,054,213
Mining - 1.4%
Anglo American Capital PLC, 2.150%, 9/27/2013 (5) (6)	1,250,000	1,249,431
Barrick Gold Corp., 1.750%, 5/30/2014 (5) (6)	1,000,000	1,005,680

		2,255,111
Oil & Gas - 1.5%
Total Capital Canada, Ltd., 1.625%, 1/28/2014	1,390,000	1,417,261
Transocean, Inc., 5.050%, 12/15/2016 (4)	1,000,000	999,060

		2,416,321
Pipelines - 0.5%
Enterprise Products Operating LLC, 6.375%, 2/1/2013	210,000	220,682
ONEOK Partners LP, 5.900%, 4/1/2012	490,000	497,245

		717,927
Real Estate Investment Trusts - 1.0%
HCP, Inc., 2.700%, 2/1/2014 (1)	1,610,000	1,602,852

Software - 0.4%
Fiserv, Inc., 3.125%, 6/15/2016	630,000	640,555
Telecommunications - 3.9%
AT&T, Inc., 5.100%, 9/15/2014	760,000	838,240
Telecom Italia Capital SA, 5.250%, 11/15/2013 (1)	1,360,000	1,309,551
Telefonica Emisiones SAU, 2.582%, 4/26/2013	950,000	921,574
Verizon Communications, Inc., 1.950%, 3/28/2014	1,050,000	1,071,226
Verizon Communications, Inc., 2.000%, 11/1/2016 (1)	750,000	742,055
Vodafone Group PLC, 5.000%, 12/16/2013 (1)	1,125,000	1,207,462

		6,090,108
Transportation - 0.7%
CSX Corp., 5.750%, 3/15/2013	1,000,000	1,056,464

Total Corporate Bonds & Notes (identified cost $77,096,372)		75,491,765

Municipals - 6.4%

Arkansas - 0.7%
Arkansas Development Finance Authority, 0.750%, 6/1/2012	1,040,000	1,041,726
Florida - 1.0%
Florida Hurricane Catastrophe Fund Finance Corp., 1.027%, 10/15/2012, Call 12/15/2011 (3)	1,500,000	1,495,740
Illinois - 1.6%
State of Illinois, 3.080%, 7/1/2012	1,000,000	1,007,930
State of Illinois, 4.071%, 1/1/2014	1,525,000	1,568,706

		2,576,636
Kentucky - 0.7%
Kentucky Economic Development Finance Authority, 1.050%, 12/1/2011 (3) (7)	1,115,000	1,115,000
Michigan - 0.3%
County of Wayne, 5.000%, 9/15/2013	500,000	503,035
Minnesota - 0.8%
Tobacco Securitization Authority, 2.643%, 3/1/2014	1,250,000	1,250,513
New York - 0.5%
City of New York, 1.620%, 12/1/2012	790,000	798,714
Puerto Rico - 0.6%
Government Development Bank for Puerto Rico, 3.670%, 5/1/2014	1,000,000	1,019,850
Washington - 0.2%
Fife Local Improvement District, 3.000%, 3/1/2012, Call 12/21/2011	300,000	300,852

Total Municipals (identified cost $10,022,591)		10,102,066

Mutual Funds - 4.1%
Eaton Vance Institutional Senior Loan Fund, 4.120%	326,711	2,907,728
Fidelity Floating Rate High Income Fund, 4.040%	372,038	3,575,287

Total Mutual Funds (identified cost $6,422,183)		6,483,015

U.S. Government & U.S. Government Agency Obligations - 9.8%

Federal Home Loan Bank - 0.6%
0.875%, 12/27/2013	$1,000,000	1,009,106
Federal Home Loan Mortgage Corporation - 3.0%
0.750%, 11/25/2014 (1)	1,500,000	1,502,092
2.875%, 2/9/2015 (1)	3,000,000	3,202,107

		4,704,199
Federal National Mortgage Association - 1.7%
0.375%, 12/28/2012 (1)	1,500,000	1,503,612
1.125%, 6/27/2014	1,100,000	1,114,925

		2,618,537

U.S. Treasury Bonds & Notes - 4.5%
0.750%, 8/15/2013	1,925,000	1,941,844
1.375%, 1/15/2013 (1)	2,500,000	2,533,985
1.750%, 7/31/2015	1,000,000	1,042,656
1.750%, 5/31/2016 (1)	1,500,000	1,562,929

		7,081,414

Total U.S. Government & U.S. Government Agency Obligations (identified cost $15,298,604)		15,413,256
U.S. Government Agency-Mortgage Securities - 2.5%

Federal National Mortgage Association - 2.3%
3.104%, 5/1/2041 (3)	879,627	911,443
3.224%, 5/1/2041 (3)	898,510	936,107
4.000%, 11/1/2031	1,494,850	1,568,425
7.000%, 12/1/2015	37,070	39,938
7.500%, 9/1/2015	53,084	58,439
9.500%, 12/1/2024	39,688	46,614
9.500%, 1/1/2025	16,613	16,741
9.500%, 1/1/2025	22,892	23,210
10.000%, 7/1/2020	30,578	35,616
11.000%, 12/1/2015	20	20

		3,636,553

Government National Mortgage Association - 0.2%
7.500%, 8/15/2037	184,082	215,079
9.000%, 12/15/2019	30,167	35,121

		250,200

Total U.S. Government Agency-Mortgage Securities (identified cost $3,856,056)		3,886,753

Short-Term Investments - 22.8%

Collateral Pool Investment for Securities on Loan - 14.6%
(See Note 2 of the Schedule of Investments)		22,991,176

Mutual Funds - 7.0%
BMO Prime Money Market Fund, Class I, 0.173% (11)	11,076,244	11,076,244

Short-Term Municipals - 1.2%

Ohio - 0.4%
City of Sheffield Lake, 2.250%, 11/14/2012	$500,000	504,665

Pennsylvania - 0.8%
School District of Philadelphia, 0.800%, 7/31/2012, Call 12/20/2011	1,290,000	1,290,000

Total Short-Term Municipals		1,794,665

Total Short-Term Investments (identified cost $35,862,126)		35,862,085

Total Investments - 115.7% (identified cost $183,486,477)		181,761,291
Other Assets and Liabilities - (15.7)%		(24,613,665)

Total Net Assets - 100.0%		$157,147,626

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Collateralized Mortgage Obligations - 2.5%
Federal Home Loan Mortgage Corporation - 0.9%
0.998%, 7/15/2032, (Series 3652) (3)	$1,452,207	$1,469,810
Private Sponsor - 1.6%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.710%, 7/25/2037 (3)	1,171,740	1,002,287
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.803%, 10/15/2054 (3) (5) (6)	1,500,000	1,497,663

		2,499,950

Total Collateralized Mortgage Obligations (identified cost $4,125,304)		3,969,760

Commercial Mortgage Securities - 4.2%

Private Sponsor - 4.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, (Series 2007-1), 5.451%, 1/15/2049	700,000	748,776
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.319%, 2/15/2022 (3) (5) (6)	746,560	716,725
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,580,547
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.549%, 6/15/2022 (3) (5) (6)	3,587,647	3,525,326

Total Commercial Mortgage Securities (identified cost $6,592,773)		6,571,374

Corporate Bonds & Notes - 58.9%

Aerospace/Defense - 0.6%
Raytheon Co., 1.400%, 12/15/2014 (4)	1,000,000	1,003,163
Auto Manufacturers - 2.1%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5) (6)	1,300,000	1,280,955
Volkswagen International Finance NV, 2.875%, 4/1/2016 (1) (5) (6)	2,000,000	2,011,784

		3,292,739
Banks - 18.8%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,405,386
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5) (6)	2,000,000	2,018,704
ANZ National Int’l, Ltd./New Zealand, 1.351%, 12/20/2013 (3) (5) (6)	1,000,000	995,302
Bank of America Corp., 1.848%, 1/30/2014 (3)	1,500,000	1,374,980
Bank of America Corp., 3.750%, 7/12/2016	1,500,000	1,306,646
BB&T Corp., 3.850%, 7/27/2012	2,000,000	2,039,310
BNP Paribas, 1.291%, 1/10/2014 (3)	1,500,000	1,383,459
Credit Suisse/New York, 3.450%, 7/2/2012	2,000,000	2,025,714
Goldman Sachs Group, Inc., 5.250%, 7/27/2021	2,000,000	1,850,442
HSBC Bank PLC, 1.625%, 7/7/2014 (5) (6)	1,500,000	1,485,007
JPMorgan Chase & Co., 4.350%, 8/15/2021	2,000,000	1,955,762
National Australia Bank, Ltd., 1.111%, 4/11/2014 (3) (5) (6)	1,700,000	1,683,177
Nordea Bank AB, 1.750%, 10/4/2013 (1) (5) (6)	1,500,000	1,479,207
PNC Funding Corp., 2.700%, 9/19/2016 (1)	1,000,000	1,005,319
Rabobank Nederland NV, 3.200%, 3/11/2015 (5) (6)	1,200,000	1,236,488
Royal Bank of Canada, 1.450%, 10/30/2014	1,500,000	1,499,442
Santander U.S. Debt SA Unipersonal, 1.169%, 3/30/2012 (3) (5) (6)	1,500,000	1,497,739
Societe Generale, 1.441%, 4/11/2014 (3) (5) (6)	1,200,000	1,091,363
Westpac Banking Corp., 3.000%, 12/9/2015 (1)	2,000,000	2,002,324

		29,335,771

Biotechnology - 0.6%
Amgen, Inc., 3.875%, 11/15/2021	1,000,000	987,778
Building Materials - 1.1%
CRH America, Inc., 6.000%, 9/30/2016	1,700,000	1,804,793
Computers - 0.6%
Hewlett-Packard Co., 4.375%, 9/15/2021 (1)	1,000,000	1,024,758
Diversified Financial Services - 5.1%
Caterpillar Financial Services Corp., 2.050%, 8/1/2016 (1)	1,500,000	1,512,705
FUEL Trust, 3.984%, 6/15/2016 (5) (6)	1,000,000	972,896
General Electric Capital Corp., 3.350%, 10/17/2016 (1)	1,400,000	1,418,257
General Electric Capital Corp., 4.375%, 9/16/2020	2,000,000	1,984,058
Lehman Brothers Holdings, Inc., 6.000%, 7/19/2012 (10)	2,000,000	525,000
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	1,500,000	1,497,704

		7,910,620
Electric - 1.0%
Commonwealth Edison Co., 1.625%, 1/15/2014	1,500,000	1,511,270
Engineering & Construction - 1.0%
Fluor Corp., 3.375%, 9/15/2021	1,500,000	1,493,757
Healthcare-Products - 3.0%
Becton, Dickinson and Co., 1.750%, 11/8/2016 (1)	1,025,000	1,028,421
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	2,092,726
DENTSPLY International, Inc., 2.750%, 8/15/2016	1,500,000	1,507,280

		4,628,427
Healthcare-Services - 0.7%
Coventry Health Care, Inc., 5.450%, 6/15/2021	1,000,000	1,093,610
Insurance - 5.5%
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,578,526
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	1,000,000	1,016,510
HSB Group, Inc., 1.313%, 7/15/2027 (3)	4,000,000	2,928,000
Lincoln National Corp., 4.850%, 6/24/2021	1,000,000	952,525
Progressive Corp., 3.750%, 8/23/2021	1,000,000	1,020,815
Prudential Financial, Inc., 3.875%, 1/14/2015	1,100,000	1,131,006

		8,627,382
Iron/Steel - 1.3%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,042,290
Machinery-Diversified - 0.7%
Xylem, Inc., 3.550%, 9/20/2016 (5) (6)	1,000,000	1,027,544
Media - 6.8%
Comcast Corp., 4.950%, 6/15/2016 (1)	2,000,000	2,205,906
NBCUniversal Media LLC, 5.150%, 4/30/2020	2,000,000	2,167,890
NBCUniversal Media LLC, 4.375%, 4/1/2021 (1)	1,300,000	1,332,977
News America, Inc., 4.500%, 2/15/2021	2,000,000	2,018,644
Time Warner Cable, Inc., 4.000%, 9/1/2021 (1)	1,300,000	1,272,726
Time Warner, Inc., 4.750%, 3/29/2021 (1)	1,500,000	1,586,105

		10,584,248
Mining - 1.7%
Anglo American Capital PLC, 9.375%, 4/8/2019 (1)	2,000,000	2,606,372
Oil & Gas - 2.3%
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (5) (6)	1,500,000	1,366,630
Statoil ASA, 1.800%, 11/23/2016 (1)	1,300,000	1,305,607
Transocean, Inc., 6.375%, 12/15/2021	1,000,000	999,460

		3,671,697
Real Estate Investment Trusts - 1.0%
HCP, Inc., 5.375%, 2/1/2021	1,500,000	1,551,396
Retail - 0.6%
Best Buy Co., Inc., 5.500%, 3/15/2021 (1)	1,000,000	943,325

Telecommunications - 4.4%
AT&T, Inc., 5.100%, 9/15/2014 (1)	1,500,000	1,654,420
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	1,500,000	1,493,678
France Telecom SA, 2.750%, 9/14/2016	1,300,000	1,278,269
Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,000,000	894,051
Verizon Communications, Inc., 3.500%, 11/1/2021 (1)	1,500,000	1,495,614

		6,816,032

Total Corporate Bonds & Notes (identified cost $93,675,340)		91,956,972

Municipals - 1.4%

Illinois - 1.4%
State of Illinois, 6.200%, 7/1/2021	2,000,000	2,098,260

Total Municipals (identified cost $1,999,468)		2,098,260

U.S. Government & U.S. Government Agency Obligations - 27.2%

U.S. Treasury Bonds & Notes - 27.2%
0.375%, 8/31/2012 (1)	3,000,000	3,006,330
0.375%, 10/31/2012 (1)	7,000,000	7,016,135
1.125%, 6/15/2013 (1)	5,000,000	5,069,530
1.375%, 10/15/2012 (1)	10,000,000	10,109,380
1.500%, 12/31/2013 (1)	7,000,000	7,180,467
2.125%, 8/15/2021 (1)	10,000,000	10,069,530

Total U.S. Government & U.S. Government Agency Obligations (identified cost $42,173,163)		42,451,372

U.S. Government Agency-Mortgage Securities - 3.3%

Federal National Mortgage Association - 3.3%
4.000%, 12/1/2040 (4)	5,000,000	5,211,720

Total U.S. Government Agency-Mortgage Securities (identified cost $5,206,055)		5,211,720

Short-Term Investments - 45.5%

Collateral Pool Investment for Securities on Loan - 39.3%
(See Note 2 of the Schedule of Investments)		61,382,005

Mutual Funds - 6.2%
BMO Prime Money Market Fund, Class I, 0.173% (11)	9,708,666	9,708,666

Total Short-Term Investments (identified cost $71,090,671)		71,090,671

Total Investments - 143.0% (identified cost $224,862,774)		223,350,129
Other Assets and Liabilities - (43.0)%		(67,176,957)

Total Net Assets - 100.0%		$156,173,172

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 96.7%

Alabama - 0.4%
Alabama State Board of Education, 4.375%, 10/1/2017	$200,000	$223,528
Alabama State Board of Education, 4.500%, 10/1/2018	210,000	236,888
Alabama State Board of Education, 4.750%, 10/1/2019, Call 10/1/2018	220,000	247,922
Alabama State Board of Education, 5.000%, 10/1/2020, Call 10/1/2018	230,000	258,934
Alabama State Board of Education, 5.250%, 10/1/2021, Call 10/1/2018	140,000	157,185
Alabama State Board of Education, 5.375%, 10/1/2022, Call 10/1/2018	105,000	117,459
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	397,387
Cullman Utilities Board, AGM, 4.375%, 9/1/2029, Call 9/1/2020	500,000	507,780
Huntsville Public Building Authority, NATL-RE, 5.000%, 10/1/2020, Call 4/1/2017	150,000	164,960
Odenville Utilities Board, AMBAC, 3.800%, 8/1/2017, Call 8/1/2015	185,000	191,706

		2,503,749
Alaska - 0.1%
Alaska Housing Finance Corp., 4.750%, 6/1/2032, Call 6/1/2016 (7)	520,000	516,178
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	270,000	285,749

		801,927
Arizona - 2.8%
Arizona Health Facilities Authority, 5.000%, 1/1/2020, Call 1/1/2017	900,000	987,642
Arizona School Facilities Board, 5.750%, 9/1/2019, Call 9/1/2018	690,000	803,132
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2015	1,050,000	1,071,714
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	500,000	531,410
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	750,000	777,585
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	250,000	264,782
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	950,000	1,090,752
City of Goodyear, 5.000%, 7/1/2022, Call 7/1/2020	205,000	222,208
City of Goodyear, 5.000%, 7/1/2023, Call 7/1/2020	265,000	283,645
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	364,203
City of Sedona, NATL-RE, 5.000%, 7/1/2012	250,000	255,400
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	560,820
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	662,796
Maricopa County Elementary School District No. 28-Kyrene Elementary, MBIA, 5.000%, 7/1/2013	125,000	133,553
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	335,328
Phoenix Civic Improvement Corp., 5.000%, 7/1/2020, Call 7/1/2018	600,000	678,342
Phoenix Civic Improvement Corp., BHAC, 0.000%, 7/1/2027	200,000	216,158
Phoenix Civic Improvement Corp., MBIA, 5.250%, 7/1/2016	135,000	157,745
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2013	320,000	323,606
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2021	180,000	193,736
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	310,000	306,702
Pinal County Elementary School District No. 4 Casa Grande Elementary, NATL-RE, 4.000%, 7/1/2016	215,000	230,291
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	273,267
Scottsdale Industrial Development Authority, 5.250%, 9/1/2030, Call 9/1/2013	435,000	435,966
State of Arizona, AGM, 5.250%, 10/1/2024, Call 10/1/2019	2,000,000	2,231,800
University Medical Center Corp., 5.250%, 7/1/2014	500,000	536,625
University Medical Center Corp., 6.250%, 7/1/2029, Call 7/1/2019	160,000	166,438
Yavapai County Industrial Development Authority, RADIAN, 5.250%, 8/1/2021, Call 8/1/2013	200,000	202,036
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,069,379
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,044,900

		17,411,961
Arkansas - 1.5%
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 1/1/2025, Call 7/1/2021	305,000	305,717
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 7/1/2025, Call 7/1/2021	625,000	626,469
Arkansas Development Finance Authority, GNMA/FNMA, 4.100%, 7/1/2026, Call 7/1/2021	300,000	300,699

City of Rogers, 3.750%, 11/1/2034, Call 11/1/2021	1,000,000	970,010
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	500,000	493,630
Independence County Public Health Education & Housing Facilities Board, 5.300%, 6/1/2025, Call 6/1/2020	1,250,000	1,289,638
Independence County Public Health Education & Housing Facilities Board, 5.625%, 6/1/2027, Call 6/1/2020	1,250,000	1,295,625
University of Arkansas, 3.700%, 7/1/2027, Call 1/1/2020	455,000	447,574
University of Arkansas, 4.000%, 11/1/2029, Call 11/1/2021	1,540,000	1,557,556
University of Arkansas, 4.000%, 7/1/2030, Call 1/1/2020	330,000	325,307
University of Arkansas, 4.625%, 11/1/2036, Call 11/1/2021	1,800,000	1,861,398

		9,473,623
California - 7.8%
ABC Unified School District, MBIA, 5.000%, 2/1/2021	500,000	539,585
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	374,563
Bellevue Union School District, AGM, 0.000%, 8/1/2030	585,000	180,285
Bellevue Union School District, AGM, 0.000%, 8/1/2031	615,000	174,918
Bellevue Union School District, AGM, 0.000%, 8/1/2032	645,000	169,358
California Health Facilities Financing Authority, 5.150%, 11/15/2040, Call 11/15/2020	3,325,000	3,389,339
California Infrastructure & Economic Development Bank, 5.750%, 2/1/2039, Call 2/1/2015	600,000	626,820
California Infrastructure & Economic Development Bank, 6.250%, 2/1/2039, Call 2/1/2015	450,000	481,500
Cawelo Water District, CIFG, 4.125%, 5/1/2020, Call 5/1/2017	225,000	225,914
Cayucos Elementary School District, XLCA, 0.000%, 8/1/2016, Call 8/1/2015	110,000	93,850
Cayucos Elementary School District, XLCA, 0.000%, 8/1/2017, Call 8/1/2015	155,000	125,135
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	645,532
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	354,483
City of Madera, 5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,625,330
City of Madera, 6.500%, 1/1/2040, Call 1/1/2020	1,380,000	1,461,544
City of Marysville, 5.250%, 1/1/2037, Call 1/1/2021	1,000,000	978,140
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	448,597
El Rancho Unified School District, AMBAC, 0.000%, 11/1/2017	245,000	195,258
Escondido Union High School District, 0.000%, 8/1/2020, Call 8/1/2025	1,250,000	772,825
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	147,336
Evergreen Elementary School District, AGC, 0.000%, 8/1/2028	1,350,000	519,223
Fontana Unified School District, 0.000%, 12/1/2012	1,500,000	1,489,665
Fresno Unified School District, MBIA, 5.300%, 2/1/2014	290,000	309,259
Fresno Unified School District, MBIA, 5.800%, 2/1/2014	125,000	134,611
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	1,400,000	1,646,946
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2015	205,000	182,735
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2017	210,000	164,909
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	117,447
Inland Valley Development Agency, 4.000%, 3/1/2014 (3)	1,500,000	1,499,610
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	393,371
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	575,000	494,408
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2017	650,000	528,573
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	128,511
Los Alamitos Unified School District, 0.000%, 9/1/2016	2,000,000	1,788,720
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	495,629
Los Angeles Unified School District, 5.000%, 7/1/2024, Call 7/1/2019	225,000	248,060
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	480,000	522,197
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2016, Call 8/1/2026	300,000	245,607
Merced Redevelopment Agency, AMBAC, 0.000%, 12/1/2021	1,035,000	546,190
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	353,115
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	319,945
Oxnard School District, MBIA, 5.750%, 8/1/2022, Call 2/1/2022	100,000	110,855
Palo Alto Unified School District, 0.000%, 8/1/2017	590,000	514,380
Palo Verde Unified School District, AGM, 3.500%, 9/1/2022, Call 9/1/2021	300,000	295,494
Palo Verde Unified School District, AGM, 5.000%, 9/1/2023, Call 9/1/2021	735,000	803,061
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	335,982
Pomona Unified School District, MBIA, 6.550%, 8/1/2029	200,000	228,228
Rincon Valley Union Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2029	510,000	177,444
Sacramento Unified School District, AGM, 3.120%, 3/1/2014 (3)	2,000,000	1,999,700
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2014	230,000	251,993
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015	310,000	346,943
San Mateo County Community College District, NATL-RE, 0.000%, 9/1/2025	10,000,000	5,190,800
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	250,000	269,890

Santa Barbara County College Elementary School District, 0.000%, 8/1/2026	135,000	62,987
Santa Barbara County College Elementary School District, 0.000%, 8/1/2027	365,000	156,096
Santa Barbara County College Elementary School District, 0.000%, 8/1/2029	335,000	125,263
Santa Barbara County College Elementary School District, 0.000%, 8/1/2031	470,000	159,025
Santa Barbara County College Elementary School District, 0.000%, 8/1/2033	575,000	171,327
Santa Barbara School District, 0.000%, 8/1/2036, Call 8/1/2033	1,450,000	789,423
Santa Monica Community College District, NATL-RE, 0.000%, 8/1/2017, Call 8/1/2015	775,000	611,281
Semitropic Improvement District, XLCA, 5.500%, 12/1/2022, Call 12/1/2014	655,000	729,061
Sierra View Local Health Care District, 3.800%, 7/1/2017	370,000	367,972
Sierra View Local Health Care District, 4.700%, 7/1/2016	250,000	259,355
Sierra View Local Health Care District, 4.875%, 7/1/2018, Call 7/1/2017	650,000	669,623
Sierra View Local Health Care District, 5.250%, 7/1/2022, Call 7/1/2017	1,000,000	1,041,070
Sierra View Local Health Care District, 5.250%, 7/1/2023, Call 7/1/2017	250,000	258,768
Tahoe Forest Hospital District, 5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,447,960
Tahoe Forest Hospital District, 5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,049,280
Twin Rivers Unified School District, 0.000%, 4/1/2014	1,100,000	1,031,690
University of California, 5.000%, 5/15/2021, Call 5/15/2017	500,000	558,675
University of California, AGM, 5.000%, 5/15/2018, Call 5/15/2013	250,000	268,313
Vallejo City Unified School District, MBIA, 5.000%, 2/1/2013	100,000	102,068
Vallejo City Unified School District, MBIA, 5.400%, 2/1/2015	275,000	288,038
Vallejo City Unified School District, MBIA, 5.900%, 2/1/2018	50,000	54,143
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2018	350,000	378,934
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	725,000	755,073
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	913,630
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,535,280

		49,448,148
Colorado - 3.3%
Arapahoe County Water & Wastewater Public Improvement District, NATL-RE, 5.750%, 12/1/2016, Call 12/1/2012	155,000	161,254
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,518,499
Colorado Educational & Cultural Facilities Authority, 6.000%, 4/1/2021, Call 1/3/2012	225,000	225,063
Colorado Educational & Cultural Facilities Authority, 6.250%, 3/1/2040, Call 3/1/2020	2,000,000	2,143,240
Colorado Educational & Cultural Facilities Authority, 7.400%, 12/1/2038, Call 12/1/2018	500,000	570,045
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	750,000	756,075
Colorado Health Facilities Authority, 5.000%, 12/1/2014 (3)	1,150,000	1,232,984
Colorado Health Facilities Authority, 5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	605,078
Colorado Health Facilities Authority, 5.125%, 11/15/2022, Call 11/15/2016 (3)	225,000	240,831
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	570,000	607,210
Colorado Higher Education, 5.500%, 11/1/2027, Call 11/1/2018	55,000	69,298
Colorado Higher Education, 5.500%, 11/1/2027, Call 11/1/2018	145,000	156,915
County of Pueblo, AMBAC, 5.100%, 1/1/2019, Call 1/3/2012	750,000	750,525
Denver City & County School District No. 1, AMBAC, 5.700%, 12/15/2011	1,650,000	1,652,392
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,270,321
E-470 Public Highway Authority, 2.840%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,004,480
Meridian Metropolitan District, 4.750%, 12/1/2031, Call 12/1/2021	1,195,000	1,163,404
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	546,620
Public Authority for Colorado Energy, 5.750%, 11/15/2018	695,000	718,651
Rangely Hospital District, 4.500%, 11/1/2021	2,000,000	1,965,420
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,136,900
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2014, Call 12/1/2013	150,000	158,550
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 12/1/2013	250,000	260,765
Southlands Metropolitan District No. 1, RADIAN, 4.750%, 12/1/2027, Call 12/1/2017	100,000	80,118

		20,994,638
Connecticut - 0.1%
State of Connecticut, 4.250%, 2/1/2015	750,000	827,250
Delaware - 0.7%
Delaware State Housing Authority, 0.000%, 7/1/2031, Call 7/1/2021	2,000,000	758,320
Delaware State Housing Authority, 5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	307,398
Delaware State Housing Authority, 5.200%, 7/1/2029, Call 7/1/2018	3,240,000	3,339,792
Town of Middletown, NATL-RE, 3.800%, 1/15/2013	300,000	306,666

		4,712,176
District of Columbia - 0.0%
District of Columbia, AGM, 5.000%, 6/1/2022, Call 12/1/2017	250,000	279,400

Florida - 8.8%
Citizens Property Insurance Corp., 5.000%, 6/1/2016	700,000	755,944
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	400,000	436,524
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,000,000	1,100,520
City of Cape Coral, AMBAC, 3.700%, 10/1/2013	200,000	205,978
City of Cape Coral, AMBAC, 5.000%, 10/1/2017, Call 10/1/2016	150,000	164,784
City of Clearwater, 4.500%, 12/1/2032, Call 12/1/2021	1,800,000	1,833,372
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,122,480
City of Gulf Breeze, 3.000%, 12/1/2012, Call 12/1/2011 (3)	4,485,000	4,512,000
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,213,400
City of Gulf Breeze, FGIC, 5.400%, 12/1/2013, Call 12/22/2011 (3)	440,000	440,458
City of Gulf Breeze, FGIC, 6.050%, 12/1/2013, Call 1/3/2012 (3)	1,475,000	1,480,620
City of Lake City, AGM, 4.125%, 7/1/2028, Call 7/1/2020	175,000	177,205
City of Lakeland, 1.220%, 10/1/2014, Call 4/1/2014 (3)	250,000	252,270
City of Niceville, AMBAC, 4.300%, 6/1/2030, Call 6/1/2014	475,000	425,942
City of Sarasota, 4.125%, 10/1/2028, Call 10/1/2021	2,335,000	2,371,706
City of St. Augustine, 5.750%, 10/1/2041, Call 10/1/2021	1,000,000	1,067,980
City of Sunrise, AMBAC, 5.500%, 10/1/2015	125,000	137,559
City of Sunrise, NATL-RE, 0.000%, 10/1/2013	120,000	113,785
City of Sunrise, NATL-RE, 0.000%, 10/1/2020	975,000	666,997
City of Tampa, AMBAC, 0.000%, 4/1/2017	240,000	203,328
County of Brevard, AMBAC, 5.000%, 7/1/2014	210,000	224,188
County of Brevard, AMBAC, 5.000%, 7/1/2015	145,000	165,577
County of Brevard, AMBAC, 5.000%, 7/1/2015	355,000	383,123
County of Brevard, AMBAC, 5.000%, 7/1/2016	365,000	427,415
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	992,892
County of Collier, NATL-RE, 4.250%, 1/1/2022, Call 1/1/2017	300,000	301,350
County of Miami-Dade, 5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,064,350
County of Miami-Dade FL Water & Sewer System Revenue, 5.500%, 10/1/2025, Call 10/1/2018	2,000,000	2,230,500
County of Miami-Dade, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	412,240
County of Miami-Dade, AGC, 5.500%, 10/1/2024, Call 10/1/2018 (7)	1,500,000	1,592,610
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,196,740
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	681,006
County of St. Johns, NATL-RE, 0.000%, 6/1/2021	100,000	62,878
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,085,590
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,048,430
Florida Housing Finance Corp., 5.000%, 7/1/2034, Call 7/1/2012 (7)	45,000	46,129
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	990,000	1,069,368
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.250%, 7/1/2028, Call 1/1/2018	760,000	779,775
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2013	500,000	527,405
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014	570,000	616,689
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	294,423
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022, Call 7/1/2014	1,500,000	1,584,120
Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	500,000	553,620
Greater Orlando Aviation Authority, FSA, 5.000%, 10/1/2019, Call 10/1/2017 (7)	200,000	220,878
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	531,915
Highlands County Health Facilities Authority, 6.100%, 11/15/2013 (3)	750,000	822,450
Hillsborough County Aviation Authority, NATL-RE, 5.000%, 10/1/2015	200,000	222,514
Hillsborough County Industrial Development Authority, 5.650%, 5/15/2018 (3)	500,000	563,065
Hillsborough County Industrial Development Authority, AMBAC, 5.000%, 3/15/2012 (3)	875,000	885,806
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,084,761
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,077,080
Miami Health Facilities Authority, 4.500%, 11/15/2014, Call 11/15/2013	570,000	599,383
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	300,000	295,170
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2018	200,000	205,924
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	154,560
Port St. Lucie Community Redevelopment Agency, NATL-RE, 4.000%, 1/1/2015, Call 1/1/2014	200,000	208,078
Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	531,810
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (3)	445,000	493,745
St. Johns County School Board, NATL-RE, 5.000%, 7/1/2018, Call 7/1/2016	150,000	161,595
State of Florida, NATL-RE, 0.800%, 6/1/2032, Call 6/1/2012 (3) (5) (6)	6,190,000	6,190,000
Sunrise Excise Tax & Special Assessment, AMBAC, 5.500%, 10/1/2018	575,000	678,989
Sunrise Excise Tax & Special Assessment, NATL-RE, 0.000%, 10/1/2019	905,000	651,301
Tampa-Hillsborough County Expressway Authority, AMBAC, 5.000%, 7/1/2014	455,000	493,106
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	500,000	510,910

		55,606,310

Georgia - 4.3%
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,056,417
City of Atlanta, 5.000%, 1/1/2018	600,000	686,190
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,169,980
Cobb County Development Authority, AGM, 5.000%, 7/15/2041, Call 7/15/2021	550,000	570,372
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,096,840
County of DeKalb, 4.000%, 12/1/2012	835,000	857,912
County of DeKalb, 4.000%, 1/1/2013	300,000	308,790
County of DeKalb, 4.000%, 12/1/2013	25,000	25,827
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	252,728
County of DeKalb, 5.000%, 12/1/2014	25,000	26,797
County of DeKalb, AGM, 5.250%, 10/1/2017	200,000	233,514
County of Heard, XLCA, 5.000%, 5/1/2012	500,000	506,140
DeKalb County Building Authority, 3.750%, 12/1/2015	50,000	50,947
DeKalb County Hospital Authority, 6.000%, 9/1/2030, Call 9/1/2020	500,000	512,925
East Point Building Authority, XLCA, 4.500%, 2/1/2025, Call 2/1/2016	500,000	454,020
East Point Building Authority, XLCA, 5.000%, 2/1/2017	575,000	599,340
Gainesville & Hall County Hospital Authority, 4.000%, 2/15/2020	805,000	791,701
Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021	600,000	642,228
Georgia State Environmental Loan Acquisition Corp., 5.125%, 3/15/2031, Call 3/15/2021	3,250,000	3,478,832
Jefferson City School District, State Aid Withholding, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,493,505
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	254,397
Medical Center Hospital Authority, AGC, 6.500%, 8/1/2038, Call 8/1/2018	250,000	271,577
Municipal Electric Authority of Georgia, 4.375%, 11/1/2029, Call 11/1/2020	160,000	162,058
Municipal Electric Authority of Georgia, 5.750%, 1/1/2019, Call 7/1/2018	1,980,000	2,373,050
Puttable Floating Option Tax-Exempt Receipts, FGIC, 2.340%, 7/1/2025, Call 12/1/2011 (3)	2,000,000	2,000,000
Richmond County Hospital Authority, 5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,149,954
Richmond County Hospital Authority, 5.375%, 1/1/2029, Call 1/1/2019	940,000	946,824
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 1/1/2014	300,000	308,211
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	500,000	567,870

		26,848,946
Hawaii - 0.5%
City & County of Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	1,000,000	1,069,350
Hawaii State Department of Budget & Finance, NATL-RE, 4.950%, 4/1/2012	1,750,000	1,763,580

		2,832,930
Idaho - 0.3%
Boise-Kuna Irrigation District, 5.875%, 6/1/2022, Call 6/1/2018	200,000	221,848
Boise-Kuna Irrigation District, 7.375%, 6/1/2034, Call 6/1/2018	340,000	382,276
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 1/1/2013 (7)	455,000	457,148
Idaho Housing & Finance Association, 5.150%, 7/1/2023, Call 7/1/2012 (7)	170,000	170,345
Idaho Housing & Finance Association, 5.500%, 7/1/2021, Call 1/3/2012 (7)	75,000	75,184
Idaho Housing & Finance Association, 5.550%, 7/1/2021, Call 1/3/2012 (7)	250,000	252,370
Idaho Housing & Finance Association, 5.600%, 7/1/2021, Call 1/3/2012 (7)	220,000	220,145

		1,779,316
Illinois - 11.0%
Bryant, 5.900%, 8/1/2023, Call 1/3/2012	680,000	681,931
Chicago Public Building Commission Building, AMBAC, 5.000%, 3/1/2017	115,000	125,951
Chicago Transit Authority, AGC, 5.250%, 6/1/2022, Call 6/1/2018	1,500,000	1,608,000
City of Chicago, FSA, 5.500%, 1/1/2013	435,000	454,958
City of Chicago, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,026,370
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016	1,000,000	1,105,950
City of Quincy, 5.000%, 11/15/2012	185,000	189,410
City of Springfield, NATL-RE, 5.000%, 3/1/2022, Call 3/1/2017	3,500,000	3,740,485
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	2,605,000	2,743,925
Cook County Community High School District No. 219-Niles Township, NATL-RE, 0.000%, 12/1/2020	35,000	22,394
Cook County School District No. 123-Oak Lawn, NATL-RE, 0.000%, 12/1/2019	1,440,000	1,014,710
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 6/1/2013	500,000	517,020
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2016	150,000	126,654
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2028	2,830,000	1,022,988
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2029	2,580,000	863,216
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2030	2,830,000	879,536
Cook County School District No. 144 Prairie Hills, AGM, 5.000%, 12/1/2030	4,250,000	4,244,815

Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	256,182
Cook County School District No. 169 Ford Heights, AGC, 5.750%, 12/1/2030, Call 12/1/2021	1,000,000	1,025,190
County of St. Clair, 5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,238,469
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	484,480
Illinois Finance Authority, 1.125%, 10/1/2012 (3)	500,000	498,510
Illinois Finance Authority, 5.000%, 12/1/2012	415,000	429,579
Illinois Finance Authority, 5.000%, 5/15/2020	250,000	269,433
Illinois Finance Authority, 5.250%, 3/1/2019	250,000	294,713
Illinois Finance Authority, 5.250%, 11/15/2022, Call 11/15/2017	250,000	258,888
Illinois Finance Authority, 5.750%, 11/15/2033, Call 11/15/2017	960,000	975,398
Illinois Finance Authority, 6.000%, 8/15/2041, Call 8/15/2021	1,750,000	1,809,587
Illinois Finance Authority, 6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,117,870
Illinois Finance Authority, 7.125%, 11/15/2037, Call 5/15/2019	530,000	590,563
Illinois Finance Authority, AGC, 5.000%, 8/15/2014	200,000	209,424
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	277,318
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	369,870
Illinois Finance Authority, AMBAC, 6.250%, 2/1/2033, Call 2/1/2018	75,000	80,114
Illinois Finance Authority, BHAC, 4.875%, 11/1/2018, Call 11/1/2013 (3) (7)	2,255,000	2,314,058
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2014	200,000	217,402
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,115,800
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,000,000	1,065,330
Illinois State University, 4.000%, 4/1/2012	325,000	327,785
Kendall, Kane & Will Counties High School District No. 18, FSA, 5.250%, 10/1/2016, Call 10/1/2014	925,000	1,039,080
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,526,768
La Salle & Grundy Counties Township High School District No. 160 Seneca, 5.125%, 2/1/2021, Call 12/1/2011	1,000,000	1,000,000
La Salle & Grundy Counties Township High School District No. 160 Seneca, 6.125%, 2/1/2031, Call 12/1/2011	1,000,000	1,000,000
Lake County Community Consolidated School District No. 46-Grayslake, NATL-RE FGIC, 0.000%, 12/1/2018	275,000	216,972
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2019	100,000	70,686
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	520,140
Lake County School District No. 33, XLCA, 0.000%, 12/1/2026	525,000	201,023
Lake County School District No. 33, XLCA, 0.000%, 12/1/2028	335,000	109,682
Lake County School District No. 38 Big Hallow, AMBAC, 0.000%, 2/1/2013	200,000	191,856
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2021	700,000	424,060
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2023	100,000	52,388
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2015	100,000	90,351
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2017	210,000	173,412
Metropolitan Pier & Exposition Authority, 2.340%, 7/1/2026 (3) (5) (6)	3,000,000	3,000,000
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	1,500,000	1,640,970
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	875,000	944,869
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2020 (7)	1,095,000	1,171,869
Rock Island County Metropolitan Airport Authority, AGC, 5.000%, 12/1/2021 (7)	815,000	866,378
Southern Illinois University, NATL-RE, 0.000%, 4/1/2022	100,000	58,277
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	325,000	344,295
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	796,636
State of Illinois, 3.750%, 9/1/2016	500,000	531,665
State of Illinois, 5.000%, 1/1/2015	250,000	273,253
State of Illinois, 5.000%, 1/1/2016	500,000	554,855
State of Illinois, 6.500%, 6/15/2022	250,000	301,348
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	347,148
Stephenson-Jo Daviess Counties Community Unit School District No. 200, NATL-RE, 0.000%, 2/1/2016	535,000	443,408
University of Illinois, AMBAC, 5.250%, 4/1/2013	1,060,000	1,119,296
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,513,350
Village of Bridgeview, AMBAC, 5.250%, 1/1/2012	280,000	280,748
Village of Bridgeview, AMBAC, 5.250%, 1/1/2013, Call 1/3/2012	295,000	295,797
Village of Bridgeview, AMBAC, 5.300%, 1/1/2014, Call 1/3/2012	310,000	310,843
Village of Elwood, RADIAN, 0.000%, 3/1/2024, Call 3/1/2016	250,000	123,883
Village of Elwood, RADIAN, 0.000%, 3/1/2026, Call 3/1/2016	1,280,000	542,541
Village of Elwood, RADIAN, 4.375%, 3/1/2020, Call 3/1/2014	175,000	179,631

Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 1/1/2014	1,065,000	1,079,175
Village of Harwood Heights, AGM, 3.400%, 12/1/2015, Call 1/3/2012	235,000	227,574
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	324,756
Village of Justice, AMBAC, 0.000%, 1/1/2014	545,000	507,913
Village of Justice, AMBAC, 0.000%, 1/1/2015	345,000	307,692
Village of Maywood, XLCA, 5.000%, 1/1/2021, Call 1/1/2015	385,000	349,553
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	129,871
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2019	40,000	26,284
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	435,315
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2017	750,000	601,432
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2021	200,000	126,480
Will County Community Unit School District No. 201 Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2022	250,000	147,455
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,124,435
Will County School District No. 114 Manhattan, NATL-RE FGIC, 0.000%, 12/1/2023	900,000	467,973
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2017	870,000	673,136
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2020	815,000	521,461
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	740,000	797,824
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	315,000	356,407
Will, Grundy, Livingston, Cook, Kendall, LaSalle & Kankakee Counties Community College District No. 525, 5.750%, 6/1/2028, Call 6/1/2018	275,000	302,263

		69,358,753
Indiana - 3.6%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	709,179
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	388,857
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	200,000	217,860
City of Greenwood, 4.000%, 10/1/2017	225,000	221,886
City of Greenwood, 4.000%, 10/1/2018	25,000	24,473
City of Greenwood, 4.250%, 10/1/2020, Call 10/1/2018	820,000	798,172
City of Greenwood, 4.300%, 10/1/2022, Call 10/1/2018	875,000	846,965
City of Greenwood, 4.625%, 10/1/2024, Call 10/1/2018	520,000	500,718
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,090,280
Decatur County Hospital Association, AMBAC, 5.000%, 7/15/2015, Call 1/15/2012	220,000	220,609
Dyer Redevelopment Authority Economic Development Lease Rent, CIFG, 5.250%, 7/15/2021, Call 7/15/2015	400,000	425,632
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,288,577
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016	670,000	784,248
Fishers Redevelopment District, 5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,059,294
Fishers Redevelopment District, 5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,850,758
Hendricks County Redevelopment District, 6.000%, 1/1/2022, Call 1/1/2016	730,000	755,207
Indiana Development Finance Authority, 4.700%, 10/1/2015 (3) (7)	550,000	592,784
Indiana Finance Authority, 6.000%, 10/1/2021, Call 10/1/2019	500,000	512,165
Indiana Finance Authority, AMBAC, 0.000%, 6/1/2018	175,000	146,017
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,650,000	1,658,761
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	551,420
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,873,051
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	265,534
Indianapolis Airport Authority, 4.000%, 1/1/2021, Call 1/1/2020	150,000	154,487
Indianapolis Local Public Improvement Bond Bank, 5.125%, 1/1/2041, Call 1/1/2021	1,000,000	1,029,570
Lake County Public Library District, AMBAC, 4.500%, 8/1/2017, Call 2/1/2014	1,000,000	1,051,380
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015	750,000	690,172
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,117,460
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	235,216
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021, Call 1/15/2019	565,000	650,530

		22,711,262
Iowa - 2.1%
Cedar Falls Community School District, 3.000%, 6/1/2012	400,000	403,440
Cedar Rapids Community School District, 4.250%, 7/1/2022, Call 7/1/2017	700,000	718,501
City of Altoona, 5.750%, 6/1/2031, Call 6/1/2018	1,000,000	994,200
City of Coralville, 5.000%, 6/1/2016	1,300,000	1,462,474

City of Coralville, 5.000%, 6/1/2017	3,590,000	4,091,092
City of Coralville, City Appropriation, 5.000%, 6/1/2024, Call 6/1/2017	810,000	861,460
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	1,275,000	1,382,355
Iowa Higher Education Loan Authority, 6.450%, 5/18/2012	3,400,000	3,422,576

		13,336,098
Kansas - 0.8%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	375,519
Kansas Development Finance Authority, 5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,010,690
Kansas Development Finance Authority, 5.000%, 3/1/2034, Call 3/1/2020	1,000,000	1,001,930
Kansas Development Finance Authority, 5.750%, 11/15/2034, Call 11/15/2014	600,000	650,868
Kansas Development Finance Authority, ACA, 5.875%, 4/1/2022, Call 4/1/2012	200,000	173,148
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	350,000	385,920
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.450%, 6/1/2027, Call 6/1/2013 (7)	555,000	564,202
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.750%, 12/1/2037, Call 12/1/2015 (7)	140,000	146,061
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	475,000	480,272

		4,788,610
Kentucky - 0.8%
City of Pikeville, 3.000%, 3/1/2012	250,000	250,795
City of Pikeville, USDA, 4.000%, 5/1/2013	1,500,000	1,522,125
Kentucky Economic Development Finance Authority, 5.000%, 2/1/2017	1,000,000	1,094,840
Kentucky Housing Corp., FHA, 5.750%, 7/1/2039, Call 1/1/2019	830,000	861,208
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,100,000	1,198,626
Kentucky State Property & Buildings Commission, MBIA, 5.000%, 8/1/2018	205,000	239,245

		5,166,839
Louisiana - 0.9%
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	1,235,000	1,312,990
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040, Call 6/1/2018	1,110,000	1,201,564
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 3.750%, 10/1/2023, Call 10/1/2021	620,000	600,935
Louisiana Local Government Environmental Facilities & Community Development Auth, AGM, 4.500%, 10/1/2029, Call 10/1/2021	500,000	483,885
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.900%, 7/1/2041, Call 7/1/2021	500,000	511,490
Louisiana Public Facilities Authority, 2.875%, 11/1/2015	800,000	811,680
Louisiana Public Facilities Authority, 7.000%, 12/1/2011 (3)	500,000	500,000
State of Louisiana, CIFG, 5.000%, 7/15/2017, Call 7/15/2016	250,000	290,170

		5,712,714
Maine - 0.6%
Maine Governmental Facilities Authority, 4.000%, 10/1/2027, Call 10/1/2021	1,975,000	1,927,343
Maine Governmental Facilities Authority, 4.250%, 10/1/2029, Call 10/1/2021	2,140,000	2,097,928

		4,025,271
Maryland - 1.4%
City of Baltimore, NATL-RE, 0.800%, 7/1/2020 (3)	4,000,000	4,000,000
Maryland Community Development Administration, 6.000%, 3/1/2041, Call 3/1/2016 (7)	115,000	123,685
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	750,000	786,525
Maryland Health & Higher Educational Facilities Authority, 6.000%, 1/1/2026, Call 1/1/2022	1,000,000	1,042,940
Maryland Health & Higher Educational Facilities Authority, 6.125%, 1/1/2036, Call 1/1/2022	1,405,000	1,413,837
Maryland Health & Higher Educational Facilities Authority, 6.250%, 1/1/2031, Call 1/1/2022	1,250,000	1,293,350

		8,660,337
Massachusetts - 2.1%
Commonwealth of Massachusetts, AMBAC, 1.050%, 8/1/2037, Call 8/1/2017 (3)	6,000,000	6,000,000
Massachusetts Educational Financing Authority, 4.000%, 1/1/2016	635,000	665,372
Massachusetts Educational Financing Authority, 4.750%, 1/1/2016	460,000	495,204
Massachusetts Educational Financing Authority, 5.000%, 1/1/2017	595,000	652,060
Massachusetts Educational Financing Authority, 5.100%, 1/1/2018 (7)	270,000	288,868
Massachusetts Educational Financing Authority, 5.250%, 1/1/2019	910,000	1,010,182
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,352,344
Massachusetts Municipal Wholesale Electric Co., NATL-RE, 5.250%, 7/1/2013, Call 1/3/2012	500,000	506,515
Route 3 North Transit Improvement Association, NATL-RE, 5.000%, 6/15/2012, Call 1/3/2012	400,000	401,232

		13,371,777

Michigan - 4.2%
Allen Park Brownfield Redevelopment Authority, AMBAC, 4.250%, 5/1/2016	300,000	276,534
Alpena General Hospital, AMBAC, 5.200%, 11/1/2014, Call 5/1/2012	350,000	352,135
Alpena General Hospital, AMBAC, 5.250%, 11/1/2015, Call 5/1/2012	375,000	377,272
Battle Creek School District, AGM Q-SBLF, 5.250%, 5/1/2021, Call 5/1/2017	1,125,000	1,269,562
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	587,121
City of Detroit, 6.500%, 7/1/2024, Call 7/1/2019	350,000	395,682
City of Detroit, AGM, 5.000%, 7/1/2012	65,000	66,552
City of Detroit, AGM, 5.500%, 7/1/2015	110,000	121,208
City of Detroit, NATL-RE, 0.000%, 9/30/2014	125,000	113,949
City of Detroit, NATL-RE, 5.000%, 7/1/2016 (3)	725,000	792,012
City of Detroit, NATL-RE, 5.250%, 7/1/2022, Call 7/1/2017 (3)	1,250,000	1,319,012
City of Detroit, NATL-RE, 6.000%, 7/1/2014	300,000	327,012
City of Pontiac, AGC, 5.000%, 5/1/2016	225,000	241,130
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	260,933
Cook & Thorburn Drain District, 3.700%, 5/1/2021, Call 5/1/2019	245,000	260,663
Detroit City School District, FGIC Q-SBLF, 5.250%, 5/1/2013	500,000	522,045
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2014	485,000	507,106
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,784,201
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2027, Call 5/1/2021	600,000	653,376
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,698,527
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	565,000	573,769
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,023,590
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,048,820
Marquette Board of Light & Power, 4.000%, 7/1/2012	325,000	329,985
Michigan Finance Authority, 2.250%, 5/1/2015	105,000	102,953
Michigan Finance Authority, 3.000%, 6/1/2012	2,340,000	2,350,530
Michigan Finance Authority, 3.000%, 5/1/2017	110,000	104,247
Michigan Finance Authority, 3.250%, 5/1/2018	115,000	108,366
Michigan Finance Authority, 3.500%, 5/1/2019	115,000	108,442
Michigan Finance Authority, 4.125%, 5/1/2022, Call 11/1/2021	100,000	93,224
Michigan Finance Authority, 4.750%, 5/1/2026, Call 11/1/2021	245,000	230,834
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	235,000	238,208
Michigan Public Educational Facilities Authority, 6.000%, 6/1/2020	380,000	382,759
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2014	250,000	268,735
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	422,880
Pontiac, CIFG, 5.000%, 5/1/2017, Call 5/1/2016	300,000	318,846
Southgate Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2015	1,000,000	1,062,260
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,000,000	2,237,000
Warren Consolidated School District, FSA, 5.000%, 5/1/2015	325,000	361,250
Wayland Union School District, AGM Q-SBLF, 5.250%, 5/1/2019, Call 5/1/2018	400,000	453,580
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	544,025
Wyandotte, NATL-RE, 4.500%, 10/1/2014 (7)	600,000	624,822
Wyandotte, NATL-RE, 5.000%, 10/1/2013 (7)	600,000	624,570
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2020, Call 5/1/2014	300,000	318,486
Zeeland Public Schools, NATL-RE, 5.250%, 5/1/2021, Call 5/1/2014	650,000	687,245

		26,545,458
Minnesota - 1.7%
City of Center City, 4.750%, 11/1/2031, Call 11/1/2019	850,000	852,184
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	950,000	1,058,613
City of Northfield, 5.500%, 11/1/2015	900,000	977,472
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	302,349
Minneapolis & St. Paul Housing & Redevelopment Authority, 6.000%, 12/1/2021, Call 12/1/2013	1,680,000	1,797,113
Minnesota Higher Education Facilities Authority, 3.250%, 3/1/2020	300,000	295,728
Minnesota Higher Education Facilities Authority, 3.500%, 3/1/2021, Call 3/1/2020	310,000	305,183
Minnesota Higher Education Facilities Authority, 4.000%, 3/1/2023, Call 3/1/2020	330,000	326,746
Minnesota Higher Education Facilities Authority, 4.500%, 3/1/2026, Call 3/1/2020	150,000	148,283
Minnesota Higher Education Facilities Authority, 5.000%, 3/1/2031, Call 3/1/2020	275,000	275,000
Tobacco Securitization Authority, 4.850%, 3/1/2026, Call 3/1/2022	2,000,000	2,001,460
Tobacco Securitization Authority, 5.000%, 3/1/2022	2,000,000	2,156,100

		10,496,231

Mississippi - 0.3%
Mississippi Development Bank, AGM, 5.375%, 7/1/2036, Call 7/1/2021	250,000	257,053
Mississippi Development Bank, County Guarantee, 5.375%, 12/1/2022, Call 12/1/2018	460,000	537,257
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	500,000	543,915
Rankin County School District, FSA, 5.000%, 10/1/2014	730,000	816,468

		2,154,693
Missouri - 2.7%
Cass County, 5.000%, 5/1/2015	450,000	468,981
City of Des Peres, AMBAC, 5.250%, 2/1/2018, Call 2/1/2015	380,000	419,908
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	1,300,000	1,400,997
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,030,918
Jackson County, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,105,690
Kansas City Industrial Development Authority, 4.000%, 9/1/2014	665,000	672,195
Missouri Development Finance Board, 6.750%, 4/1/2029, Call 10/1/2013	200,000	208,806
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021, Call 5/1/2017	500,000	582,580
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	965,000	1,041,959
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.200%, 9/1/2031, Call 3/1/2019	200,000	208,302
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 5.700%, 9/1/2038, Call 9/1/2017 (7)	135,000	142,518
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	535,870
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	884,722
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2015	1,785,000	1,781,180
Missouri State Health & Educational Facilities Authority, 3.250%, 2/15/2016	390,000	388,475
Missouri State Health & Educational Facilities Authority, 3.500%, 2/15/2017	1,430,000	1,417,874
Missouri State Health & Educational Facilities Authority, 3.750%, 2/15/2018	1,000,000	989,060
Missouri State Health & Educational Facilities Authority, 5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,021,480
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	829,815
Springfield Public Building Corp., AMBAC, 5.000%, 7/1/2014 (7)	225,000	242,485
St. Louis Municipal Finance Corp., AGC, 0.000%, 7/15/2021	800,000	524,056

		16,897,871
Montana - 0.7%
City of Dillon, AGM, 3.500%, 8/1/2028, Call 8/1/2021	400,000	396,000
City of Dillon, AGM, 3.625%, 8/1/2030, Call 8/1/2021	425,000	414,001
City of Dillon, AGM, 4.000%, 8/1/2031, Call 8/1/2021	440,000	444,906
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,499,974
Montana State Board of Regents, 4.000%, 11/15/2027, Call 11/15/2021	525,000	532,749
Montana State Board of Regents, 5.000%, 11/15/2022, Call 11/15/2021	200,000	234,358
Montana State Board of Regents, 5.000%, 11/15/2023, Call 11/15/2021	250,000	288,758
Montana State Board of Regents, 5.000%, 11/15/2024, Call 11/15/2021	375,000	427,297
Montana State Board of Regents, 5.000%, 11/15/2025, Call 11/15/2021	255,000	287,115

		4,525,158
Nebraska - 0.2%
City of O’Neill, 6.250%, 9/1/2012	65,000	65,749
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,055,250

		1,120,999
Nevada - 1.2%
City of Henderson, NATL-RE, 5.000%, 6/1/2023, Call 6/1/2015	500,000	526,615
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,780,832
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	440,549
County of Washoe, 5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,084,070
Las Vegas Convention & Visitors Authority, AMBAC, 5.250%, 7/1/2013	300,000	314,250
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,565,000	2,698,483
Reno-Sparks Indian Colony, 4.250%, 6/1/2014	515,000	510,411

		7,355,210
New Hampshire - 0.2%
New Hampshire Housing Finance Authority, 4.500%, 1/1/2029, Call 7/1/2020	1,415,000	1,516,781
New Jersey - 1.3%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014	350,000	383,002
Essex County Improvement Authority, AMBAC, 5.250%, 12/15/2018	150,000	176,117

New Jersey Economic Development Authority, 1.820%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,017,790
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	1,015,000	1,059,152
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2014	2,000,000	2,113,520
New Jersey Housing & Mortgage Finance Agency, AGM, 5.050%, 11/1/2013, Call 1/3/2012	1,450,000	1,452,885
New Jersey State Housing & Mortgage Finance Agency, 5.000%, 10/1/2033, Call 4/1/2013 (7)	35,000	34,986
New Jersey Transportation Trust Fund Authority, 0.000%, 12/15/2031	415,000	127,260
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	215,000	89,130

		8,453,842
New Mexico - 1.0%
City of Farmington, 4.700%, 9/1/2024, Call 11/1/2020	2,000,000	2,033,420
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039, Call 3/1/2019	885,000	962,119
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039, Call 3/1/2019	670,000	726,809
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 4.625%, 3/1/2028, Call 9/1/2021	1,230,000	1,291,439
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 5.350%, 3/1/2030, Call 9/1/2020	1,500,000	1,605,720

		6,619,507
New York - 2.8%
City of New York, 5.000%, 8/1/2032, Call 8/1/2021	5,000,000	5,384,500
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	255,127
Metropolitan Transportation Authority, NATL-RE, 5.000%, 11/15/2024, Call 11/15/2016	100,000	110,871
Monroe County Airport Authority, NATL-RE, 5.250%, 1/1/2014 (7)	100,000	103,304
New York City Municipal Water Finance Authority, 0.700%, 6/15/2033, Call 12/15/2011 (3)	5,500,000	5,500,000
New York City Municipal Water Finance Authority, 5.000%, 6/15/2043, Call 6/15/2021	1,000,000	1,043,110
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	425,000	466,255
New York Liberty Development Corp., 5.000%, 10/1/2015	250,000	272,830
New York State Dormitory Authority, 5.000%, 3/15/2034, Call 3/15/2021	3,000,000	3,204,060
New York State Dormitory Authority, 5.250%, 7/1/2012	250,000	254,553
Westchester County Healthcare Corp., 5.000%, 11/1/2032, Call 11/1/2021	785,000	773,947

		17,368,557
North Carolina - 2.0%
Board of Governors of the University of North Carolina, AMBAC, 5.375%, 4/1/2017, Call 10/1/2012	40,000	41,666
City of Charlotte, 5.000%, 7/1/2020 (7)	500,000	548,905
City of Charlotte, 5.000%, 7/1/2022, Call 7/1/2020 (7)	150,000	160,903
City of Greensboro, 5.250%, 4/1/2031, Call 4/1/2020	1,000,000	1,078,140
County of Catawba, 4.000%, 10/1/2025, Call 10/1/2021	585,000	595,454
County of Catawba, 4.000%, 10/1/2027, Call 10/1/2021	725,000	714,922
County of Catawba, 5.000%, 10/1/2022, Call 10/1/2021	500,000	573,505
County of Catawba, 5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,131,720
County of Catawba, 5.000%, 10/1/2024, Call 10/1/2021	835,000	933,154
County of Catawba, 5.000%, 10/1/2026, Call 10/1/2021	440,000	481,791
North Carolina Eastern Municipal Power Agency, 4.200%, 1/1/2019	1,710,000	1,896,168
North Carolina Eastern Municipal Power Agency, 6.000%, 1/1/2022	100,000	122,878
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	500,000	575,070
North Carolina Eastern Municipal Power Agency, AMBAC, 5.000%, 1/1/2016	500,000	558,165
North Carolina Housing Finance Agency, 4.650%, 7/1/2021, Call 7/1/2016 (3) (7)	1,960,000	1,976,876
Raleigh Durham Airport Authority, 4.250%, 5/1/2030, Call 5/1/2020	1,000,000	1,009,120
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	350,000	367,619

		12,766,056
North Dakota - 0.6%
North Dakota Housing Finance Agency, 4.125%, 1/1/2026, Call 1/1/2021	1,350,000	1,356,574
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	2,315,000	2,498,927

		3,855,501
Ohio - 1.0%
Buckeye Local School District/Jefferson County, AMBAC, 3.750%, 12/1/2011	245,000	245,000
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	215,000	222,525
City of Cleveland OH Airport System Revenue, 5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,487,690
City of Cleveland, AGC, 5.000%, 10/1/2017	425,000	487,432
City of Hamilton, AGM, 4.250%, 10/1/2029, Call 10/1/2019	500,000	489,565
City of Hamilton, AGM, 4.375%, 10/1/2030, Call 10/1/2019	250,000	247,298

City of Hamilton, AGM, 4.500%, 10/1/2031, Call 10/1/2019	200,000	199,988
City of Youngstown, AMBAC, 4.250%, 12/1/2025, Call 12/1/2016	300,000	242,166
County of Hamilton, AGM, 4.000%, 6/1/2014	685,000	718,955
County of Hamilton, NATL-RE FGIC, 5.250%, 5/15/2015, Call 5/15/2014	200,000	211,156
Hilliard School District, 0.000%, 12/1/2019	235,000	187,744
Richland County, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	283,807

		6,023,326
Oklahoma - 0.2%
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	650,000	687,460
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	380,000	409,233
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	140,000	147,648

		1,244,341
Oregon - 1.4%
City of Woodburn, 0.000%, 3/1/2020	1,380,000	1,032,695
City of Woodburn, 0.000%, 3/1/2021	1,215,000	858,094
County of Gilliam, 2.000%, 9/2/2014 (3)	1,000,000	1,004,780
Oregon State Facilities Authority, 4.000%, 10/1/2026, Call 10/1/2021	100,000	98,456
Port of Portland, 4.000%, 7/1/2028, Call 7/1/2021	1,750,000	1,712,568
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	4,000,000	4,337,320

		9,043,913
Pennsylvania - 3.2%
Allegheny County Hospital Development Authority, 5.000%, 6/15/2018, Call 6/15/2014	150,000	160,884
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	515,390
City of Philadelphia PA Gas Works Revenue, AGC, 5.250%, 8/1/2019, Call 8/1/2014	400,000	423,948
Delaware County Industrial Development Authority, 5.000%, 8/15/2020	1,500,000	1,497,795
Erie County Hospital Authority, USDA, 3.000%, 12/1/2012, Call 1/3/2012	4,000,000	4,011,960
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	4,525,000	4,519,027
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,001,080
North Penn Water Authority, AGM, 1.500%, 11/1/2024, Call 12/1/2011 (3)	5,000,000	5,000,000
Pennsylvania Higher Education Assistance Agency, NATL-RE, 4.000%, 12/15/2011	300,000	300,273
Pennsylvania Industrial Development Authority, AMBAC, 5.500%, 7/1/2014, Call 7/1/2012	1,925,000	1,993,434

		20,423,791
Puerto Rico - 0.4%
Puerto Rico Electric Power Authority, 5.250%, 7/1/2028, Call 7/1/2020	400,000	413,648
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013	170,000	178,180
Puerto Rico Public Finance Corp., 5.750%, 2/1/2012 (3)	2,000,000	2,013,100

		2,604,928
Rhode Island - 0.7%
City of Woonsocket, AMBAC, 5.000%, 3/1/2013	100,000	100,159
City of Woonsocket, AMBAC, 5.000%, 3/1/2014	500,000	498,290
Providence Public Buildings Authority, AMBAC, 5.500%, 12/15/2012, Call 1/3/2012	525,000	526,586
Rhode Island Housing & Mortgage Finance Corp., 5.400%, 10/1/2047, Call 4/1/2017 (7)	690,000	686,688
Rhode Island Student Loan Authority, 3.950%, 12/1/2017	250,000	262,650
Rhode Island Student Loan Authority, 4.200%, 12/1/2018, Call 12/1/2017	600,000	628,794
Rhode Island Student Loan Authority, 4.250%, 12/1/2020, Call 12/1/2017	500,000	511,140
Rhode Island Student Loan Authority, 4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,026,390

		4,240,697
South Carolina - 1.9%
County of Florence, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,117,780
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2013	2,490,000	2,579,640
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	550,000	582,439
Piedmont Municipal Power Agency, AGM, 5.000%, 1/1/2030, Call 7/1/2021	450,000	472,329
Piedmont Municipal Power Agency, AGM, 5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,100,400
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	455,000	492,606
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	1,680,000	1,730,904
South Carolina State Housing Finance & Development Authority, AMBAC, 5.000%, 7/1/2035, Call 1/1/2015 (7)	155,000	159,915
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,082,610
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	294,155
South Carolina Transportation Infrastructure Bank, XLCA, 5.000%, 10/1/2022, Call 10/1/2016	150,000	161,484

St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	915,372
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.250%, 4/1/2044, Call 4/1/2021	500,000	505,100

		12,194,734
South Dakota - 0.7%
City of Rapid City, 6.750%, 12/1/2031, Call 12/1/2019	500,000	544,680
City of Rapid City, 7.000%, 12/1/2035, Call 12/1/2019	750,000	823,973
South Dakota Health & Educational Facilities Authority, 5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,056,060
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,079,078
South Dakota Health & Educational Facilities Authority, AMBAC, 5.250%, 7/1/2022, Call 7/1/2012	250,000	254,115
South Dakota Housing Development Authority, 3.750%, 5/1/2018	500,000	523,480

		4,281,386
Tennessee - 1.0%
Blount County Public Building Authority, 0.750%, 6/1/2032, Call 12/1/2011 (3)	2,000,000	2,000,000
Memphis Center City Revenue Finance Corp., AGM, 4.500%, 11/1/2030, Call 11/1/2021	500,000	489,385
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	493,168
Tennessee Housing Development Agency, 4.000%, 7/1/2025, Call 1/1/2021	1,000,000	1,000,730
Tennessee Housing Development Agency, 4.000%, 7/1/2026, Call 1/1/2021	1,550,000	1,549,969
Tennessee Housing Development Agency, 5.000%, 1/1/2027, Call 7/1/2019	980,000	1,062,056

		6,595,308
Texas - 7.3%
Alamo Community College Distric, AGM-CR FGIC, 5.000%, 8/15/2021, Call 8/15/2017	200,000	227,288
Bexar County Health Facilities Development Corp., 5.450%, 7/1/2019	100,000	102,677
Brazos River Authority, FGIC, 4.250%, 3/1/2014 (3)	885,000	933,755
Brazos River Authority, FGIC, 4.250%, 12/1/2017, Call 6/1/2014 (3)	290,000	300,820
Capital Area Cultural Education Facilities Finance Corp., 4.000%, 4/1/2012	345,000	346,915
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2019	1,000,000	1,071,400
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	427,188
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	464,070
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	2,570,000	2,643,065
City of Conroe, MBIA, 5.500%, 3/1/2022, Call 3/1/2017	100,000	114,008
City of El Paso, NATL-RE FGIC, 5.000%, 8/15/2020, Call 8/15/2015	135,000	147,134
City of Galveston, 4.250%, 5/1/2014	290,000	301,977
City of Galveston TX Wharves & Terminal Revenue, 4.000%, 2/1/2016	765,000	791,630
City of Galveston TX Wharves & Terminal Revenue, 4.500%, 2/1/2023, Call 2/1/2021	1,900,000	1,878,568
City of Galveston TX Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,255,000	1,237,154
City of Keller, NATL-RE, 5.000%, 2/15/2022, Call 2/15/2014	250,000	262,927
City of Killeen, 4.625%, 8/1/2034, Call 8/1/2020	1,610,000	1,634,601
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	3,000,000	3,160,650
Dallas County Cities Municipal Utility District, 3.500%, 8/1/2023, Call 8/1/2020	405,000	421,897
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2027, Call 8/1/2020	340,000	351,815
Dallas-Fort Worth International Airport Facilities Improvement Corp., FSA, 5.500%, 11/1/2018, Call 11/1/2013 (7)	100,000	104,726
Dallas-Fort Worth International Airport Facilities Improvement Corp., MBIA, 5.875%, 11/1/2017, Call 1/3/2012 (7)	70,000	70,225
Dallas-Fort Worth International Airport Facilities Improvement Corp., XLCA, 6.125%, 11/1/2018, Call 12/13/2011 (7)	740,000	740,918
Denton Independent School District, PSF, 2.410%, 8/15/2022, Call 8/15/2016 (3)	3,000,000	3,000,000
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	340,000	389,008
Harris County Health Facilities Development Corp., 2.380%, 7/1/2027 (3)	2,365,000	2,365,000
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,719,214
La Vernia Higher Education Finance Corp., 4.375%, 8/15/2015	200,000	206,848
La Vernia Higher Education Finance Corp., 4.750%, 8/15/2016	180,000	189,018
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2017	150,000	159,289
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	158,454
La Vernia Higher Education Finance Corp., 5.125%, 8/15/2019	100,000	106,157
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,297,056
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	550,000	593,890
North Texas Tollway Authority, 0.000%, 9/1/2037, Call 9/1/2031	500,000	99,785
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	150,000	152,448
North Texas Tollway Authority, 6.125%, 1/1/2031, Call 1/1/2016	250,000	260,422
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,350,000	1,427,746
Odessa Junior College District, 5.250%, 8/15/2037, Call 8/15/2021	2,040,000	2,162,298
Port of Houston Authority, NATL-RE, 5.000%, 10/1/2024, Call 10/1/2016 (7)	1,300,000	1,383,395

Sam Rayburn Municipal Power Agency, RADIAN, 5.750%, 10/1/2021, Call 10/1/2012	215,000	218,455
San Antonio Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	516,655
San Antonio Facilities Corp., 5.000%, 8/15/2041, Call 8/15/2021	500,000	511,540
State of Texas, 1.100%, 4/1/2037, Call 4/1/2017 (3)	5,000,000	5,000,000
Texas Public Finance Authority, 5.000%, 7/1/2019, Call 7/1/2014	1,600,000	1,751,824
Texoma Area Solid Waste Authority, 4.000%, 2/15/2018	250,000	267,385
University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	500,000	537,175

		46,208,470
Utah - 1.3%
City of Eagle Mountain City, AGM, 2.000%, 6/1/2014	565,000	571,322
City of Eagle Mountain City, AGM, 2.250%, 6/1/2013	605,000	614,256
City of Herriman, 5.750%, 11/1/2027, Call 5/1/2013	350,000	361,036
City of Santa Clara UT Electric Revenue, AGC, 4.000%, 8/1/2021, Call 8/1/2016	285,000	268,165
City of Santa Clara UT Electric Revenue, AGC, 4.000%, 8/1/2023, Call 8/1/2016	70,000	63,186
Grand County School District, School Bond Gty, 5.250%, 7/1/2026, Call 7/1/2018	500,000	617,985
Utah Associated Municipal Power Systems, AGM, 5.250%, 4/1/2015, Call 4/1/2013	100,000	104,244
Utah Housing Corp., GNMA, 3.450%, 7/1/2021	720,000	720,000
Utah Infrastructure Agency, AGM, 5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,040,260
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	2,485,000	2,613,151
Utah Water Finance Agency, AMBAC, 5.250%, 7/1/2014, Call 7/1/2012	1,000,000	1,016,540

		7,990,145
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, 5.000%, 10/1/2017	1,440,000	1,560,701
Virginia - 0.8%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	583,528
Louisa Industrial Development Authority, 5.375%, 12/2/2013 (3)	400,000	430,136
Virginia College Building Authority, 5.000%, 3/1/2023, Call 3/1/2020	745,000	843,720
Virginia College Building Authority, 5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,964,582
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,089,910

		4,911,876
Washington - 1.0%
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019, Call 7/1/2015	425,000	463,326
Greater Wenatchee Regional Events Center Public Facilities Dist, 5.250%, 12/1/2011	1,585,000	1,127,252
King County Housing Authority, 5.200%, 5/1/2028, Call 11/1/2018	460,000	480,300
King County Housing Authority, 5.500%, 12/1/2028, Call 12/1/2018	500,000	514,890
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/1/2014	100,000	103,677
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,181,317
Skagit County Public Hospital District No. 1, NATL-RE, 5.500%, 12/1/2023, Call 12/1/2014	1,000,000	1,055,700
State of Washington, 4.000%, 7/1/2018	600,000	663,420
Washington Health Care Facilities Authority, FHA, 6.250%, 8/1/2028, Call 8/1/2018	400,000	457,636

		6,047,518
West Virginia - 0.1%
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	641,454
Wisconsin - 2.5%
County of Milwaukee, AMBAC, 5.000%, 12/1/2015 (7)	255,000	278,753
Ladysmith-Hawkins School District, NATL-RE FGIC, 5.500%, 4/1/2020, Call 4/1/2016	1,105,000	1,166,979
State of Wisconsin, 5.250%, 5/1/2023, Call 5/1/2018	105,000	120,850
Village of Darien, 4.550%, 10/1/2015, Call 10/1/2013	100,000	102,582
Wisconsin Center District, FSA, 0.000%, 12/15/2028	35,000	15,868
Wisconsin Health & Educational Facilities Authority, 4.750%, 10/15/2029, Call 10/15/2021	800,000	787,648
Wisconsin Health & Educational Facilities Authority, 5.000%, 4/15/2016	1,000,000	1,098,750
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	1,220,000	1,286,966
Wisconsin Health & Educational Facilities Authority, 5.000%, 7/1/2019	990,000	1,028,521
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	250,000	267,770
Wisconsin Health & Educational Facilities Authority, 5.250%, 12/1/2020, Call 12/1/2018	1,295,000	1,408,468
Wisconsin Health & Educational Facilities Authority, 5.250%, 4/1/2023, Call 4/1/2018	365,000	386,480
Wisconsin Health & Educational Facilities Authority, 5.250%, 10/15/2039, Call 10/15/2021	3,000,000	2,978,070
Wisconsin Health & Educational Facilities Authority, 5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,772,599
Wisconsin Health & Educational Facilities Authority, 5.400%, 9/15/2014, Call 12/15/2011	615,000	615,892
Wisconsin Health & Educational Facilities Authority, 6.400%, 9/15/2015, Call 12/16/2011	850,000	849,991
Wisconsin Health & Educational Facilities Authority, FSA, 5.000%, 8/1/2018, Call 4/24/2018	70,000	77,436
Wisconsin Health & Educational Facilities Authority, NATL-RE, 5.750%, 2/15/2027, Call 1/3/2012	1,000,000	1,000,330

Wisconsin Health & Educational Facilities Authority, RADIAN, 6.250%, 2/15/2029, Call 1/3/2012	550,000	550,352

		15,794,305

Wyoming - 0.2%
Teton County Hospital District, 5.500%, 12/1/2027, Call 12/1/2021	500,000	518,270
Teton County Hospital District, 6.000%, 12/1/2036, Call 12/1/2021	500,000	510,535
Wyoming Community Development Authority, 4.650%, 6/1/2016 (7)	160,000	164,499

		1,193,304

Total Municipals (identified cost $594,407,619)		611,328,096

Short-Term Investments - 3.7%

Mutual Funds - 3.6%
BMO Tax-Free Money Market Fund, Class I, 0.260% (11)	22,601,533	22,601,533

Short-Term Municipals - 0.1%

California - 0.1%
City of Upland, 3.000%, 1/1/2012	$515,000	515,721

Total Short-Term Investments (identified cost $23,117,397)		23,117,254

Total Investments - 100.4% (identified cost $617,525,016)		634,445,350
Other Assets and Liabilities - (0.4)%		(2,383,392)

Total Net Assets - 100.0%		$632,061,958

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 1.7%

Automobiles - 1.0%
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 0.998%, 4/14/2013 (3) (5) (6)	$2,647,083	$2,647,257
Federal Home Loan Mortgage Corporation - 0.2%
0.517%, 8/25/2031, (Series T-32) (3)	522,019	507,862
Other Financial - 0.5%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.497%, 4/25/2037 (3) (5) (6)	2,409,598	1,229,155

Total Asset-Backed Securities (identified cost $5,578,700)		4,384,274

Collateralized Mortgage Obligations - 16.8%

Federal Home Loan Mortgage Corporation - 7.5%
0.548%, 1/15/2036, (Series 3102) (3)	4,173,486	4,191,582
0.598%, 6/15/2025, (Series 2993) (3)	3,671,984	3,675,183
0.648%, 10/15/2027, (Series 3780) (3)	5,066,118	5,079,336
0.998%, 7/15/2032, (Series 3652) (3)	5,059,300	5,120,629
5.000%, 5/15/2033, (Series 2791)	647,287	692,301

		18,759,031
Federal National Mortgage Association - 4.4%
0.507%, 1/25/2031, (Series 2001-25) (3)	198,261	198,325
0.507%, 7/25/2035, (Series 2005-66) (3)	3,879,460	3,881,842
0.657%, 4/25/2034, (Series 2004-25) (3)	963,599	972,301
4.000%, 10/25/2032, (Series 2003-28)	126,292	132,612
5.500%, 8/25/2034, (Series 2005-123)	5,407,000	5,894,095

		11,079,175
Private Sponsor - 4.9%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.710%, 7/25/2037 (3)	2,929,350	2,505,716
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.803%, 10/15/2054 (3) (5) (6)	2,500,000	2,496,105
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.477%, 11/25/2034 (3)	2,342,332	1,984,719
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	1,742,709	1,814,046
Thornburg Mortgage Securities Trust, Class A2B, (Series 2007-1), 0.357%, 3/25/2037 (3)	3,501,563	3,442,323

		12,242,909

Total Collateralized Mortgage Obligations (identified cost $41,575,806)		42,081,115

Commercial Mortgage Securities - 10.1%

Private Sponsor - 10.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, (Series 2007-1), 5.451%, 1/15/2049	1,300,000	1,390,584
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class AAB, (Series 2004-5), 4.673%, 11/10/2041	1,029,876	1,043,012
Bear Stearns Commercial Mortgage Securities, Class A2, (Series 2006-PW13), 5.426%, 9/11/2041	2,576,896	2,622,858
Credit Suisse First Boston Mortgage Securities Corp., Class AAB, (Series 2005-C4), 5.065%, 8/15/2038 (3)	296,584	303,353
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.319%, 2/15/2022 (3) (5) (6)	2,058,018	1,975,773
GS Mortgage Securities Corp. II, Class A1, (Series 2007-EOP), 1.143%, 3/6/2020 (3) (5) (6)	3,340,974	3,319,244
JP Morgan Chase Commercial Mortgage Securities Corp., Class A1, (Series 2007-FL1A), 0.624%, 7/15/2019 (3) (5) (6)	1,903,738	1,808,943
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,000,000	3,161,094

LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2005-C2), 5.007%, 4/15/2030	1,209,955	1,246,336
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2005-C3), 4.664%, 7/15/2030	1,660,718	1,708,242
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.549%, 6/15/2022 (3) (5) (6)	4,100,168	4,028,944
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C16), 4.692%, 10/15/2041	372,918	386,474
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C18), 4.807%, 4/15/2042	2,135,649	2,225,527

Total Commercial Mortgage Securities (identified cost $25,272,081)		25,220,384

Corporate Bonds & Notes - 0.9%

Insurance - 0.9%
HSB Group, Inc., 1.313%, 7/15/2027 (3)	3,000,000	2,196,000

Total Corporate Bonds & Notes (identified cost $2,968,950)		2,196,000

U.S. Government Agency-Mortgage Securities - 88.8%

Federal Home Loan Mortgage Corporation - 25.4%
4.000%, 4/1/2026	5,025,661	5,267,692
4.000%, 9/1/2026	2,436,537	2,553,878
4.000%, 10/1/2031	4,983,795	5,227,533
4.500%, 11/1/2022	4,776,111	5,089,758
4.500%, 9/1/2031	1,392,723	1,471,126
4.500%, 9/1/2035	2,147,447	2,271,356
4.500%, 3/1/2036	2,534,987	2,681,259
4.500%, 12/1/2037	1,378,516	1,460,428
4.500%, 3/1/2039	3,022,947	3,205,403
4.500%, 5/1/2039 (1)	5,994,747	6,367,812
4.500%, 11/1/2040	2,426,538	2,572,996
4.500%, 2/1/2041 (1)	3,739,721	3,941,191
5.000%, 12/1/2022	935,454	1,002,450
5.500%, 11/1/2018	1,176,645	1,274,151
5.500%, 10/1/2021	1,030,916	1,115,058
5.500%, 8/1/2038 (4)	2,837,961	3,070,890
5.500%, 12/15/2041 (4)	4,500,000	4,856,485
6.000%, 8/1/2036 (4)	319,184	348,772
6.000%, 12/1/2036 (4)	298,674	326,361
6.000%, 6/1/2037 (4)	1,471,653	1,608,077
6.000%, 12/1/2037 (4)	267,857	292,687
6.000%, 2/1/2038 (1)	6,451,710	7,061,887
6.500%, 9/1/2016	49,600	54,515
7.500%, 9/1/2013	15,414	16,220
7.500%, 4/1/2024	135,089	156,129
7.500%, 4/1/2027	61,494	71,492
8.000%, 8/1/2030	79,763	94,701
8.500%, 9/1/2024	70,895	85,190
9.000%, 6/1/2019	74,479	83,585
9.500%, 2/1/2025	42,914	48,638

		63,677,720
Federal National Mortgage Association - 60.7%
3.019%, 3/1/2041 (3)	1,843,760	1,922,238
3.035%, 8/1/2041 (3)	1,895,039	1,967,240
3.104%, 5/1/2041 (3)	1,759,254	1,822,886
3.224%, 5/1/2041 (3)	1,797,020	1,872,214
3.269%, 7/1/2041 (1) (3)	3,746,335	3,897,222
3.500%, 2/1/2026 (1)	9,258,537	9,632,286
4.000%, 11/1/2031	2,491,416	2,614,041
4.000%, 11/1/2040 (1)	4,570,642	4,769,177
4.000%, 1/1/2041	2,435,263	2,541,043
4.000%, 2/1/2041	4,764,679	4,971,643
4.000%, 8/1/2041	1,579,374	1,624,040
4.000%, 9/1/2041	1,619,486	1,665,287
4.000%, 12/1/2041 (4)	10,000,000	10,423,440
4.500%, 6/1/2039 (1)	5,445,576	5,765,623

4.500%, 6/1/2039 (1)	3,813,597	4,068,715
4.500%, 9/1/2039 (1)	2,135,921	2,261,454
4.500%, 7/1/2041	1,278,956	1,331,342
4.500%, 7/1/2041	3,123,803	3,307,395
4.500%, 8/1/2041	1,460,651	1,520,480
4.500%, 8/1/2041	1,564,112	1,628,178
4.500%, 8/1/2041 (1)	4,899,343	5,187,287
4.500%, 8/1/2041	1,597,858	1,663,307
5.000%, 5/1/2018	966,804	1,044,052
5.000%, 7/1/2033	3,433,389	3,695,799
5.000%, 7/1/2035	2,034,210	2,188,729
5.000%, 2/1/2036	13,102,955	14,124,867
5.500%, 1/1/2023	857,830	938,788
5.500%, 10/1/2024	1,141,971	1,249,744
5.500%, 2/1/2036	1,153,125	1,257,086
5.500%, 12/1/2036 (1)	5,582,441	6,077,012
5.500%, 1/1/2037	568,666	619,046
5.500%, 12/1/2039 (1)	3,344,795	3,636,943
5.500%, 12/1/2041 (4)	17,000,000	18,458,294
6.000%, 9/1/2013	109,312	113,253
6.000%, 10/1/2016	196,615	213,062
6.000%, 9/1/2021	1,325,616	1,439,196
6.000%, 11/1/2038 (4)	2,473,166	2,727,879
6.000%, 12/14/2041 (4)	11,250,000	12,332,812
6.500%, 9/1/2016	125,763	137,794
6.500%, 9/1/2016	289,329	317,009
6.500%, 8/1/2030	1,533,981	1,743,500
6.500%, 12/1/2031	95,570	108,146
6.500%, 11/1/2037	893,144	980,106
7.000%, 3/1/2029	181,600	207,244
7.000%, 7/1/2029	457,296	521,870
7.000%, 2/1/2030	402,676	459,537
7.500%, 10/1/2030	75,078	87,940
8.000%, 10/1/2028	643,063	750,702
8.000%, 4/1/2030	124,693	146,501

		152,033,449
Government National Mortgage Association - 2.7%
5.000%, 4/15/2034	1,107,498	1,226,233
5.500%, 9/15/2033	1,983,662	2,230,314
6.000%, 12/20/2033	2,510,845	2,836,806
7.000%, 6/15/2029	144,800	167,875
7.000%, 8/15/2031	107,222	124,881
9.500%, 10/15/2024	41,828	49,416

		6,635,525

Total U.S. Government Agency-Mortgage Securities (identified cost $218,397,919)		222,346,694

Short-Term Investments - 27.6%

Collateral Pool Investment for Securities on Loan -24.4%
(See Note 2 of the Schedule of Investments)		60,995,058

Mutual Funds - 3.2%
BMO Government Money Market Fund, Class I, 0.010% (11)	8,078,493	8,078,493

Total Short-Term Investments (identified cost $69,073,551)		69,073,551

Total Investments - 145.9% (identified cost $362,867,007)		365,302,018
Other Assets and Liabilities - (45.9)%		(114,967,177)

Total Net Assets - 100.0%		$250,334,841

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 7.7%

Automobiles - 7.7%
Capital Auto Receivables Asset Trust, Class A4, (Series 2007-3), 5.210%, 3/17/2014	$239,096	$240,313
Capital Auto Receivables Asset Trust, Class A4, (Series 2008-2), 5.420%, 12/15/2014	1,466,963	1,493,436
Ford Credit Auto Owner Trust, Class A4, (Series 2008-A), 4.370%, 10/15/2012	276,965	277,744
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	1,500,000	1,555,998
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-C), 5.160%, 4/15/2013	1,430,924	1,448,524
Harley-Davidson Motorcycle Trust, Class A4, (Series 2008-1), 4.900%, 12/15/2013	1,089,834	1,104,738
Hyundai Auto Receivables Trust, Class A3, (Series 2008-A), 4.930%, 12/17/2012	20,677	20,713
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	1,101,350	1,116,363
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	55,124	55,183

Total Asset-Backed Securities (identified cost $7,363,673)		7,313,012

Corporate Bonds & Notes - 87.5%

Agriculture - 2.4%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	432,161
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	300,415
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,119,439
Reynolds American, Inc., 7.750%, 6/1/2018	350,000	416,757

		2,268,772
Banks - 7.5%
Bank of America Corp., 3.700%, 9/1/2015	1,000,000	896,666
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,025,600
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	1,000,000	892,281
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	300,000	320,618
HSBC Bank USA NA, 4.875%, 8/24/2020	250,000	231,178
JPMorgan Chase & Co., 0.478%, 12/21/2011 (3)	1,000,000	1,000,137
JPMorgan Chase & Co., 1.162%, 2/26/2013 (1) (3)	750,000	751,432
JPMorgan Chase & Co., 4.625%, 5/10/2021 (1)	300,000	299,536
Morgan Stanley, 5.500%, 1/26/2020 (1)	1,000,000	882,724
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,000,000	873,957

		7,174,129
Biotechnology - 1.0%
Amgen, Inc., 5.150%, 11/15/2041	1,000,000	967,796
Chemicals - 0.9%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (1) (5) (6)	500,000	497,500
Dow Chemical Co., 8.550%, 5/15/2019	250,000	315,336

		812,836
Computers - 3.1%
Hewlett-Packard Co., 0.463%, 9/13/2012 (3)	1,000,000	997,605
International Business Machines Corp., 0.377%, 6/15/2012 (3)	2,000,000	2,001,878

		2,999,483
Diversified Financial Services - 3.9%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	350,000	366,685
General Electric Capital Corp., 5.250%, 10/19/2012 (1)	1,500,000	1,559,872
General Electric Capital Corp., 5.875%, 1/14/2038	500,000	493,915
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	750,000	811,231
Jefferies Group, Inc., 8.500%, 7/15/2019	250,000	235,000
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	236,889

		3,703,592

Electric - 3.0%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5) (6)	350,000	397,386
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	282,151
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1) (5) (6)	1,000,000	1,075,000
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	306,658
Southern Power Co., 5.150%, 9/15/2041	750,000	765,287

		2,826,482
Environmental Control - 0.3%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	312,302
Food - 3.6%
Corn Products International, Inc., 6.625%, 4/15/2037	750,000	874,066
Kroger Co., 6.200%, 6/15/2012 (1)	1,500,000	1,540,198
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,009,786

		3,424,050
Forest Products & Paper - 1.4%
International Paper Co., 6.000%, 11/15/2041	1,000,000	1,015,679
International Paper Co., 8.700%, 6/15/2038	250,000	325,007

		1,340,686
Healthcare-Products - 0.3%
Hospira, Inc., 6.400%, 5/15/2015	300,000	334,110
Healthcare-Services - 3.7%
DaVita, Inc., 6.375%, 11/1/2018 (1)	500,000	492,500
DaVita, Inc., 6.625%, 11/1/2020	750,000	740,625
HCA, Inc., 6.500%, 2/15/2020	500,000	498,750
Humana, Inc., 8.150%, 6/15/2038	850,000	1,078,009
Quest Diagnostics, Inc., 1.208%, 3/24/2014 (3)	500,000	502,439
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	177,007

		3,489,330
Holding Companies-Diversified - 1.0%
Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/2040 (5) (6)	1,000,000	925,297
Home Furnishings - 0.4%
Whirlpool Corp., 8.600%, 5/1/2014	300,000	335,999
Insurance - 8.8%
Aflac, Inc., 6.450%, 8/15/2040	500,000	504,719
Aflac, Inc., 6.900%, 12/17/2039 (1)	295,000	310,634
Aflac, Inc., 8.500%, 5/15/2019 (1)	300,000	362,204
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	288,413
Berkshire Hathaway Finance Corp., 0.523%, 1/13/2012 (3)	500,000	500,200
Berkshire Hathaway, Inc., 1.157%, 8/15/2014 (3)	1,500,000	1,509,273
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	100,000	105,235
Lincoln National Corp., 4.850%, 6/24/2021 (1)	1,000,000	952,525
Lincoln National Corp., 6.300%, 10/9/2037	250,000	240,521
Lincoln National Corp., 7.000%, 6/15/2040	500,000	524,408
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	396,281
MetLife, Inc., 1.685%, 8/6/2013 (1) (3)	1,250,000	1,256,662
Prudential Financial, Inc., 5.625%, 5/12/2041 (1)	500,000	462,114
Prudential Financial, Inc., 5.800%, 11/16/2041 (1)	1,000,000	964,635

		8,377,824
Internet - 1.0%
Expedia, Inc., 5.950%, 8/15/2020 (1)	1,000,000	993,543
Investment Companies - 2.1%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	980,000
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (1) (5) (6)	1,000,000	1,015,000

		1,995,000
Iron/Steel - 1.4%
ArcelorMittal, 5.500%, 3/1/2021 (1)	500,000	441,909
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	882,200

		1,324,109

Lodging - 2.5%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,013,264
Wyndham Worldwide Corp., 6.000%, 12/1/2016 (1)	500,000	544,136
Wyndham Worldwide Corp., 7.375%, 3/1/2020 (1)	750,000	834,456

		2,391,856
Machinery-Construction & Mining-0.5%
Caterpillar, Inc., 0.579%, 11/21/2012 (3)	500,000	500,841
Media-2.0%
CBS Corp., 8.875%, 5/15/2019	250,000	319,715
DirecTV Holdings LLC, 6.000%, 8/15/2040 (1)	500,000	521,963
NBCUniversal Media LLC, 6.400%, 4/30/2040 (5) (6)	500,000	574,822
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	200,000	207,115
Viacom, Inc., 6.125%, 10/5/2017	250,000	289,641

		1,913,256
Mining-2.1%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,012,100
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	351,099
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	100,000	134,708
Teck Resources, Ltd., 6.250%, 7/15/2041	500,000	545,377

		2,043,284
Oil & Gas-10.4%
Anadarko Petroleum Corp., 6.450%, 9/15/2036 (1)	1,250,000	1,397,270
Chesapeake Energy Corp., 6.625%, 8/15/2020 (1)	1,000,000	1,040,000
EQT Corp., 4.875%, 11/15/2021	1,000,000	992,177
Hess Corp., 8.125%, 2/15/2019	300,000	371,697
Nabors Industries, Inc., 4.625%, 9/15/2021 (5) (6)	1,000,000	1,002,241
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	306,272
Nexen, Inc., 6.400%, 5/15/2037	155,000	158,794
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,154,067
Rowan Cos., Inc., 5.000%, 9/1/2017	1,000,000	1,051,866
Talisman Energy, Inc., 7.750%, 6/1/2019	300,000	365,133
Transocean, Inc., 7.350%, 12/15/2041 (4)	750,000	749,970
Valero Energy Corp., 6.625%, 6/15/2037	1,000,000	1,051,849
Valero Energy Corp., 9.375%, 3/15/2019 (1)	250,000	310,907

		9,952,243
Oil & Gas Services-1.1%
Weatherford International, Ltd., 6.750%, 9/15/2040 (1)	500,000	546,146
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	320,436
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	137,295

		1,003,877
Packaging & Containers-3.2%
Ball Corp., 6.625%, 3/15/2018 (1)	750,000	772,500
Ball Corp., 7.125%, 9/1/2016	350,000	379,750
Bemis Co., Inc., 6.800%, 8/1/2019	500,000	589,880
Sonoco Products Co., 5.750%, 11/1/2040	1,250,000	1,282,612

		3,024,742
Pharmaceuticals-1.6%
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/2020 (5) (6)	500,000	516,250
Endo Pharmaceuticals Holdings, Inc., 7.250%, 1/15/2022 (5) (6)	500,000	516,250
McKesson Corp., 7.500%, 2/15/2019	350,000	448,708

		1,481,208
Pipelines-3.4%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	873,733
Energy Transfer Partners LP, 4.650%, 6/1/2021	1,000,000	966,839
Energy Transfer Partners LP, 9.000%, 4/15/2019 (1)	250,000	297,433
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	150,000	185,756
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	1,000,000	903,502

		3,227,263
Real Estate Investment Trusts-1.6%
HCP, Inc., 5.375%, 2/1/2021 (1)	1,000,000	1,034,264
Health Care REIT, Inc., 6.500%, 3/15/2041	500,000	476,308

		1,510,572

Retail - 4.2%
AutoZone, Inc., 5.750%, 1/15/2015 (1)	250,000	277,105
Best Buy Co., Inc., 5.500%, 3/15/2021 (1)	1,000,000	943,325
JC Penney Corp., Inc., 6.375%, 10/15/2036	350,000	292,250
JC Penney Corp., Inc., 7.125%, 11/15/2023	200,000	202,000
JC Penney Corp., Inc., 7.400%, 4/1/2037 (1)	800,000	738,000
Kohl’s Corp., 6.875%, 12/15/2037	150,000	182,734
O’Reilly Automotive, Inc., 4.625%, 9/15/2021	750,000	766,231
Staples, Inc., 9.750%, 1/15/2014	250,000	285,791
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	312,995

		4,000,431
Semiconductors - 1.2%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	112,955
Texas Instruments, Inc., 0.637%, 5/15/2013 (3)	1,000,000	1,002,733

		1,115,688
Sovereign - 0.3%
Qatar Government International Bond, 5.750%, 1/20/2042 (4) (5) (6)	250,000	251,250
Telecommunications - 5.9%
Frontier Communications Corp., 8.125%, 10/1/2018 (1)	750,000	720,000
Frontier Communications Corp., 9.000%, 8/15/2031	1,000,000	885,000
Juniper Networks, Inc., 4.600%, 3/15/2021	1,000,000	1,034,692
Telecom Italia Capital SA, 7.721%, 6/4/2038	1,000,000	835,620
Telefonica Europe BV, 8.250%, 9/15/2030	750,000	770,348
Windstream Corp., 7.000%, 3/15/2019 (1)	500,000	487,500
Windstream Corp., 7.500%, 6/1/2022 (5) (6)	750,000	718,125
Windstream Corp., 8.625%, 8/1/2016	182,000	190,190

		5,641,475
Toys/Games/Hobbies - 1.4%
Mattel, Inc., 5.450%, 11/1/2041	500,000	502,397
Mattel, Inc., 6.200%, 10/1/2040	750,000	823,432

		1,325,829
Transportation - 0.3%
FedEx Corp., 8.000%, 1/15/2019	250,000	323,095

Total Corporate Bonds & Notes (identified cost $80,520,406)		83,312,250

Municipals - 0.6%

California - 0.6%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	583,105

Total Municipals (identified cost $500,000)		583,105

Short-Term Investments - 25.2%

Collateral Pool Investment for Securities on Loan - 19.8%
(See Note 2 of the Schedule of Investments)		18,954,863

Mutual Funds - 5.4%
BMO Prime Money Market Fund, Class I, 0.173% (11)	5,114,200	5,114,200

Total Short-Term Investments (identified cost $24,069,063)		24,069,063

Total Investments - 121.0% (identified cost $112,453,142)		115,277,430
Other Assets and Liabilities - (21.0)%		(20,040,444)

Total Net Assets - 100.0%		$95,236,986

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 0.7%

Automobiles - 0.7%
SMART Trust/Australia, Class A2B, (Series 2011-1USA), 0.998%, 4/14/2013 (3) (5) (6)	$3,529,444	$3,529,677

Total Asset-Backed Securities (identified cost $3,529,444)		3,529,677

Collateralized Mortgage Obligations - 4.2%

Federal Home Loan Mortgage Corporation - 1.3%
0.548%, 1/15/2036, (Series 3102) (3)	1,168,576	1,173,643
0.648%, 10/15/2027, (Series 3780) (3)	2,171,194	2,176,859
0.998%, 7/15/2032, (Series 3652) (3)	2,904,413	2,939,620

		6,290,122
Federal National Mortgage Association - 1.5%
0.507%, 7/25/2035, (Series 2005-66) (3)	3,879,460	3,881,842
5.500%, 8/25/2034, (Series 2005-123)	3,000,000	3,270,258

		7,152,100
Private Sponsor - 1.4%
Chase Mortgage Finance Corp., Class 7A1, (Series 2007-A2), 5.710%, 7/25/2037 (3)	1,757,610	1,503,430
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.803%, 10/15/2054 (3) (5) (6)	3,000,000	2,995,326
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.477%, 11/25/2034 (3)	2,342,332	1,984,719
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.698%, 4/25/2036 (3)	416,381	344,094

		6,827,569

Total Collateralized Mortgage Obligations (identified cost $20,141,686)		20,269,791

Commercial Mortgage Securities - 2.5%

Private Sponsor - 2.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, (Series 2007-1), 5.451%, 1/15/2049	2,455,000	2,626,065
Credit Suisse Mortgage Capital Certificates, Class A1, (Series 2007-TFLA), 0.319%, 2/15/2022 (3) (5) (6)	1,493,120	1,433,451
DBUBS Mortgage Trust, Class A2, (Series 2011-LC3A), 3.642%, 8/10/2044	1,600,000	1,688,958
JP Morgan Chase Commercial Mortgage Securities Corp., Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,500,000	3,687,943
Lehman Brothers Commercial Mortgage Trust, Class A1, (Series 2007-LLFA), 0.549%, 6/15/2022 (3) (5) (6)	2,562,605	2,518,090

Total Commercial Mortgage Securities (identified cost $11,836,620)		11,954,507

Corporate Bonds & Notes - 47.1%

Advertising - 0.5%
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,250,628
Aerospace/Defense - 0.8%
Raytheon Co., 1.400%, 12/15/2014 (4)	4,000,000	4,012,652
Auto Manufacturers - 1.6%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5) (6)	3,700,000	3,645,795
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5) (6)	4,000,000	4,023,568

		7,669,363

Banks - 15.6%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,405,386
ANZ National Int’l, Ltd./London, 2.375%, 12/21/2012 (5) (6)	3,000,000	3,028,056
ANZ National Int’l, Ltd./New Zealand, 1.351%, 12/20/2013 (1) (3) (5) (6)	3,000,000	2,985,906
Banco Santander Chile, 2.875%, 11/13/2012 (5) (6)	2,000,000	2,010,900
Bank of America Corp., 1.848%, 1/30/2014 (3)	2,500,000	2,291,633
Bank of America Corp., 3.750%, 7/12/2016	3,500,000	3,048,839
Bank of America Corp., 5.650%, 5/1/2018 (1)	2,000,000	1,805,600
Bank of America Corp., 5.000%, 5/13/2021	2,000,000	1,696,738
Bank of New York Mellon Corp., 5.125%, 8/27/2013	2,000,000	2,134,548
BB&T Corp., 3.850%, 7/27/2012 (1)	3,000,000	3,058,965
BNP Paribas, 1.291%, 1/10/2014 (3)	3,500,000	3,228,071
Credit Suisse/New York, 3.450%, 7/2/2012	3,000,000	3,038,571
Goldman Sachs Group, Inc., 5.250%, 7/27/2021	4,000,000	3,700,884
Goldman Sachs Group, Inc., 6.250%, 2/1/2041	1,000,000	905,213
HSBC Bank PLC, 1.625%, 7/7/2014 (5) (6)	3,500,000	3,465,017
JPMorgan Chase & Co., 3.150%, 7/5/2016 (1)	3,000,000	2,958,456
JPMorgan Chase & Co., 4.350%, 8/15/2021	5,000,000	4,889,405
National Australia Bank, Ltd., 1.111%, 4/11/2014 (3) (5) (6)	3,800,000	3,762,395
Nordea Bank AB, 1.750%, 10/4/2013 (5) (6)	4,000,000	3,944,552
Nordea Bank AB, 1.301%, 1/14/2014 (3) (5) (6)	1,400,000	1,401,694
Rabobank Nederland NV, 3.200%, 3/11/2015 (5) (6)	1,800,000	1,854,733
Royal Bank of Canada, 1.450%, 10/30/2014 (1)	4,500,000	4,498,326
Santander U.S. Debt SA Unipersonal, 1.169%, 3/30/2012 (3) (5) (6)	2,500,000	2,496,232
Societe Generale, 1.658%, 12/13/2013 (3) (5) (6)	1,000,000	921,442
Societe Generale, 1.441%, 4/11/2014 (3) (5) (6)	800,000	727,575
Societe Generale, 5.200%, 4/15/2021 (5) (6)	2,500,000	2,165,788
Toronto-Dominion Bank, 2.375%, 10/19/2016 (1)	2,000,000	2,021,706
Westpac Banking Corp., 1.067%, 12/9/2013 (3)	3,000,000	2,985,687
Westpac Banking Corp., 3.000%, 12/9/2015	2,000,000	2,002,324

		74,434,642
Biotechnology - 0.8%
Amgen, Inc., 3.875%, 11/15/2021 (1)	4,000,000	3,951,112
Building Materials - 1.0%
CRH America, Inc., 5.750%, 1/15/2021	4,500,000	4,532,985
Computers - 0.6%
Hewlett-Packard Co., 4.375%, 9/15/2021 (1)	3,000,000	3,074,274
Diversified Financial Services - 4.8%
Caterpillar Financial Services Corp., 2.050%, 8/1/2016 (1)	3,500,000	3,529,645
FUEL Trust, 3.984%, 6/15/2016 (5) (6)	3,000,000	2,918,688
General Electric Capital Corp., 4.375%, 9/16/2020	3,000,000	2,976,087
General Electric Capital Corp., 4.650%, 10/17/2021 (1)	2,000,000	2,011,702
Invesco, Ltd., 5.375%, 12/15/2014	1,958,000	2,102,606
MassMutual Global Funding II, 0.781%, 1/14/2014 (3) (5) (6)	3,000,000	3,001,704
Toyota Motor Credit Corp., 1.250%, 11/17/2014 (1)	4,500,000	4,493,111
Woodside Finance, Ltd., 4.600%, 5/10/2021 (5) (6)	2,000,000	2,046,836

		23,080,379
Electric - 1.9%
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,112,062
Commonwealth Edison Co., 1.625%, 1/15/2014 (1)	3,500,000	3,526,296
Entergy Corp., 3.625%, 9/15/2015	3,500,000	3,523,982

		9,162,340
Engineering & Construction - 0.6%
Fluor Corp., 3.375%, 9/15/2021	3,000,000	2,987,514
Forest Products & Paper - 0.2%
International Paper Co., 4.750%, 2/15/2022 (1)	1,000,000	1,016,339
Healthcare-Products - 1.9%
Boston Scientific Corp., 6.000%, 1/15/2020 (1)	2,000,000	2,188,370
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,247,545
DENTSPLY International, Inc., 2.750%, 8/15/2016	3,500,000	3,516,986

		8,952,901

Home Furnishings - 0.4%
Whirlpool Corp., 8.000%, 5/1/2012 (1)	2,000,000	2,055,882
Insurance - 1.9%
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	1,500,000	1,578,527
Genworth Life Institutional Funding Trust, 5.875%, 5/3/2013 (5) (6)	1,000,000	1,016,510
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (5) (6)	3,000,000	3,298,032
Reinsurance Group of America, Inc., 5.000%, 6/1/2021	3,000,000	3,046,428

		8,939,497
Iron/Steel - 0.4%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,042,290
Media - 3.3%
NBCUniversal Media LLC, 5.150%, 4/30/2020 (1)	3,000,000	3,251,835
News America, Inc., 4.500%, 2/15/2021	4,000,000	4,037,288
Time Warner Cable, Inc., 4.000%, 9/1/2021 (1)	3,700,000	3,622,374
Time Warner, Inc., 4.750%, 3/29/2021 (1)	2,500,000	2,643,507
Time Warner, Inc., 6.250%, 3/29/2041	2,000,000	2,227,322

		15,782,326
Oil & Gas - 3.8%
CNOOC Finance 2011, Ltd., 4.250%, 1/26/2021 (5) (6)	3,000,000	3,102,144
Encana Corp., 3.900%, 11/15/2021	3,000,000	2,940,531
Reliance Holdings USA, Inc., 4.500%, 10/19/2020 (5) (6)	2,500,000	2,277,717
Reliance Holdings USA, Inc., 6.250%, 10/19/2040 (5) (6)	3,000,000	2,617,143
Statoil ASA, 1.800%, 11/23/2016 (1)	4,000,000	4,017,252
Total Capital Canada, Ltd., 1.625%, 1/28/2014	3,000,000	3,058,836

		18,013,623
Packaging & Containers - 0.3%
Bemis Co., Inc., 4.500%, 10/15/2021 (1)	1,250,000	1,305,016
Pipelines - 1.3%
Enterprise Products Operating LLC, 5.700%, 2/15/2042 (1)	4,000,000	4,228,752
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016 (1)	2,000,000	2,075,908

		6,304,660
Real Estate - 0.6%
WEA Finance LLC, 4.625%, 5/10/2021 (1) (5) (6)	3,000,000	2,884,482
Real Estate Investment Trusts - 0.9%
HCP, Inc., 5.375%, 2/1/2021	4,000,000	4,137,056
Retail - 0.4%
Best Buy Co., Inc., 5.500%, 3/15/2021	2,000,000	1,886,650
Telecommunications - 3.5%
AT&T, Inc., 5.100%, 9/15/2014	3,500,000	3,860,314
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	3,500,000	3,485,247
France Telecom SA, 2.750%, 9/14/2016 (1)	3,700,000	3,638,151
Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,500,000	2,235,128
Verizon Communications, Inc., 3.500%, 11/1/2021	3,500,000	3,489,766

		16,708,606

Total Corporate Bonds & Notes (identified cost $225,120,926)		225,185,217

Municipals - 1.8%

Georgia - 0.7%
Municipal Electric Authority of Georgia, 6.655%, 4/1/2057	3,015,000	3,127,369
Illinois - 1.1%
State of Illinois, 5.877%, 3/1/2019	2,000,000	2,123,960
State of Illinois, 6.200%, 7/1/2021	3,000,000	3,147,390

		5,271,350

Total Municipals (identified cost $7,972,841)		8,398,719

U.S. Government & U.S. Government Agency Obligations - 17.9%

U.S. Treasury Bonds & Notes - 17.9%
0.375%, 8/31/2012 (1)	13,000,000	13,027,430
0.375%, 10/31/2012 (1)	10,000,000	10,023,050
1.125%, 6/15/2013 (1)	15,000,000	15,208,590
1.500%, 12/31/2013 (1)	10,000,000	10,257,810
2.125%, 8/15/2021 (1)	20,000,000	20,139,060
3.750%, 8/15/2041 (1)	15,000,000	17,069,535

Total U.S. Government & U.S. Government Agency Obligations (identified cost $84,941,846)		85,725,475

U.S. Government Agency-Mortgage Securities - 30.2%

Federal Home Loan Mortgage Corporation - 9.0%
4.000%, 4/1/2026	2,468,746	2,587,638
4.000%, 9/1/2026	1,461,922	1,532,327
4.000%, 10/1/2031	2,491,898	2,613,766
4.500%, 11/1/2022	2,865,666	3,053,855
4.500%, 9/1/2031	1,094,282	1,155,885
4.500%, 9/1/2035	2,489,086	2,632,709
4.500%, 3/1/2036	2,898,027	3,065,246
4.500%, 12/1/2037	1,093,306	1,158,270
4.500%, 3/1/2039	944,671	1,001,688
4.500%, 5/1/2039 (1)	2,997,373	3,183,906
4.500%, 11/1/2040	1,455,923	1,543,798
4.500%, 2/1/2041 (1)	3,272,256	3,448,542
5.000%, 12/1/2022	412,463	442,002
5.000%, 3/1/2038	3,012,888	3,227,288
5.500%, 8/1/2038 (4)	1,891,974	2,047,260
5.500%, 12/15/2041 (4)	3,000,000	3,237,657
6.000%, 6/1/2037 (4)	1,464,017	1,599,733
6.000%, 1/1/2038	1,781,421	1,946,561
6.000%, 2/1/2038 (1)	3,000,795	3,284,598

		42,762,729
Federal National Mortgage Association - 21.2%
3.019%, 3/1/2041 (3)	1,152,350	1,201,399
3.035%, 8/1/2041 (3)	1,184,399	1,229,525
3.104%, 5/1/2041 (3)	1,099,534	1,139,304
3.224%, 5/1/2041 (3)	1,123,137	1,170,134
3.269%, 7/1/2041 (1) (3)	2,341,459	2,435,764
3.500%, 2/1/2026 (1)	4,629,269	4,816,143
4.000%, 11/1/2031	1,494,850	1,568,425
4.000%, 1/1/2041	1,461,158	1,524,626
4.000%, 2/1/2041	7,432,900	7,755,762
4.000%, 8/1/2041	971,922	999,409
4.000%, 9/1/2041	996,607	1,024,792
4.000%, 12/1/2041 (4)	10,000,000	10,423,440
4.500%, 6/1/2039 (1)	3,630,384	3,843,749
4.500%, 6/1/2039 (1)	3,389,864	3,616,635
4.500%, 9/1/2039 (1)	3,203,882	3,392,180
4.500%, 7/1/2041	787,050	819,287
4.500%, 7/1/2041	4,805,850	5,088,300
4.500%, 8/1/2041	962,531	1,001,956
4.500%, 8/1/2041	898,862	935,680
4.500%, 8/1/2041 (1)	1,959,737	2,074,915
4.500%, 8/1/2041	983,297	1,023,573
5.000%, 7/1/2022	2,279,385	2,451,536
5.000%, 10/1/2035 (1)	4,369,455	4,701,358
5.000%, 2/1/2036 (1)	5,241,182	5,649,947
5.500%, 5/1/2037 (1)	5,296,537	5,759,158
5.500%, 12/1/2039 (1)	2,508,596	2,727,707
5.500%, 12/1/2041 (4)	11,000,000	11,943,602
6.000%, 11/1/2038 (4)	1,540,660	1,699,335
6.000%, 12/14/2041 (4)	8,250,000	9,044,062

6.500%, 11/1/2037	446,572	490,053

		101,551,756

Total U.S. Government Agency-Mortgage Securities (identified cost $142,416,435)		144,314,485

Short-Term Investments - 37.7%

Collateral Pool Investment for Securities on Loan - 33.5%
(See Note 2 of the Schedule of Investments)		160,596,502

Mutual Funds - 4.2%
BMO Prime Money Market Fund, Class I, 0.173% (11)	19,891,596	19,891,596

Total Short-Term Investments (identified cost $180,488,098)		180,488,098

Total Investments - 142.1% (identified cost $676,447,896)		679,865,969
Other Assets and Liabilities - (42.1)%		(201,318,160)

Total Net Assets - 100.0%		$478,547,809

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 8.2%

Automobiles - 8.2%
Capital Auto Receivables Asset Trust, Class A4, (Series 2008-2), 5.420%, 12/15/2014	$1,466,963	$1,493,436
CarMax Auto Owner Trust, Class A4A, (Series 2008-1), 4.790%, 2/15/2013	157,574	158,751
Ford Credit Auto Owner Trust, Class A4, (Series 2009-B), 4.500%, 7/15/2014	605,000	627,586
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-B), 4.950%, 3/15/2013	498,939	503,592
Ford Credit Auto Owner Trust, Class A4A, (Series 2008-C), 5.160%, 4/15/2013	2,289,478	2,317,638
Harley-Davidson Motorcycle Trust, Class A4, (Series 2008-1), 4.900%, 12/15/2013	544,917	552,369
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-1), 5.000%, 9/15/2014	1,071,583	1,086,191
Nissan Auto Receivables Owner Trust, Class A3, (Series 2009-A), 3.200%, 2/15/2013	103,208	103,560
Nissan Auto Receivables Owner Trust, Class A4, (Series 2008-B), 5.050%, 11/17/2014	347,199	354,389
USAA Auto Owner Trust, Class A3, (Series 2009-1), 3.020%, 6/15/2013	47,774	47,825
USAA Auto Owner Trust, Class A4, (Series 2008-2), 5.160%, 11/15/2013	864,460	866,120
USAA Auto Owner Trust, Class A4, (Series 2009-1), 4.770%, 9/15/2014	1,000,000	1,023,918

Total Asset-Backed Securities (identified cost $9,197,602)		9,135,375

Commercial Mortgage Securities - 1.3%

Private Sponsor - 1.3%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	563,642
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	885,456	884,744

Total Commercial Mortgage Securities (identified cost $1,169,068)		1,448,386

Corporate Bonds & Notes - 59.1%

Agriculture - 2.6%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	360,134
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	500,000	600,829
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,119,439
Reynolds American, Inc., 7.750%, 6/1/2018	650,000	773,978

		2,854,380
Banks - 6.0%
BanColombia SA, 5.950%, 6/3/2021 (5) (6)	750,000	750,000
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,025,600
Export-Import Bank of Korea, 4.375%, 9/15/2021 (1)	500,000	490,996
Goldman Sachs Group, Inc., 6.750%, 10/1/2037 (1)	750,000	669,211
Goldman Sachs Group, Inc., 7.500%, 2/15/2019 (1)	700,000	748,109
JPMorgan Chase & Co., 1.162%, 2/26/2013 (1) (3)	500,000	500,955
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,500,000	1,310,935
National Agricultural Cooperative Federation, 4.250%, 1/28/2016 (5) (6)	500,000	506,184
Royal Bank of Canada, 1.128%, 10/30/2014 (3)	750,000	749,895

		6,751,885
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc., 0.972%, 1/27/2014 (3)	1,000,000	1,003,498
Biotechnology - 0.2%
Amgen, Inc., 5.150%, 11/15/2041	250,000	241,949
Chemicals - 1.1%
Braskem Finance, Ltd., 5.750%, 4/15/2021 (1) (5) (6)	500,000	497,500
Dow Chemical Co., 9.400%, 5/15/2039	500,000	734,885

		1,232,385

Computers - 0.7%
Hewlett-Packard Co., 0.923%, 5/30/2014 (3)	750,000	730,226
Diversified Financial Services - 1.4%
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	400,000	419,069
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	600,000	648,985
Jefferies Group, Inc., 8.500%, 7/15/2019	250,000	235,000
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	250,000	236,888

		1,539,942
Electric - 2.0%
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039 (5) (6)	250,000	283,847
CenterPoint Energy Houston Electric LLC, 7.000%, 3/1/2014	250,000	282,150
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (1) (5) (6)	1,000,000	1,075,000
Progress Energy, Inc., 7.050%, 3/15/2019	250,000	306,658
Southern Power Co., 5.150%, 9/15/2041	250,000	255,096

		2,202,751
Environmental Control - 0.3%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	312,302
Food - 1.9%
Corn Products International, Inc., 6.625%, 4/15/2037	500,000	582,710
Kroger Co., 6.200%, 6/15/2012	500,000	513,400
Ralcorp Holdings, Inc., 6.625%, 8/15/2039	1,000,000	1,009,786

		2,105,896
Forest Products & Paper - 0.7%
International Paper Co., 6.000%, 11/15/2041 (1)	500,000	507,839
International Paper Co., 8.700%, 6/15/2038	250,000	325,007

		832,846
Healthcare-Products - 0.5%
Hospira, Inc., 6.400%, 5/15/2015	500,000	556,850
Healthcare-Services - 2.6%
DaVita, Inc., 6.375%, 11/1/2018 (1)	500,000	492,500
DaVita, Inc., 6.625%, 11/1/2020	500,000	493,750
HCA, Inc., 6.500%, 2/15/2020	500,000	498,750
Humana, Inc., 8.150%, 6/15/2038	500,000	634,123
Quest Diagnostics, Inc., 1.208%, 3/24/2014 (3)	500,000	502,439
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	295,012

		2,916,574
Holding Companies-Diversified - 0.8%
Sinochem Overseas Capital Co., Ltd., 6.300%, 11/12/2040 (5) (6)	1,000,000	925,297
Home Furnishings - 0.7%
Whirlpool Corp., 8.600%, 5/1/2014	700,000	783,998
Insurance - 4.8%
Aflac, Inc., 8.500%, 5/15/2019 (1)	700,000	845,142
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	288,413
Berkshire Hathaway, Inc., 1.157%, 8/15/2014 (3)	1,000,000	1,006,182
Lincoln National Corp., 7.000%, 6/15/2040	1,000,000	1,048,815
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019 (1)	350,000	462,328
MetLife, Inc., 1.685%, 8/6/2013 (3)	500,000	502,665
Prudential Financial, Inc., 5.625%, 5/12/2041	250,000	231,057
Prudential Financial, Inc., 5.800%, 11/16/2041 (1)	1,000,000	964,635

		5,349,237
Internet - 0.9%
Expedia, Inc., 5.950%, 8/15/2020 (1)	1,000,000	993,543
Investment Companies - 1.8%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	980,000
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (1) (5) (6)	1,000,000	1,015,000

		1,995,000
Iron/Steel - 1.8%
ArcelorMittal, 5.500%, 3/1/2021 (1)	750,000	662,863
ArcelorMittal, 7.000%, 10/15/2039	1,000,000	882,200
Hyundai Steel Co., 4.625%, 4/21/2016 (5) (6)	500,000	509,873

		2,054,936

Lodging - 0.9%
Wyndham Worldwide Corp., 6.000%, 12/1/2016 (1)	400,000	435,309
Wyndham Worldwide Corp., 7.375%, 3/1/2020	500,000	556,304

		991,613
Media - 1.1%
CBS Corp., 8.875%, 5/15/2019	500,000	639,430
Time Warner Entertainment Co. LP, 10.150%, 5/1/2012	250,000	258,894
Viacom, Inc., 6.125%, 10/5/2017	250,000	289,641

		1,187,965
Mining - 2.5%
Alcoa, Inc., 6.150%, 8/15/2020 (1)	1,000,000	1,012,100
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	409,616
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019	400,000	538,832
Teck Resources, Ltd., 6.250%, 7/15/2041	750,000	818,066

		2,778,614
Oil & Gas - 6.1%
Anadarko Petroleum Corp., 6.450%, 9/15/2036 (1)	750,000	838,362
Chesapeake Energy Corp., 6.625%, 8/15/2020 (1)	1,000,000	1,040,000
Ecopetrol SA, 7.625%, 7/23/2019 (1)	500,000	607,500
Hess Corp., 8.125%, 2/15/2019	250,000	309,747
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	306,272
Nexen, Inc., 7.500%, 7/30/2039	250,000	285,876
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,252,303
Rowan Cos., Inc., 5.000%, 9/1/2017	500,000	525,933
Talisman Energy, Inc., 7.750%, 6/1/2019	700,000	851,977
Transocean, Inc., 7.350%, 12/15/2041 (4)	500,000	499,980
Valero Energy Corp., 9.375%, 3/15/2019	250,000	310,907

		6,828,857
Oil & Gas Services - 0.8%
Weatherford International, Ltd., 6.750%, 9/15/2040 (1)	500,000	546,146
Weatherford International, Ltd., 9.625%, 3/1/2019 (1)	250,000	320,436

		866,582
Packaging & Containers - 2.5%
Ball Corp., 6.625%, 3/15/2018 (1)	1,000,000	1,030,000
Ball Corp., 7.125%, 9/1/2016	150,000	162,750
Bemis Co., Inc., 6.800%, 8/1/2019	750,000	884,820
Sonoco Products Co., 5.750%, 11/1/2040	750,000	769,567

		2,847,137
Pharmaceuticals - 1.1%
Endo Pharmaceuticals Holdings, Inc., 7.250%, 1/15/2022 (5) (6)	500,000	516,250
McKesson Corp., 7.500%, 2/15/2019	350,000	448,708
Teva Pharmaceutical Finance III LLC, 0.750%, 12/19/2011 (3)	250,000	250,022

		1,214,980
Pipelines - 1.9%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	873,733
Energy Transfer Partners LP, 9.000%, 4/15/2019 (1)	250,000	297,433
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019	250,000	309,593
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	750,000	677,627

		2,158,386
Real Estate Investment Trusts - 0.9%
HCP, Inc., 5.375%, 2/1/2021 (1)	500,000	517,132
Health Care REIT, Inc., 6.500%, 3/15/2041	500,000	476,308

		993,440
Retail - 2.7%
AutoZone, Inc., 5.750%, 1/15/2015 (1)	250,000	277,105
Best Buy Co., Inc., 5.500%, 3/15/2021 (1)	1,000,000	943,325
JC Penney Corp., Inc., 7.125%, 11/15/2023 (1)	300,000	303,000

JC Penney Corp., Inc., 7.400%, 4/1/2037 (1)	1,000,000	922,500
O’Reilly Automotive, Inc., 4.625%, 9/15/2021	250,000	255,411
Staples, Inc., 9.750%, 1/15/2014 (1)	250,000	285,790

		2,987,131
Semiconductors - 0.1%
Kla-Tencor Corp., 6.900%, 5/1/2018	100,000	112,955
Sovereign - 2.7%
Korea Expressway Corp., 4.500%, 3/23/2015 (5) (6)	500,000	519,130
Korea Finance Corp., 4.625%, 11/16/2021	1,000,000	985,838
MDC-GMTN B.V., 5.500%, 4/20/2021 (5) (6)	500,000	524,776
Poland Government International Bond, 5.000%, 3/23/2022	500,000	486,875
Qatar Government International Bond, 4.500%, 1/20/2022 (4) (5) (6)	500,000	496,875

		3,013,494
Telecommunications - 3.3%
Frontier Communications Corp., 8.125%, 10/1/2018 (1)	500,000	480,000
Frontier Communications Corp., 9.000%, 8/15/2031	1,000,000	885,000
Telecom Italia Capital SA, 7.721%, 6/4/2038	500,000	417,810
Telefonica Europe BV, 8.250%, 9/15/2030	780,000	801,162
Windstream Corp., 7.000%, 3/15/2019 (1)	500,000	487,500
Windstream Corp., 7.500%, 6/1/2022 (5) (6)	500,000	478,750
Windstream Corp., 8.625%, 8/1/2016	180,000	188,100

		3,738,322
Toys/Games/Hobbies - 0.5%
Mattel, Inc., 6.200%, 10/1/2040	500,000	548,955
Transportation - 0.3%
FedEx Corp., 8.000%, 1/15/2019	250,000	323,095

Total Corporate Bonds & Notes (identified cost $62,478,985)		65,975,021

Municipals - 0.3%

California - 0.3%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	349,863

Total Municipals (identified cost $300,000)		349,863

U.S. Government & U.S. Government Agency Obligations - 9.3%

U.S. Treasury Bonds & Notes - 9.3%
1.375%, 7/15/2018 (1)	2,104,220	2,379,248
1.750%, 1/15/2028 (1)	1,624,455	1,944,523
2.000%, 4/15/2012	1,118,060	1,122,253
2.125%, 1/15/2019	1,585,080	1,879,806
3.500%, 2/15/2039	1,000,000	1,089,375
4.500%, 3/31/2012 (1)	2,000,000	2,029,688

Total U.S. Government & U.S. Government Agency Obligations (identified cost $9,842,230)		10,444,893

U.S. Government Agency-Mortgage Securities - 16.8%

Federal Home Loan Mortgage Corporation - 3.7%
4.000%, 3/1/2041	961,443	1,002,003
4.000%, 11/1/2041	2,000,000	2,084,688
5.000%, 2/1/2039	955,565	1,023,265

		4,109,956
Federal National Mortgage Association - 4.2%
4.000%, 2/1/2041	1,910,836	1,993,837
4.000%, 2/1/2041	1,667,638	1,740,075
6.000%, 12/1/2038	442,632	485,729
6.500%, 10/1/2037	448,536	500,829

		4,720,470

Government National Mortgage Association - 8.9%
4.000%, 10/15/2040	1,452,442	1,552,118
4.000%, 12/15/2040	2,437,812	2,605,112
4.000%, 4/15/2041	1,961,088	2,095,671
5.500%, 8/20/2038	1,407,770	1,535,522
5.500%, 2/15/2039	605,033	676,860
6.000%, 10/15/2038	246,253	277,568
6.000%, 12/15/2038	696,453	785,017
6.000%, 1/15/2039	351,422	396,110

		9,923,978

Total U.S. Government Agency-Mortgage Securities (identified cost $17,938,626)		18,754,404

Short-Term Investments - 21.9%

Collateral Pool Investment for Securities on Loan - 18.5%
(See Note 2 of the Schedule of Investments)		20,649,300

Mutual Funds - 3.4%
BMO Prime Money Market Fund, Class I, 0.173% (11)	3,851,844	3,851,844

Total Short-Term Investments (identified cost $24,501,144)		24,501,144

Total Investments - 116.9% (identified cost $125,427,655)		130,609,086
Other Assets and Liabilities - (16.9)%		(18,905,421)

Total Net Assets - 100.0%		$111,703,665

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Principal Amount	Value
Municipals - 30.3%

Arizona - 3.8%
Maricopa County Industrial Development Authority, FNMA, 0.130%, 9/15/2035, Call 12/15/2011 (3)	$17,515,000	$17,515,000
California - 15.8%
Abag Finance Authority for Nonprofit Corps., FNMA, 0.140%, 7/15/2035, Call 12/15/2011 (3) (7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.150%, 12/15/2037, Call 12/15/2011 (3) (7)	19,000,000	19,000,000
City of Concord, FHLMC, 0.140%, 12/1/2016 (3) (7)	4,010,000	4,010,000
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.340%, 4/1/2044, Call 12/1/2018 (3) (7)	4,980,000	4,980,000
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.340%, 5/1/2044, Call 9/1/2022 (3) (7)	5,010,000	5,010,000
San Francisco City & County Redevelopment Agency, FNMA, 0.100%, 6/15/2034, Call 12/15/2011 (3) (7)	16,100,000	16,100,000
Santa Cruz Redevelopment Agency, FNMA, 0.130%, 8/15/2035, Call 12/15/2011 (3) (7)	19,000,000	19,000,000

		73,100,000
Federal Home Loan Mortgage Corporation - 4.1%
Federal Home Loan Mortgage Corp., 0.190%, 7/15/2050, Call 12/1/2011 (3) (7)	19,010,000	19,010,000
Georgia - 2.2%
Puttable Floating Option Tax-Exempt Receipts, FHLMC, 0.340%, 9/1/2048, Call 3/1/2022 (3) (7)	10,115,000	10,115,000
Maryland - 3.0%
Prince Georges County Housing Authority, FHLMC, 0.170%, 2/1/2040, Call 12/1/2011 (3) (7)	13,900,000	13,900,000
Pennsylvania - 1.4%
Puttable Floating Option Tax-Exempt Receipts, 0.380%, 11/1/2044, Call 12/1/2023 (3) (7)	6,450,000	6,450,000

Total Municipals		140,090,000

Repurchase Agreements - 44.0%
Agreement with Barclays Capital, Inc., 0.100%, dated 11/30/2011, to be repurchased at $80,000,222 on 12/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 11/4/2026, with a market value of $81,600,740	80,000,000	80,000,000
Agreement with Cantor Fitzgerald, Inc., 1.000%, dated 11/30/2011, to be repurchased at $5,000,139 on 12/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2049, with a market value of $5,100,000	5,000,000	5,000,000
Agreement with Deutsche Bank Alex Brown, Inc., 0.140%, dated 11/30/2011, to be repurchased at $110,000,428, collateralized by a U.S. Government Agency Obligation with a maturity to 6/1/2031, with a market value of $112,200,000	110,000,000	110,000,000
Agreement with Fixed Income Clearing Corp., 0.010%, dated 11/30/2011, to be repurchased at $8,012,591 on 12/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2012, with a market value of $8,175,192	8,012,589	8,012,589

Total Repurchase Agreements		203,012,589

U.S. Government & U.S. Government Agency Obligations - 25.7%

Federal Home Loan Bank - 14.0%
0.075%, 2/29/2012 (9)	9,800,000	9,798,162
0.255%, 4/11/2013 (3)	10,000,000	10,000,000
0.265%, 4/11/2013 (3)	10,000,000	10,000,000
0.324%, 2/10/2012 (3)	20,000,000	19,998,781
0.330%, 8/10/2012	10,000,000	10,000,000
0.440%, 8/28/2012	5,000,000	5,000,000

		64,796,943

Federal Home Loan Mortgage Corporation - 5.0%
0.210%, 12/1/2011(9)	3,110,000	3,110,000
0.220%, 10/12/2012(3)	20,000,000	20,000,000

		23,110,000
Federal National Mortgage Association - 6.7%
0.136%, 1/3/2012(9)	5,746,000	5,745,284
0.250%, 1/10/2013(3)	10,000,000	10,007,905
0.282%, 9/17/2012(3)	15,000,000	14,997,550

		30,750,739

Total U.S. Government & U.S. Government Agency Obligations		118,657,682

Total Investments - 100.0% (at amortized cost)		461,760,271
Other Assets and Liabilities - 0.0%		42,608

Total Net Assets - 100.0%		$461,802,879

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 100.8%

Alabama - 5.4%
Bessemer Governmental Utility Services Corp., 0.240%, 6/1/2015 (3)	$5,085,000	$5,085,000
Chatom Industrial Development Board, 0.750%, 8/1/2037, Call 2/1/2012 (3)	8,500,000	8,500,000
Chatom Industrial Development Board, 0.950%, 12/1/2024, Call 12/1/2011 (3)	8,000,000	8,000,000
Chatom Industrial Development Board, 0.950%, 11/15/2038, Call 5/21/2012 (3)	2,355,000	2,355,000
City of Gardendale, 0.300%, 10/1/2032, Call 12/1/2011 (3)	1,465,000	1,465,000
City of Gardendale, 0.300%, 10/1/2032, Call 12/1/2011 (3)	1,584,000	1,584,000
City of Gardendale, 0.300%, 10/1/2032, Call 12/1/2011 (3)	3,200,000	3,200,000
Mobile Industrial Development Board, 0.750%, 8/22/2012 (3)	15,000,000	15,000,000

		45,189,000
Arizona - 3.5%
Puttable Floating Option Tax-Exempt Receipts, 0.450%, 2/1/2042, Call 2/1/2013 (3)	15,065,000	15,065,000
Puttable Floating Option Tax-Exempt Receipts, 0.500%, 2/1/2042, Call 2/1/2013 (3) (5) (6)	13,840,000	13,840,000

		28,905,000
California - 5.4%
Abag Finance Authority for Nonprofit Corps., 0.060%, 11/15/2035, Call 11/30/2011 (3)	5,000,000	5,000,000
California School Cash Reserve Program Authority, 2.500%, 1/31/2012	11,255,000	11,283,413
California Statewide Communities Development Authority, 0.160%, 11/15/2038, Call 11/30/2011 (3)	8,750,000	8,750,000
Fontana Unified School District, 0.240%, 2/1/2016 (3)	3,765,000	3,765,000
State of California, 0.190%, 3/1/2035, Call 3/1/2016 (3)	12,250,000	12,250,000
Sweetwater Union High School District, 0.240%, 8/1/2013 (3)	3,620,000	3,620,000

		44,668,413
Colorado - 2.7%
Lincoln Park Metropolitan District, 7.750%, 12/1/2011, Call 12/1/2011	2,000,000	2,040,000
Puttable Floating Option Tax-Exempt Receipts, 0.610%, 12/1/2028 (3)	14,820,000	14,820,000
SCA Tax Exempt Trust, 0.390%, 1/1/2030 (3)	5,745,000	5,745,000

		22,605,000
District of Columbia - 0.7%
District of Columbia, 0.300%, 10/1/2023, Call 11/30/2011 (3)	3,795,000	3,795,000
District of Columbia, 0.300%, 3/1/2026, Call 11/30/2011 (3)	1,940,000	1,940,000

		5,735,000
Florida - 4.1%
City of Gulf Breeze, 1.350%, 12/1/2012, Call 2/1/2012 (3)	20,280,000	20,280,000
County of Brevard, 0.300%, 10/1/2019, Call 12/1/2011 (3)	2,040,000	2,040,000
Florida State Board of Education, 5.000%, 7/1/2012, Call 7/1/2012	2,000,000	2,073,588
JP Morgan Chase Putters/Drivers Trust, 0.240%, 11/1/2015 (3) (5) (6)	3,700,000	3,700,000
JP Morgan Chase Putters/Drivers Trust, 0.240%, 4/1/2018 (3) (5) (6)	3,000,000	3,000,000
Orange County Industrial Development Authority, 0.300%, 10/1/2023, Call 12/1/2011 (3)	2,855,000	2,855,000

		33,948,588
Georgia - 3.3%
Columbia County Development Authority, 0.250%, 8/1/2018, Call 11/30/2011 (3)	2,100,000	2,100,000
County of DeKalb, 0.440%, 4/1/2023 (3) (5) (6)	9,600,000	9,600,000
County of DeKalb, 0.490%, 10/1/2035, Call 10/1/2026 (3) (5) (6)	11,990,000	11,990,000
Savannah Economic Development Authority, 0.210%, 1/1/2016, Call 11/30/2011 (3)	4,085,000	4,085,000

		27,775,000
Illinois - 3.6%
Illinois Finance Authority, 0.190%, 7/1/2029, Call 7/1/2012 (3)	5,850,000	5,850,000
Illinois Finance Authority, 0.230%, 8/15/2033, Call 11/30/2011 (3)	4,300,000	4,300,000
Illinois Finance Authority, 0.280%, 5/15/2037, Call 11/30/2011 (3)	9,000,000	9,000,000
JP Morgan Chase Putters/Drivers Trust, 0.240%, 6/1/2018 (3) (5) (6)	6,865,000	6,865,000
Phoenix Realty Special Account-U LP, 0.260%, 4/1/2020, Call 11/30/2011 (3)	4,075,000	4,075,000

		30,090,000

Indiana - 2.3%
Barclays Capital Municipal Trust Receipts, 0.240%, 4/1/2030 (3) (5) (6)	7,770,000	7,770,000
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.440%, 5/1/2012, Call 1/3/2012 (3) (5)	6,805,000	6,805,000
Town of Clarksville, 0.110%, 9/1/2017, Call 11/30/2011 (3)	4,115,000	4,115,000

		18,690,000
Iowa - 0.4%
Iowa Finance Authority, 0.270%, 2/1/2027, Call 11/30/2011 (3)	3,250,000	3,250,000
Kansas - 1.4%
City of Burlington, 0.450%, 12/1/2011	1,500,000	1,500,000
City of Burlington, 0.450%, 12/1/2011	1,400,000	1,400,000
City of Burlington, 0.500%, 12/15/2011	2,600,000	2,600,000
City of Burlington, 0.500%, 12/15/2011	6,295,000	6,295,000

		11,795,000
Kentucky - 3.1%
County of Mason, 0.700%, 10/15/2014, Call 12/7/2011 (3)	12,000,000	12,000,000
County of Mason, 0.700%, 10/15/2014, Call 12/7/2011 (3)	7,775,000	7,775,000
Hancock County, 0.240%, 7/1/2012 (3)	1,685,000	1,685,000
Hancock County, 0.240%, 7/1/2012 (3)	1,000,000	1,000,000
Hardin County Water District No. 1, 0.180%, 9/1/2022, Call 12/1/2011 (3)	3,150,000	3,150,000

		25,610,000
Louisiana - 2.3%
Louisiana Housing Finance Agency, 0.750%, 11/1/2012 (3)	7,350,000	7,350,000
Louisiana Public Facilities Authority, 0.240%, 1/1/2022 (3)	1,665,000	1,665,000
Parish of St. James, 0.250%, 11/1/2039, Call 11/30/2011 (3)	10,000,000	10,000,000

		19,015,000
Maryland - 3.2%
Maryland Health & Higher Educational Facilities Authority, 0.450%, 7/1/2036, Call 12/21/2011 (3)	21,720,000	21,720,000
Montgomery County Housing Opportunites Commission, 0.250%, 7/1/2027, Call 11/30/2011 (3)	2,145,000	2,145,000
Montgomery County Housing Opportunites Commission, 0.250%, 7/1/2037, Call 11/30/2011 (3)	2,985,000	2,985,000

		26,850,000
Massachusetts - 3.6%
BB&T Municipal Trust, 0.230%, 10/1/2028 (3) (5) (6)	16,330,000	16,330,000
Massachusetts Development Finance Agency, 0.290%, 6/1/2034, Call 12/1/2011 (3)	6,500,000	6,500,000
Massachusetts Development Finance Agency, 0.650%, 1/1/2026, Call 11/30/2011 (3)	6,395,000	6,395,000
Massachusetts Industrial Finance Agency, 0.300%, 12/1/2019, Call 12/7/2011 (3)	1,000,000	1,000,000

		30,225,000
Michigan - 1.7%
Michigan Strategic Fund, 0.220%, 2/1/2032, Call 11/30/2011 (3)	5,440,000	5,440,000
Michigan Strategic Fund, 0.280%, 11/15/2034, Call 11/30/2011 (3)	8,380,000	8,380,000

		13,820,000
Minnesota - 3.9%
City of Bloomington, 0.190%, 12/1/2015 (3)	3,310,000	3,310,000
City of Bloomington, 0.190%, 12/1/2015, Call 12/1/2011 (3)	3,405,000	3,405,000
City of Ramsey, 0.290%, 12/1/2023, Call 11/30/2011 (3)	3,160,000	3,160,000
SCA Tax Exempt Trust, 0.390%, 1/1/2030 (3)	6,675,000	6,675,000
Southern Minnesota Municipal Power Agency, 0.450%, 12/7/2011	16,000,000	16,000,000

		32,550,000

Mississippi - 2.2%
Claiborne County, 0.700%, 2/1/2012	5,000,000	5,000,000

Mississippi Business Finance Corp., 0.790%, 12/1/2036, Call 11/30/2011 (3)	7,500,000	7,500,000
Mississippi Business Finance Corp., 0.850%, 5/1/2037, Call 5/1/2012 (3)	6,000,000	6,000,000

		18,500,000
Missouri - 0.7%
City of Brentwood, 0.450%, 11/1/2023, Call 11/30/2011 (3)	6,000,000	6,000,000
Montana - 0.7%
City of Forsyth, 0.290%, 1/1/2018, Call 12/1/2011 (3)	6,000,000	6,000,000
Nebraska - 0.9%
Nebraska Investment Finance Authority, 0.220%, 9/1/2031, Call 12/1/2011 (3)	600,000	600,000
Nebraska Investment Finance Authority, 0.250%, 12/1/2037, Call 12/1/2011 (3)	6,500,000	6,500,000

		7,100,000
New Hampshire - 1.8%
New Hampshire Business Finance Authority, 0.440%, 9/1/2030, Call 11/30/2011 (3)	15,000,000	15,000,000

New Jersey - 0.7%
JP Morgan Chase Putters/Drivers Trust, 0.240%, 12/15/2013 (3) (5) (6)	2,775,000	2,775,000
Township of Mendham, 1.250%, 5/25/2012	3,054,900	3,060,167

		5,835,167
New York - 16.2%
Broome County Industrial Development Agency, 0.650%, 2/1/2029, Call 12/1/2011 (3)	3,635,000	3,635,000
Broome County Industrial Development Agency, 0.650%, 2/1/2029, Call 12/1/2011 (3)	2,000,000	2,000,000
Jefferson Central School District, 1.250%, 6/22/2012	8,085,000	8,094,335
JP Morgan Chase Putters/Drivers Trust, 0.250%, 4/30/2012 (3) (5)	15,000,000	15,000,000
Metropolitan Transportation Authority, 0.210%, 11/1/2035, Call 11/30/2011 (3)	5,000,000	5,000,000
New York City Industrial Development Agency, 0.820%, 5/1/2036, Call 11/30/2011 (3)	3,900,000	3,900,000
New York State Housing Finance Agency, 0.740%, 11/1/2041, Call 11/30/2011 (3)	28,000,000	28,000,000
New York State Housing Finance Agency, 0.740%, 11/1/2041, Call 11/30/2011 (3)	11,400,000	11,400,000
New York State Thruway Authority, 0.240%, 1/1/2014 (3)	4,995,000	4,995,000
Oneida City School District Foundation, Inc., 1.000%, 12/29/2011	9,075,000	9,076,734
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.500%, 12/1/2025 (3) (5)	12,040,000	12,040,000
Utica Industrial Development Agency, 0.300%, 7/15/2029, Call 11/30/2011 (3)	7,260,000	7,260,000
Worcester Central School District, 2.000%, 6/22/2012, Call 1/3/2012	24,570,000	24,586,135

		134,987,204
Ohio - 6.7%
City of Warrensville Heights, 2.750%, 2/2/2012	8,700,000	8,718,408
County of Cuyahoga, 0.280%, 5/1/2042, Call 12/1/2011 (3)	7,620,000	7,620,000
County of Erie, 0.450%, 8/15/2046, Call 1/3/2012 (3)	14,975,000	14,975,000
County of Warren, 0.350%, 9/1/2015 (3)	5,190,000	5,190,000
Ohio State Higher Educational Facility Commission, 0.190%, 1/15/2046, Call 1/15/2017 (3)	11,250,000	11,250,000
Puttable Floating Option Tax-Exempt Receipts, 0.400%, 4/1/2026 (3)	7,860,000	7,860,000

		55,613,408
Oklahoma - 0.3%
Tulsa Industrial Authority, 0.350%, 11/1/2026, Call 11/30/2011 (3)	2,715,000	2,715,000
Pennsylvania - 2.4%
JP Morgan Chase Putters/Drivers Trust, 0.240%, 6/1/2015 (3) (5) (6)	3,540,000	3,540,000
Lehigh County General Purpose Authority, 0.230%, 5/15/2021, Call 11/30/2011 (3)	2,660,000	2,660,000
Luzerne County Industrial Development Authority, 0.450%, 2/1/2029, Call 11/30/2011 (3)	9,000,000	9,000,000
Reading School District, 0.240%, 1/15/2014 (3)	4,620,000	4,620,000

		19,820,000
Puerto Rico - 0.7%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, 0.950%, 3/1/2012, Call 3/1/2012 (3)	5,770,000	5,770,000
Rhode Island - 1.8%
Rhode Island Health & Educational Building Corp., 0.400%, 11/1/2036, Call 12/1/2011 (3)	14,765,000	14,765,000
South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority, 0.240%, 6/1/2030, Call 11/30/2011 (3)	5,000,000	5,000,000
South Dakota - 1.7%
South Dakota Housing Development Authority, 0.220%, 5/1/2048, Call 11/30/2011 (3)	7,200,000	7,200,000
South Dakota Housing Development Authority, 0.220%, 11/1/2048, Call 11/30/2011 (3)	6,575,000	6,575,000

		13,775,000
Texas - 1.6%
Atascosa County Industrial Development Corp., 0.300%, 6/30/2020, Call 11/30/2011 (3)	3,700,000	3,700,000
Dallam County Industrial Development Corp., 0.200%, 5/1/2039, Call 11/30/2011 (3)	2,800,000	2,800,000
Harris County Cultural Education Facilities Finance Corp., 0.090%, 9/1/2031, Call 11/30/2011 (3)	3,320,000	3,320,000
HFDC of Central Texas, Inc., 0.380%, 11/1/2038, Call 11/30/2011 (3)	3,180,000	3,180,000

		13,000,000

Utah - 0.6%
Utah Associated Municipal Power Systems, 0.240%, 4/1/2012 (3)	5,360,000	5,360,000
Vermont - 2.1%
Vermont Economic Development Authority, 0.280%, 5/1/2029, Call 11/30/2011 (3)	7,355,000	7,355,000
Vermont Housing Finance Agency, 0.650%, 7/1/2037, Call 11/30/2011 (3)	10,000,000	10,000,000

		17,355,000
Virginia - 0.5%
Barclays Capital Municipal Trust Receipts, 0.240%, 2/1/2028, Call 2/1/2019 (3) (5) (6)	3,335,000	3,335,000
Suffolk Redevelopment & Housing Authority, 0.300%, 9/1/2019, Call 11/30/2011 (3)	1,105,000	1,105,000

		4,440,000
Washington - 1.8%
Barclays Capital Municipal Trust Receipts, 0.240%, 6/1/2039, Call 6/1/2019 (3) (5) (6)	11,250,000	11,250,000
Washington State Housing Finance Commission, 0.250%, 7/1/2028, Call 11/30/2011 (3)	4,105,000	4,105,000

		15,355,000
West Virginia - 0.3%
Deutsche Bank Spears/Lifers Trust, 0.300%, 4/1/2030 (3)	2,545,000	2,545,000
Wisconsin - 5.9%
Chippewa Falls Area Unified School District, 1.000%, 10/1/2012	5,000,000	5,006,193
City of Oak Creek, 2.250%, 12/1/2011	5,200,000	5,200,000
Oconto Falls Public School District, 1.750%, 10/1/2012	3,200,000	3,213,164
Waukesha Housing Authority, 0.300%, 2/1/2026, Call 11/30/2011 (3)	5,250,000	5,250,000
Wisconsin Health & Educational Facilities Authority, 0.130%, 12/1/2027, Call 11/30/2011 (3)	2,640,000	2,640,000
Wisconsin Health & Educational Facilities Authority, 0.190%, 8/15/2034 (3)	8,000,000	8,000,000
Wisconsin Health & Educational Facilities Authority, 0.190%, 8/15/2034, Call 8/15/2016 (3)	2,200,000	2,200,000
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.500%, 8/15/2022 (3)	13,000,000	13,000,000
Wisconsin Housing & Economic Development Authority, 0.250%, 5/1/2037, Call 11/30/2011 (3)	4,630,000	4,630,000

		49,139,357

Total Municipals		838,796,137

Mutual Funds - 1.5%
Federated Tax-Free Obligations Fund, Class I, 0.010%	12,551,504	12,551,504

Total Mutual Funds		12,551,504

Total Investments - 102.3% (at amortized cost)		851,347,641
Other Assets and Liabilities - (2.3)%		(19,173,905)

Total Net Assets - 100.0%		$832,173,736

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2011

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 10.2%

Banks - 10.2%
Bank of Nova Scotia/Houston, 0.340%, 12/8/2011 (3)	$100,000,000	$100,000,000
Bank of Nova Scotia/Houston, 0.578%, 10/5/2012 (3)	50,000,000	50,022,081
Canadian Imperial Bank of Commerce, 0.540%, 10/22/2012 (3)	80,000,000	80,000,000
Canadian Imperial Bank of Commerce, 0.635%, 11/5/2012 (3)	17,455,000	17,471,039
Royal Bank of Canada/New York, 0.590%, 11/9/2012 (3)	100,000,000	100,000,000

Total Certificates of Deposit		347,493,120

Commercial Paper - 33.2%

Asset-Backed Securities - 6.7%
GovCo LLC, 0.330%, 1/17/2012 (5) (6) (9)	24,000,000	23,989,660
GovCo LLC, 0.370%, 2/16/2012 (5) (6) (9)	30,000,000	29,976,258
GovCo LLC, 0.400%, 1/25/2012 (5) (6) (9)	48,500,000	48,470,361
Lexington Parker Capital Co., LLC, 0.440%, 12/1/2011 (5) (6) (9)	100,000,000	100,000,000
Thunder Bay Funding LLC, 0.200%, 1/23/2012 (5) (6) (9)	25,000,000	24,992,639

		227,428,918
Automobiles - 3.2%
American Honda Finance Corp., 0.270%, 2/8/2012 (9)	34,750,000	34,732,017
Ford Credit Auto Receivables Trust, 0.410%, 1/17/2012 (9)	75,000,000	74,959,854

		109,691,871
Broker/Dealers - 1.5%
Goldman Sachs Group, Inc., 0.380%, 1/6/2012 (9)	50,000,000	49,981,000
Consumer Products - 3.7%
Procter & Gamble Co., 0.300%, 12/9/2011 (5) (6) (9)	5,000,000	4,999,667
Reckitt Benckiser TSY, 0.400%, 1/30/2012 (5) (6) (9)	25,000,000	24,983,333
Reckitt Benckiser TSY, 0.430%, 12/5/2011 (5) (6) (9)	45,000,000	44,997,850
Reckitt Benckiser TSY, 0.570%, 4/30/2012 (5) (6) (9)	50,000,000	49,880,458

		124,861,308
Foreign Banks - 9.0%
ANZ National Ltd., 0.445%, 6/29/2012 (3) (5) (6)	75,000,000	75,000,000
Commonwealth Bank Australia, 0.398%, 6/22/2012 (3) (5) (6)	57,110,000	57,095,787
Commonwealth Bank Australia, 0.474%, 9/10/2012 (3) (5) (6)	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB, 0.420%, 1/3/2012 (5) (6) (9)	100,000,000	99,961,500

		307,057,287
Insurance - 8.0%
Prudential Funding LLC, 0.080%, 12/1/2011 (9)	50,000,000	50,000,000
Prudential Funding LLC, 0.280%, 1/3/2012 (9)	25,000,000	24,993,584
Prudential Funding LLC, 0.300%, 1/23/2012 (9)	25,000,000	24,988,958
Prudential Funding LLC, 0.310%, 12/5/2011 (9)	20,000,000	19,999,311
Prudential PLC, 0.560%, 1/26/2012 (5) (6) (9)	25,000,000	24,978,222
Prudential PLC, 0.580%, 1/24/2012 (5) (6) (9)	75,000,000	74,934,750
Prudential PLC, 0.800%, 3/16/2012 (5) (6) (9)	50,000,000	49,882,222

		269,777,047
Utilities - 1.1%
Florida Power & Light Corp., 0.200%, 12/6/2011 (9)	25,000,000	24,999,306
Florida Power & Light Corp., 0.200%, 12/7/2011 (9)	14,000,000	13,999,533

		38,998,839

Total Commercial Paper		1,127,796,270

Funding Agreements - 3.4%

Insurance - 3.4%
Metropolitan Life Insurance Co., 0.526%, 3/1/2012 (3) (5) (8)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 0.629%, 2/1/2012 (3) (5) (8)	50,000,000	50,000,000

Total Funding Agreements		115,000,000

Municipals - 24.3%

Colorado - 0.6%
Colorado Educational & Cultural Facilities Authority, 0.150%, 5/1/2038, Call 12/1/2011 (3)	14,890,000	14,890,000
Puttable Floating Option Tax-Exempt Receipts, 0.510%, 5/1/2041 (3)	6,790,000	6,790,000

		21,680,000
Connecticut - 2.7%
Connecticut Housing Finance Authority, 0.160%, 5/15/2031, Call 12/1/2011 (3) (7)	26,690,000	26,690,000
Connecticut Housing Finance Authority, 0.450%, 11/15/2038, Call 12/1/2011 (3)	38,115,000	38,115,000
Connecticut Housing Finance Authority, AMBAC, 0.160%, 11/15/2033, Call 12/15/2011 (3) (7)	26,235,000	26,235,000

		91,040,000
Federal Home Loan Mortgage Corporation - 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.180%, 9/15/2038, Call 12/1/2011 (3) (7)	13,165,000	13,165,000
Georgia - 4.7%
Athens-Clarke County Unified Government Development Authority, 0.200%, 7/1/2021, Call 12/1/2011 (3)	8,365,000	8,365,000
Bartow County Development Authority, 0.220%, 12/1/2032, Call 12/7/2011 (3)	93,000,000	93,000,000
Floyd County Development Authority, 0.200%, 7/1/2022, Call 12/1/2011 (3)	17,000,000	17,000,000
Monroe County Development Authority, 0.190%, 11/1/2048, Call 12/1/2011 (3)	40,000,000	40,000,000

		158,365,000
Idaho - 1.0%
Lemhi County Industrial Development Corp., 0.550%, 3/21/2012	25,200,000	25,200,000
Shoshone County Industrial Development Corp., 0.550%, 3/21/2012	8,900,000	8,900,000

		34,100,000
Iowa - 1.4%
Iowa Finance Authority, 0.190%, 6/1/2036, Call 12/1/2011 (3)	11,000,000	11,000,000
Iowa Finance Authority, 0.190%, 9/1/2036, Call 12/1/2011 (3)	19,000,000	19,000,000
Iowa Finance Authority, GNMA/FNMA/FHLMC, 0.160%, 1/1/2039, Call 12/1/2011 (3) (7)	19,630,000	19,630,000

		49,630,000
Kentucky - 0.2%
County of Hancock, 0.390%, 4/1/2028 (3) (7)	7,815,000	7,815,000
Maine - 0.7%
City of Portland, 0.500%, 6/1/2026, Call 12/1/2011 (3)	22,600,000	22,600,000
Montana - 0.9%
Montana Board of Investments, 0.150%, 12/30/2015, Call 12/7/2011 (3) (7)	30,000,000	30,000,000
New York - 6.1%
New York City Housing Development Corp., FNMA, 0.110%, 5/15/2034, Call 12/15/2011 (3) (7)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.110%, 6/15/2034, Call 12/7/2011 (3) (7)	49,000,000	49,000,000
New York State Housing Finance Agency, 0.790%, 11/1/2041, Call 12/7/2011 (3) (7)	56,200,000	56,200,000
New York State Housing Finance Agency, FNMA, 0.110%, 11/15/2038, Call 12/7/2011 (3) (7)	56,100,000	56,100,000

		205,800,000
North Carolina - 0.2%
Puttable Floating Option Tax-Exempt Receipts, 0.510%, 7/1/2036 (3)	5,900,000	5,900,000
North Dakota - 0.4%
North Dakota Housing Finance Agency, 0.180%, 1/1/2039, Call 12/7/2011 (3) (7)	13,700,000	13,700,000
Ohio - 1.4%
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.500%, 12/1/2041, Call 12/6/2011 (3) (7)	46,730,000	46,730,000

Vermont - 1.0%
BB&T Municipal Trust, 0.460%, 5/1/2027 (3)	33,945,000	33,945,000
Wisconsin - 2.6%
Wisconsin Housing & Economic Development Authority, 0.150%, 9/1/2032, Call 12/7/2011 (3) (7)	23,890,000	23,890,000
Wisconsin Housing & Economic Development Authority, 0.150%, 9/1/2035, Call 12/7/2011 (3) (7)	21,345,000	21,345,000
Wisconsin Housing & Economic Development Authority, 0.550%, 9/1/2026, Call 12/7/2011 (3)	19,120,000	19,120,000
Wisconsin Housing & Economic Development Authority, GO, 0.150%, 3/1/2035, Call 12/7/2011 (3) (7)	15,360,000	15,360,000
Wisconsin Housing & Economic Development Authority, GO, 1.000%, 9/1/2023, Call 12/7/2011 (3) (7)	10,500,000	10,500,000

		90,215,000

Total Municipals		824,685,000

Mutual Funds - 3.4%
BlackRock Liquidity Funds TempFund, 0.225%	115,000,000	115,000,000

Total Mutual Funds		115,000,000

Notes-Variable - 13.1%

Banks - 0.2%
PNC Funding Corp., 0.568%, 1/31/2012 (3)	$7,216,000	7,216,545
Broker/Dealers - 2.3%
Goldman Sachs Group, Inc., 0.615%, 2/6/2012 (3)	77,553,000	77,519,004
Diversified Financial Services - 0.7%
General Electric Capital Corp., 0.559%, 11/1/2012 (3)	25,000,000	24,992,250
Foreign Banks - 6.6%
ABN Amro Bank, 0.836%, 6/8/2012 (3) (5) (6)	50,000,000	50,000,000
Rabobank Nederland NV, 0.601%, 9/14/2012 (3) (5) (6)	50,000,000	50,000,000
Westpac Securities NZ, Ltd., 0.400%, 2/17/2012 (3) (5) (6)	100,000,000	100,000,000
Westpac Securities NZ, Ltd., 0.509%, 7/20/2012 (3) (5) (6)	25,000,000	25,000,000

		225,000,000
Pharmaceuticals - 1.5%
Sanofi-Aventis SA, 0.413%, 3/28/2012 (3)	50,000,000	50,000,000
Utilities - 1.8%
National Rural Utilities Cooperative Finance Corp., 0.437%, 12/9/2011 (3)	60,000,000	60,000,000

Total Notes-Variable		444,727,799

Repurchase Agreements - 6.5%
Agreement with Fixed Income Clearing Corp., 0.010%, dated 11/30/2011, to be repurchased at $70,235,354 on 12/1/2011, collateralized by U.S. Government Agency Obligations with various maturities to 12/6/2011, with a market value of $71,641,703	70,235,334	70,235,334
Agreement with Morgan Stanley & Co., Inc., 0.180%, dated 11/30/2011, to be repurchased at $150,000,750 on 12/1/2011, collateralized by Commercial Paper with various maturities to 1/3/2012, with a market value of $157,500,000	150,000,000	150,000,000

Total Repurchase Agreements		220,235,334

Trust Demand Notes - 4.2%

Broker/Dealers - 4.2%
JP Morgan Securities, Inc., 0.230%, 12/1/2011 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations -1.8%
Federal Home Loan Bank - 1.8%
0.330%, 8/10/2012	40,000,000	40,000,000
0.440%, 8/28/2012	20,000,000	20,000,000

Total U.S. Government & U.S. Government Agency Obligations		60,000,000

Total Investments - 100.1% (at amortized cost)	3,397,937,523
Other Assets and Liabilities - (0.1)%	(4,311,103)

Total Net Assets - 100.0%	$3,393,626,420

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2011.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2011.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities law. At November 30, 2011, these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	$19,971,310	4.23%
Short-Term Income Fund	15,346,078	9.77
Short-Intermediate Bond Fund	27,802,084	17.80
Intermediate Tax-Free Fund	9,190,000	1.45
Government Income Fund	17,505,421	6.99
TCH Corporate Income Fund	10,550,539	11.08
Aggregate Bond Fund	74,964,086	15.66
TCH Core Plus Bond Fund	10,824,163	9.69
Tax-Free Money Market Fund	127,840,000	15.36
Prime Money Market Fund	1,149,142,707	33.86

(6)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(7)	Securities that are subject to alternative minimum tax of the Short-Term Income Fund, Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 0.61%, 3.35%, 26.55% and 13.56%, respectively, as calculated based upon total portfolio market value.

(8)	Securities have redemption features that may delay redemption beyond seven days. These securities represent a quarterly floating rate funding agreement with a 90 day put feature whose maturity is extendable per the discretion of M&I Investment Management Corp., the Funds’ investment adviser (the “Adviser”).

(9)	Each issue shows the rate of the discount at the time of purchase.

(10)	Issue is in default or bankruptcy.

(11)	Denotes an investment in an affiliated entity. An affiliated entity is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Transactions during the period with entities which are affiliates as of November 30, 2011 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value End of Period
Large-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.173%	$—	$11,871,476	$4,972,218	$1,948	$6,899,258
Large-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.173%	—	36,790,607	31,673,830	3,392	5,116,777
Large-Cap Focus Fund
BMO Prime Money Market Fund, Class I, 0.173%	—	6,122,857	962,783	1,260	5,160,074
Mid-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.173%	—	21,252,179	13,780,686	2,428	7,471,493
Mid-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.173%	—	17,456,242	14,002,372	1,182	3,453,870
Small-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.173%	—	3,015,549	2,166,911	358	848,638
Small-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.173%	—	38,603,938	30,665,836	3,025	7,938,102
Safeguard Scientifics, Inc.	19,743,636	—	—	—	20,740,665
Ultra Short Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.260%	33,366,087	152,465,130	155,327,793	14,221	30,503,424
Short-Term Income Fund
BMO Prime Money Market Fund, Class I, 0.173%	—	30,059,595	18,983,351	3,504	11,076,244
Short Intermediate Bond Fund
BMO Prime Money Market Fund, Class I, 0.173%	—	43,214,766	33,506,100	3,191	9,708,666
Intermediate Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.260%	42,929,058	77,572,746	97,900,271	17,652	22,601,533
Government Income Fund
BMO Government Money Market Fund, Class I, 0.010%	—	50,628,837	42,550,344	373	8,078,493
TCH Corporate Income Fund
BMO Prime Money Market Fund, Class I, 0.173%	4,018,890	18,161,811	17,066,501	1,989	5,114,200
Aggregate Bond Fund
BMO Prime Money Market Fund, Class I, 0.173%	—	138,131,984	118,240,388	12,889	19,891,596
TCH Core Plus Bond Fund
BMO Prime Money Market Fund, Class I, 0.173%	6,903,852	15,992,076	19,044,084	1,615	3,851,844

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Federal Agriculture Mortgage Corporation
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	National Rural Utilities Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateralized
FGIC	-	Financial Guaranty Insurance Corporation
FDIC	-	Federal Depository Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note

FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at November 30, 2011 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Large-Cap Value Fund	$145,954,862	$31,948,220	$(4,169,444)	$27,778,776
Large-Cap Growth Fund	214,395,072	26,172,346	(4,305,801)	21,866,545
Large-Cap Focus Fund	62,988,925	5,117,285	(3,192,547)	1,924,738
Mid-Cap Value Fund	252,630,841	41,860,607	(14,312,863)	27,547,744
Mid-Cap Growth Fund	267,162,338	64,744,547	(13,542,396)	51,202,151
Small-Cap Value Fund	33,859,355	1,267,197	(3,077,133)	(1,809,936)
Small-Cap Growth Fund	672,136,824	94,832,375	(35,196,923)	59,635,452
International Stock Fund	62,768,274	7,354,904	(6,097,578)	1,257,326
Lloyd George Emerging Markets Equity Fund	35,817,749	11,642,597	(3,657,275)	7,985,322
Ultra Short Tax-Free Fund	473,687,705	561,566	(578,262)	(16,696)
Short-Term Income Fund	183,487,216	1,498,551	(3,224,476)	(1,725,925)
Short-Intermediate Bond Fund	224,895,443	2,482,210	(4,027,524)	(1,545,314)
Intermediate Tax-Free Fund	617,526,609	18,164,561	(1,245,820)	16,918,741
Government Income Fund	362,871,734	5,330,060	(2,880,424)	2,449,636
TCH Corporate Income Fund	112,453,142	4,462,722	(1,638,434)	2,824,288
Aggregate Bond Fund	676,645,312	7,547,152	(4,326,495)	3,220,657
TCH Core Plus Bond Fund	125,427,655	6,458,284	(1,276,853)	5,181,431
Government Money Market Fund*	461,760,271	—	—	—
Tax-Free Money Market Fund*	851,347,641	—	—	—
Prime Money Market Fund*	3,397,937,523	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis, and therefore the Value of Securities Loaned and Payable on Collateral Due to Brokers in the table below may not accurately reflect the operational nature of the securities lending program. The Funds’ securities on loan were appropriately collateralized at November 30, 2011. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in “Investment Valuations” in Note 1 of the Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get them back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral received from the borrower. On May 18, 2000, the Securities and Exchange Commission issued an order to the BMO Funds that exempts certain securities lending activities from prohibitions under the Act. Under the terms of the exemptive order, (i) the Funds may pay a portion of net revenue to Marshall & Ilsley Trust Company N.A. (“M&I Trust”) for its services as securities lending agent, and (ii) cash collateral received for a loan of one Fund’s securities may be invested jointly with collateral received for loans of other Funds’ securities.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of November 30, 2011 (1):

Description	Value
ABN AMRO Bank NV, 0.836%, 6/8/2012 (2)	$24,720,725
ANZ National Ltd., 0.452%, 6/29/2012 (2)	25,000,000
Bank of Nova Scotia, 0.340%, 12/8/2011 (2)	25,000,150
Blackrock Liquidity TempCash Money Market Fund, 0.142%	65,790,349
Blackrock Liquidity TempFund Money Market Fund, 0.134%	50,752,550
Canadian Imperial Bank, 0.540%, 10/22/2012 (2)	19,998,460
Commonwealth Bank Australia, 0.484%, 9/10/2012 (2)	25,000,000
Dreyfus Cash Management Plus, Inc., Money Market Fund, 0.050%	25,000,000
Dreyfus Institutional Cash Advantage Money Market Fund, 0.071%	14,288,605
FCAR Owner Trust I, 0.410%, 1/17/2012 (3)	24,951,882
Fidelity Institutional Money Market Fund, 0.180%	72,200,000
Fidelity Institutional Prime Money Market Fund, 0.117%	30,000,000
General Electric Corp, 0.511%, 4/10/2012 (2)	3,002,031
Goldman Sachs Money Market Fund, 0.182%	52,000,000
GovCo, Inc., 0.380%, 1/12/2012 (3)	29,950,917
Metlife Insurance FA, 0.526%, 2/28/2012 (2)	20,000,000
National Rural Utilities Co., 0.437%, 12/9/2011 (2)	14,999,685
Prudential PLC, 0.451%, 1/11/2012 (3)	24,943,125
Reckitt Benckiser, 0.370%, 1/4/2012 (3)	30,953,164
Royal Bank of Canada NY, 0.590%, 11/9/2012 (2)	25,011,850
Sanofi-Aventis, 0.413%, 3/28/2012 (2)	25,009,850
Western Asset Institutional Cash Reserves Money Market Fund, 0.133%	67,069,589
Western Asset Institutional Liquid Reserves Money Market Fund, 0.159%	30,000,000
Westpac Securities Ltd., 0.353%, 7/20/2012 (3)	25,000,000

Total	$750,642,932

Fund	Value of Securities Loaned	Payable on Collateral Due to Brokers
Large-Cap Value Fund	$27,678,971	$27,661,610
Large-Cap Growth Fund	47,903,627	47,873,584
Large-Cap Focus Fund	9,762,336	9,756,216
Mid-Cap Value Fund	46,029,319	46,000,454
Mid-Cap Growth Fund	65,059,467	65,018,671
Small-Cap Value Fund	6,518,047	6,513,958
Small-Cap Growth Fund	202,376,444	202,249,535
Short-Term Income Fund	23,005,603	22,991,176
Short-Intermediate Bond Fund	61,420,520	61,382,005
Government Income Fund	61,033,332	60,995,058
TCH Corporate Income Fund	18,966,756	18,954,863
Aggregate Bond Fund	160,697,270	160,596,502
TCH Core Plus Bond Fund	20,662,258	20,649,300

Total	$751,113,950	$750,642,932

(1)	The collateral pool is managed by the fixed income group within the Adviser.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2011.

(3)	Each issue shows the rate of the discount at the time of purchase.

3. Fair Value Measurements Discussion and Disclosure

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common & preferred stocks, options & futures contracts, and mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, Money Market holdings are valued using amortized cost under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of the holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$139,130,845	$—	$—	$139,130,845
Purchased Call Options	41,925	—	—	41,925
Short-Term Investments	—	34,560,868	—	34,560,868

Total	$139,172,770	$34,560,868	$—	$173,733,638

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$183,271,256	$—	$—	$183,271,256
Short-Term Investments	—	52,990,361	—	52,990,361

Total	$183,271,256	$52,990,361	$—	$236,261,617

Large-Cap Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$49,997,373	$—	$—	$49,997,373
Short-Term Investments	—	14,916,290	—	14,916,290

Total	$49,997,373	$14,916,290	$—	$64,913,663

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$226,553,638	$—	$—	$226,553,638
Purchased Call Options	153,000.00	—	—	153,000.00
Short-Term Investments	—	53,471,947	—	53,471,947

Total	$226,706,638	$53,471,947	$—	$280,178,585

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$249,891,948	$—	$—	$249,891,948
Short-Term Investments	—	68,472,541	—	68,472,541

Total	$249,891,948	$68,472,541	$—	$318,364,489

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$24,686,823	$—	$—	$24,686,823
Short-Term Investments	—	7,362,596	—	7,362,596

Total	$24,686,823	$7,362,596	$—	$32,049,419

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$521,584,639	$—	$—	$521,584,639
Short-Term Investments	—	210,187,637	—	210,187,637

Total	$521,584,639	$210,187,637	$—	$731,772,276

International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(2)
Australia	$—	$3,665,167	$—	$3,665,167
Austria	—	462,610	—	462,610
Belgium	—	428,305	—	428,305
Bermuda	—	787,062	—	787,062
Brazil	672,642	—	—	672,642
British Virgin Islands	33,915	47,853	—	81,768
Canada	392,858	—	—	392,858
Cayman Islands	241,480	18,443	—	259,923
China	—	221,683	—	221,683
Cyprus	—	45,807	—	45,807
Denmark	—	1,059,961	—	1,059,961
Finland	—	233,179	—	233,179
France	—	4,032,558	—	4,032,558
Germany	—	4,821,568	—	4,821,568
Greece	—	13,756	—	13,756
Hong Kong	—	1,151,522	—	1,151,522
India	—	383,741	—	383,741
Indonesia	—	156,029	—	156,029
Ireland	353,166	—	—	353,166
Italy	—	1,806,432	—	1,806,432
Japan	43,707	14,207,500	—	14,251,207
Jersey	—	525,669	—	525,669
Malaysia	—	42,666	—	42,666
Mexico	454,905	—	—	454,905
Netherlands	—	1,014,999	—	1,014,999
New Zealand	113,992	354,595	—	468,587
Norway	—	1,965,480	—	1,965,480
Poland	—	538,158	—	538,158
Portugal	—	360,413	—	360,413
Russia	—	492,956	—	492,956
Singapore	—	1,843,728	—	1,843,728
South Africa	—	312,978	—	312,978
South Korea	—	1,828,519	—	1,828,519
Spain	—	1,042,138	—	1,042,138
Sweden	—	1,640,819	—	1,640,819
Switzerland	—	2,618,234	—	2,618,234
Taiwan	436,102	215,110	—	651,212
Thailand	—	15,779	—	15,779
Turkey	—	180,870	—	180,870
United Kingdom	2,374,819	8,613,140	—	10,987,959
Preferred Stocks(2)	—	26,550	—	26,550
Short-Term Investments	—	1,732,037	—	1,732,037

Total	$5,117,586	$58,908,014	$—	$64,025,600

Lloyd George Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(2)
Bermuda	$—	$355,849	$—	$355,849
Brazil	6,508,372	—	—	6,508,372
Canada	334,672	—	—	334,672
Cayman Islands	248,054	914,414	—	1,162,468
Chile	177,382	—	—	177,382
China	585,237	3,897,361	—	4,482,598
Colombia	668,898	—	—	668,898
Czech Republic	—	599,086	—	599,086
Hong Kong	894,878	502,507	—	1,397,385
India	846,535	2,521,987	—	3,368,522
Indonesia	—	968,045	—	968,045
Israel	—	418,796	—	418,796
Mexico	1,760,214	—	—	1,760,214
Poland	—	523,171	—	523,171
Portugal	—	227,222	—	227,222
Russia	682,981	3,127,455	—	3,810,436
South Africa	—	3,247,874	—	3,247,874
South Korea	507,574	6,436,744	—	6,944,318
Taiwan	565,831	2,059,434	—	2,625,265
Thailand	—	1,371,373	—	1,371,373
Turkey	—	1,079,333	—	1,079,333
United Kingdom	—	1,085,752	—	1,085,752
Short-Term Investments	—	686,040	—	686,040

Total	$13,780,628	$30,022,443	$—	$43,803,071

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$426,809,199	$—	$426,809,199
Short-Term Investments	—	46,861,810	—	46,861,810

Total	$—	$473,671,009	$—	$473,671,009

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$8,435,438	$—	$8,435,438
Collateralized Mortgage Obligations	—	7,052,558	—	7,052,558
Commercial Mortgage Securities	—	19,034,355	—	19,034,355
Corporate Bonds & Notes	—	73,713,005	1,778,760	75,491,765
Municipals	—	10,102,066	—	10,102,066
Mutual Funds	6,483,015	—	—	6,483,015
U.S. Government & U.S. Government Agency Obligations	—	15,413,256	—	15,413,256
U.S. Government Agency-Mortgage Securities	—	3,886,753	—	3,886,753
Short-Term Investments	—	35,862,085	—	35,862,085

Total	$6,483,015	$173,499,516	$1,778,760	$181,761,291

Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$3,969,760	$—	$3,969,760
Commercial Mortgage Securities	—	6,571,374	—	6,571,374
Corporate Bonds & Notes	—	89,028,972	2,928,000	91,956,972
Municipals	—	2,098,260	—	2,098,260
U.S. Government & U.S. Government Agency Obligations	—	42,451,372	—	42,451,372
U.S. Government Agency-Mortgage Securities	—	5,211,720	—	5,211,720
Short-Term Investments	—	71,090,671	—	71,090,671

Total	$—	$220,422,129	$2,928,000	$223,350,129

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$611,328,096	$—	$611,328,096
Short-Term Investments	—	23,117,254	—	23,117,254

Total	$—	$634,445,350	$—	$634,445,350

Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$4,384,274	$-	$4,384,274
Collateralized Mortgage Obligations	-	42,081,115	-	42,081,115
Commercial Mortgage Securities	-	25,220,384	-	25,220,384
Corporate Bonds & Notes	-	-	2,196,000	2,196,000
U.S. Government Agency-Mortgage Securities	-	222,346,694	-	222,346,694
Short-Term Investments	-	69,073,551	-	69,073,551

Total	$-	$363,106,018	$2,196,000	$365,302,018

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$7,313,012	$—	$7,313,012
Corporate Bonds & Notes	1,012,100	82,300,150	—	83,312,250
Municipals	—	583,105	—	583,105
Short-Term Investments	—	24,069,063	—	24,069,063

Total	$1,012,100	$114,265,330	$—	$115,277,430

Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,529,677	$—	$3,529,677
Collateralized Mortgage Obligations	—	20,269,791	—	20,269,791
Commercial Mortgage Securities	—	11,954,507	—	11,954,507
Corporate Bonds & Notes	1,805,600	223,379,617	—	225,185,217
Municipals	—	8,398,719	—	8,398,719
U.S. Government & U.S. Government Agency Obligations	—	85,725,475	—	85,725,475
U.S. Government Agency-Mortgage Securities	—	144,314,485	—	144,314,485
Short-Term Investments	—	180,488,098	—	180,488,098

Total	$1,805,600	$678,060,369	$—	$679,865,969

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$9,135,375	$—	$9,135,375
Commercial Mortgage Securities	—	1,448,386	—	1,448,386
Corporate Bonds & Notes	1,012,100	64,962,921	—	65,975,021
Municipals	—	349,863	—	349,863
U.S. Government & U.S. Government Agency Obligations	—	10,444,893	—	10,444,893
U.S. Government Agency-Mortgage Securities	—	18,754,404	—	18,754,404
Short-Term Investments	—	24,501,144	—	24,501,144

Total	$1,012,100	$129,596,986	$—	$130,609,086

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$140,090,000	$—	$140,090,000
Repurchase Agreements	—	203,012,589	—	203,012,589
U.S. Government & U.S. Government Agency Obligations	—	118,657,682	—	118,657,682

Total	$—	$461,760,271	$—	$461,760,271

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$838,796,137	$—	$838,796,137
Mutual Funds	—	12,551,504	—	12,551,504

Total	$—	$851,347,641	$—	$851,347,641

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$—	$347,493,120	$—	$347,493,120
Commercial Paper	—	1,127,796,270	—	1,127,796,270
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	824,685,000	—	824,685,000
Mutual Funds	—	115,000,000	—	115,000,000
Notes-Variable	—	444,727,799	—	444,727,799
Repurchase Agreements	—	220,235,334	—	220,235,334
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations		60,000,000		60,000,000

Total	$—	$3,397,937,523	$—	$3,397,937,523

	Unrealized Appreciation On Other Financial Instruments(3)
Fund	Level 1	Level 2	Level 3	Total
Government Income Fund
Short Futures Contracts	$19,352	$—	$—	$19,352

Total	$19,352	$—	$—	$19,352

(1)	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status.

(2)	The values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured by the Russell 1000 Index. As of November 30, 2011, conditions were met to fair value by the service and some securities were categorized in Level 2 but did not require valuation at August 31, 2011 and were categorized in Level 1. As a result, some securities were fair valued by the service and categorized in Level 2 throughout the period ended November 30, 2011. Such securities would represent the only significant transfer between each of the three levels. The Funds recognize transfers between levels of the hierarchy on the date of transfer.

(3)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in deterring value:

Fund	Beginning balance September 1, 2011	Transfers into Level 3 during the period	Transfers our of Level 3 during the period	Total realized and change in unrealized gain/(loss)	Purchases	(Sales)	Ending balance November 30, 2011	Change in unrealized appreciation/ (depreciation) during the period for Level 3 Investments held at end of period
Short-Term Income Fund Corporate Bonds & Notes	$1,805,490	$—	$—	$(26,730)	$—	$—	$1,778,760	$(26,730)
Short-Intermediate Bond Fund Corporate Bonds & Notes	2,972,000	—	—	(44,000)	—	—	2,928,000	(44,000)
Government Income Fund Corporate Bonds & Notes	2,229,000	—	—	(33,000)	—	—	2,196,000	(33,000)

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended November 30, 2011, the Large-Cap Value Fund had $16,201 in realized losses on all option contracts. During the period ended November 30, 2011, the Large-Cap Value Fund had average written and purchased options outstanding of 100 contracts and 480 contracts, respectively, and the Mid-Cap Value Fund had average purchased options outstanding of 600 contracts.

At November 30, 2011, the Funds had no outstanding written options.

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended November 30, 2011, the Government Income Fund had an average of 18 short futures contracts outstanding.

At November 30, 2011, the Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation
Government Income Fund	March 2012	5	U.S. 2 Year Note	Short	$136
Government Income Fund	March 2012	15	U.S. 5 Year Note	Short	10,604
Government Income Fund	March 2012	15	U.S. 10 Year Note	Short	8,612

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2011 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marshall Funds, Inc., d/b/a BMO Funds

/s/ John M. Blaser
By:	John M. Blaser
President
January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By:	John M. Blaser
President
(Principal Executive Officer)
January 25, 2012

/s/ Timothy M. Bonin
By:	Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 25, 2012